UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
          (Address of principal executive offices)         (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: October 31, 2013
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 100.0%
                   AUTO COMPONENTS -- 7.5%
           69,414  BorgWarner, Inc.                             $   7,158,666
          154,694  Delphi Automotive PLC                            8,848,497
          176,603  Gentex Corp.                                     5,199,192
          522,579  Goodyear Tire & Rubber (The) Co.                10,963,707
           54,442  Johnson Controls, Inc.                           2,512,498
          163,914  Lear Corp.                                      12,685,305
          164,513  TRW Automotive Holdings   Corp. (a)             12,356,571
          155,105  Visteon Corp. (a)                               11,957,045
                                                                -------------
                                                                   71,681,481
                                                                -------------
                   AUTOMOBILES -- 5.0%
          695,426  Ford Motor Co.                                  11,898,739
          251,283  General Motors Co. (a)                           9,284,907
           70,353  Harley-Davidson, Inc.                            4,505,406
           60,664  Tesla Motors, Inc. (a) (b)                       9,702,600
          202,134  Thor Industries, Inc.                           11,725,793
                                                                -------------
                                                                   47,117,445
                                                                -------------
                   BUILDING PRODUCTS -- 0.8%
          169,106  Fortune Brands Home & Security,
                      Inc.                                          7,285,086
                                                                -------------
                   COMMERCIAL SERVICES & SUPPLIES -- 1.0%
          320,367  KAR Auction Services, Inc.                       9,521,307
                                                                -------------
                   DISTRIBUTORS -- 1.5%
           27,925  Genuine Parts Co.                                2,201,328
          368,135  LKQ Corp. (a)                                   12,159,499
                                                                -------------
                                                                   14,360,827
                                                                -------------
                   DIVERSIFIED CONSUMER SERVICES -- 3.1%
          563,759  Apollo Group, Inc., Class A (a)                 15,046,728
          230,353  DeVry, Inc.                                      8,269,673
          121,334  Service Corp. International                      2,185,225
          120,939  Weight Watchers International,
                      Inc. (b)                                      3,883,351
                                                                -------------
                                                                   29,384,977
                                                                -------------
                   DIVERSIFIED FINANCIAL SERVICES -- 0.3%
           34,459  McGraw Hill Financial, Inc.                      2,401,103
                                                                -------------
                   FOOD & STAPLES RETAILING -- 1.3%
           39,218  Costco Wholesale Corp.                           4,627,724
           95,176  Wal-Mart Stores, Inc.                            7,304,758
                                                                -------------
                                                                   11,932,482
                                                                -------------
                   HOTELS, RESTAURANTS & LEISURE -- 9.4%
          125,426  Bally Technologies, Inc. (a)                     9,173,658
          276,898  Carnival Corp.                                   9,594,516
           16,433  Chipotle Mexican Grill, Inc. (a)                 8,659,698


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   HOTELS, RESTAURANTS & LEISURE
                      (CONTINUED)
           52,329  Choice Hotels International,
                      Inc.                                      $   2,438,008
          152,065  Darden Restaurants, Inc.                         7,835,909
          133,001  Domino's Pizza, Inc.                             8,919,047
           49,931  Dunkin' Brands Group, Inc.                       2,380,710
           52,591  Hyatt Hotels Corp., Class A (a)                  2,503,332
          371,867  International Game Technology                    6,991,100
          136,066  Las Vegas Sands Corp.                            9,554,554
           40,813  Penn National Gaming, Inc. (a)                   2,387,969
          118,051  Royal Caribbean Cruises Ltd.                     4,962,864
          117,422  Starbucks Corp.                                  9,517,053
           28,588  Wynn Resorts Ltd.                                4,752,755
                                                                -------------
                                                                   89,671,173
                                                                -------------
                   HOUSEHOLD DURABLES -- 6.6%
          232,565  D.R. Horton, Inc.                                4,407,107
          100,008  Garmin Ltd. (b)                                  4,675,374
          145,425  Jarden Corp. (a)                                 8,050,728
          149,903  Leggett & Platt, Inc.                            4,458,115
           63,817  Lennar Corp., Class A                            2,268,694
           82,165  Newell Rubbermaid, Inc.                          2,434,549
          399,042  Taylor Morrison Home Corp.,
                      Class A (a)                                   8,874,694
           51,392  Tempur Sealy International,
                      Inc. (a)                                      1,970,883
          278,695  Toll Brothers, Inc. (a)                          9,163,492
           52,335  Tupperware Brands Corp.                          4,691,833
           80,130  Whirlpool Corp.                                 11,699,781
                                                                -------------
                                                                   62,695,250
                                                                -------------
                   INTERNET & CATALOG RETAIL -- 4.7%
           22,498  Amazon.com, Inc. (a)                             8,189,947
          192,562  Liberty Interactive Corp., Class A (a)           5,191,472
           37,926  Netflix, Inc. (a)                               12,230,376
            8,920  priceline.com, Inc. (a)                          9,400,164
          119,179  TripAdvisor, Inc. (a)                            9,857,295
                                                                -------------
                                                                   44,869,254
                                                                -------------
                   INTERNET SOFTWARE & SERVICES -- 1.2%
          466,837  Pandora Media, Inc. (a)                         11,731,614
                                                                -------------
                   LEISURE EQUIPMENT & PRODUCTS -- 1.5%

           47,950  Hasbro, Inc.                                     2,476,617
           90,821  Polaris Industries, Inc.                        11,893,010
                                                                -------------
                                                                   14,369,627
                                                                -------------
                   MACHINERY -- 0.2%
           26,800  WABCO Holdings, Inc. (a)                         2,296,224
                                                                -------------
                   MEDIA -- 13.6%
           65,981  AMC Networks, Inc., Class A (a)                  4,624,608
           81,943  CBS Corp., Class B                               4,846,109

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS (CONTINUED)
                   MEDIA (CONTINUED)
           67,087  Charter Communications, Inc.,
                      Class A (a)                               $   9,005,759
          142,361  Cinemark Holdings, Inc.                          4,670,864
          551,109  Clear Channel Outdoor Holdings,
                      Inc., Class A (a)                             4,684,427
          156,009  Comcast Corp., Class A                           7,422,908
           26,752  Discovery Communications, Inc.,
                      Class A (a)                                   2,378,788
          100,382  DISH Network Corp., Class A                      4,838,412
          262,749  Gannett Co., Inc.                                7,270,265
          526,068  Interpublic Group of Cos. (The),
                      Inc.                                          8,837,942
           47,392  John Wiley & Sons, Inc., Class A                 2,383,344
           28,472  Liberty Global PLC, Class A (a)                  2,231,351
          334,738  Lions Gate Entertainment
                      Corp. (a)                                    11,575,240
          730,510  News Corp., Class A (a)                         12,856,976
           35,631  Omnicom Group, Inc.                              2,426,827
          238,083  Regal Entertainment Group,
                      Class A (b)                                   4,525,958
           57,870  Scripps Networks Interactive,
                      Class A                                       4,658,535
        1,816,557  Sirius XM Radio, Inc.                            6,848,420
           80,324  Starz, Class A (a)                               2,421,769
           20,256  Time Warner Cable, Inc.                          2,433,758
           68,663  Time Warner, Inc.                                4,719,895
          134,847  Twenty-First Century Fox, Inc.,
                      Class A                                       4,595,586
           54,048  Viacom, Inc., Class B                            4,501,658
           70,058  Walt Disney (The) Co.                            4,805,278
                                                                -------------
                                                                  129,564,677
                                                                -------------
                   MULTILINE RETAIL -- 7.0%
          243,666  Big Lots, Inc. (a)                               8,859,696
          149,816  Dillard's, Inc., Class A                        12,281,916
           80,059  Dollar General Corp. (a)                         4,625,809
           79,062  Dollar Tree, Inc. (a)                            4,617,221
           97,734  Family Dollar Stores, Inc.                       6,731,918
          226,713  Kohl's Corp.                                    12,877,298
          208,875  Macy's, Inc.                                     9,631,226
          110,021  Target Corp.                                     7,128,261
                                                                -------------
                                                                   66,753,345
                                                                -------------
                   PERSONAL PRODUCTS -- 2.0%
          278,775  Coty, Inc., Class A                              4,287,559
          122,529  Nu Skin Enterprises, Inc., Class A              14,327,316
                                                                -------------
                                                                   18,614,875
                                                                -------------
                   ROAD & RAIL -- 2.1%
           38,235  AMERCO                                           7,720,793
          244,160  Avis Budget Group, Inc. (a)                      7,649,533
          203,927  Hertz Global Holdings, Inc. (a)                  4,682,164
                                                                -------------
                                                                   20,052,490
                                                                -------------

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   SPECIALTY RETAIL -- 23.8%
          423,526  Aaron's, Inc.                                $  12,015,433
          331,706  Abercrombie & Fitch Co., Class A                12,432,341
          838,604  American Eagle Outfitters, Inc.                 12,989,976
          353,217  Ascena Retail Group, Inc. (a)                    6,990,164
          173,228  AutoNation, Inc. (a)                             8,354,787
           90,983  Bed Bath & Beyond, Inc. (a)                      7,034,806
          312,845  Best Buy Co., Inc.                              13,389,766
           35,848  Cabela's, Inc. (a)                               2,126,503
          186,477  CarMax, Inc. (a)                                 8,762,554
          542,505  Chico's FAS, Inc.                                9,303,961
          303,299  CST Brands, Inc.                                 9,778,360
           42,309  Dick's Sporting Goods, Inc.                      2,251,262
          105,915  DSW, Inc., Class A                               9,285,568
          345,656  Foot Locker, Inc.                               11,994,263
           56,104  Gap (The), Inc.                                  2,075,287
          302,784  Guess?, Inc.                                     9,462,000
           29,781  Home Depot (The), Inc.                           2,319,642
          115,191  L Brands, Inc.                                   7,212,109
          189,827  Lowe's Cos., Inc.                                9,449,588
          290,468  Murphy USA, Inc. (a)                            11,787,191
           55,160  O'Reilly Automotive, Inc. (a)                    6,829,360
           92,291  PetSmart, Inc.                                   6,715,093
           62,057  Ross Stores, Inc.                                4,800,109
           98,246  Signet Jewelers Ltd.                             7,335,046
           29,501  Tiffany & Co.                                    2,335,594
          124,832  TJX (The) Cos., Inc.                             7,588,537
          134,566  Tractor Supply Co.                               9,601,284
           75,640  Ulta Salon Cosmetics &
                      Fragrance, Inc. (a)                           9,746,214
           40,202  Williams-Sonoma, Inc.                            2,108,193
                                                                -------------
                                                                  226,074,991
                                                                -------------
                   TEXTILES, APPAREL & LUXURY GOODS -- 7.4%
           92,752  Carter's, Inc.                                   6,413,801
          137,112  Deckers Outdoor Corp. (a)                        9,437,419
           60,558  Fossil Group, Inc. (a)                           7,687,232
          188,299  Hanesbrands, Inc.                               12,826,928
          121,273  Michael Kors Holdings Ltd. (a)                   9,331,957
           96,913  NIKE, Inc., Class B                              7,342,129
           19,045  PVH Corp.                                        2,372,436
          147,668  Under Armour, Inc., Class A (a)                 11,983,258
           11,337  VF Corp.                                         2,437,455
                                                                -------------
                                                                   69,832,615
                                                                -------------
                   TOTAL COMMON STOCKS --100.0%                   950,210,843
                   (Cost $822,090,980)                          -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   MONEY MARKET FUNDS -- 0.1%
          564,832  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class
                    0.03% (c)                                   $     564,832
                   (Cost $564,832)                              -------------

                   COLLATERAL FOR SECURITIES ON LOAN -- 1.8%
                   MONEY MARKET FUNDS -- 0.4%
        3,626,715  Goldman Sachs Financial Square
                    Treasury Instruments Fund -
                    Institutional Class - 0.001% (c)                3,626,715
                   (Cost $3,626,715)
  PRINCIPAL
    VALUE
---------------
                   REPURCHASE AGREEMENTS -- 1.4%
      $13,765,221  JPMorgan Chase & Co., 0.03% (c),
                    dated 10/31/13, due 11/01/13,
                    with a maturity value of
                    $13,765,232. Collateralized by
                    U.S. Treasury Note, interest
                    rate of 0.375%, due 02/15/16.
                    The value of the collateral
                    including accrued interest is
                    $14,041,625.                                   13,765,221
                   (Cost $13,765,221)                           -------------

                   TOTAL COLLATERAL FOR SECURITIES
                    ON LOAN - 1.8%                                 17,391,936
                   (Cost $17,391,936)                           -------------

                   TOTAL INVESTMENTS -- 101.9%                    968,167,611
                   (Cost $840,047,748) (d)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (1.9)%                         (17,940,556)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 950,227,055
                                                                =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $17,035,362 and the total value of the collateral held by the Fund is $17,391,936.

(c)   Interest rate shown reflects yield as of October 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $133,824,431 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,704,568.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*              $950,210,843        $         --       $     --

Money Market Funds             4,191,547                  --             --
Repurchase Agreements                 --          13,765,221             --
                          -----------------------------------------------------
Total Investments           $954,402,390        $ 13,765,221       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 100.0%
                   BEVERAGES -- 12.3%
          238,949  Beam, Inc.                                    $ 16,081,267
          504,197  Coca-Cola Enterprises, Inc.                     21,040,141
          538,103  Constellation Brands, Inc.,
                      Class A (a)                                  35,138,126
          616,149  Molson Coors Brewing Co., Class B               33,272,046
                                                                -------------
                                                                  105,531,580
                                                                -------------
                   FOOD & STAPLES RETAILING -- 26.6%
          544,331  CVS Caremark Corp.                              33,890,048
          142,811  Fresh Market (The), Inc. (a)                     7,270,508
          957,220  Kroger (The) Co.                                41,007,305
        1,206,966  Safeway, Inc.                                   42,123,113
          152,204  Sprouts Farmers Market, Inc. (a)                 7,010,516
          636,840  Sysco Corp.                                     20,595,406
          574,126  Walgreen Co.                                    34,011,224
          660,024  Whole Foods Market, Inc.                        41,667,315
                                                                -------------
                                                                  227,575,435
                                                                -------------
                   FOOD PRODUCTS -- 36.9%
          550,271  Archer-Daniels-Midland Co.                      22,506,084
          203,479  Bunge Ltd.                                      16,711,730
          379,389  Campbell Soup Co.                               16,150,590
          668,201  ConAgra Foods, Inc.                             21,255,474
          945,500  Flowers Foods, Inc.                             23,958,970
          140,954  General Mills, Inc.                              7,106,901
          410,049  Green Mountain Coffee Roasters,
                      Inc. (a)                                     25,755,178
          166,972  Hershey (The) Co.                               16,570,301
          481,247  Hormel Foods Corp.                              20,914,995
          583,501  Ingredion, Inc.                                 38,371,026
          193,029  J.M. Smucker (The) Co.                          21,466,755
          115,066  Kellogg Co.                                      7,277,924
          983,084  Mondelez International, Inc.,
                      Class A                                      33,070,946
          255,306  Pinnacle Foods, Inc.                             6,916,239
        1,365,369  Tyson Foods, Inc., Class A                      37,779,760
                                                                -------------
                                                                  315,812,873
                                                                -------------
                   HOUSEHOLD PRODUCTS -- 12.2%
          112,552  Church & Dwight Co., Inc.                        7,332,763
          189,049  Clorox (The) Co.                                17,050,329
          113,990  Colgate-Palmolive Co.                            7,378,573
          338,888  Energizer Holdings, Inc.                        33,248,302
          163,945  Kimberly-Clark Corp.                            17,706,060
          268,192  Procter & Gamble (The) Co.                      21,656,504
                                                                -------------
                                                                  104,372,531
                                                                -------------
                   PERSONAL PRODUCTS -- 4.2%
          553,386  Herbalife Ltd.                                  35,870,481
                                                                -------------
                   SPECIALTY RETAIL -- 4.9%
          706,824  GNC Holdings, Inc., Class A                     41,575,388
                                                                -------------
                   TOBACCO -- 2.9%
          344,882  Lorillard, Inc.                                 17,592,431


SHARES        DESCRIPTION                                 VALUE
--------------------------------------------------------------------------------
                   TOBACCO (CONTINUED)
          138,472  Reynolds American, Inc.                      $   7,113,306
                                                                -------------
                                                                   24,705,737
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.0%                  855,444,025
                   (Cost $766,141,139)

                   MONEY MARKET FUNDS -- 0.0%
          492,411  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class -
                    0.03% (b)                                         492,411
                   (Cost $492,411)                              -------------

                   TOTAL INVESTMENTS -- 100.0%                    855,936,436
                   (Cost $766,633,550) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                              (145,625)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 855,790,811
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,963,624 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,660,738.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $855,444,025          $     --         $     --
Money Market Funds               492,411                --               --
                          -----------------------------------------------------
Total Investments           $855,936,436          $     --         $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 100.0%
                   ENERGY EQUIPMENT & SERVICES -- 31.1%
          149,466  Atwood Oceanics, Inc. (a)                    $   7,941,129
           67,021  Baker Hughes, Inc.                               3,893,250
           28,188  Cameron International Corp. (a)                  1,546,394
          105,608  Diamond Offshore Drilling, Inc.                  6,540,303
           43,006  Dril-Quip, Inc. (a)                              5,049,765
           54,971  Frank's International N.V. (a)                   1,681,563
           68,334  Halliburton Co.                                  3,623,752
          119,302  Helmerich & Payne, Inc.                          9,251,870
          307,338  Nabors Industries Ltd.                           5,372,268
           63,197  National Oilwell Varco, Inc.                     5,130,332
           40,505  Oceaneering International, Inc.                  3,478,569
           47,700  Oil States International, Inc. (a)               5,181,651
          307,817  Patterson-UTI Energy, Inc.                       7,467,640
          134,415  Rowan Cos. PLC, Class A (a)                      4,849,693
          212,694  RPC, Inc. (b)                                    3,900,808
           18,629  Schlumberger Ltd.                                1,745,910
           36,496  Seadrill Ltd.                                    1,701,444
          262,822  Superior Energy Services, Inc. (a)               7,051,514
          106,168  Unit Corp. (a)                                   5,458,097
                                                                -------------
                                                                   90,865,952
                                                                -------------
                   OIL, GAS & CONSUMABLE FUELS -- 65.4%
           17,700  Anadarko Petroleum Corp.                         1,686,633
           77,292  Apache Corp.                                     6,863,530
           44,084  Cabot Oil & Gas Corp.                            1,557,047
           48,188  Cheniere Energy, Inc. (a)                        1,917,882
           63,571  Chesapeake Energy Corp.                          1,777,445
           67,712  Chevron Corp.                                    8,122,731
           34,133  Cimarex Energy Co.                               3,595,912
           15,124  Concho Resources, Inc. (a)                       1,672,866
           94,670  ConocoPhillips                                   6,939,311
           30,672  Continental Resources, Inc. (a)
                      (b)                                           3,493,541
          268,098  Denbury Resources, Inc. (a)                      5,091,181
           29,157  EOG Resources, Inc.                              5,201,609
           37,082  EQT Corp.                                        3,174,590
           76,493  Exxon Mobil Corp.                                6,855,303
          218,370  Golar LNG Ltd. (b)                               8,108,078
           25,573  Gulfport Energy Corp. (a)                        1,500,879
          106,368  Hess Corp.                                       8,637,082
          195,348  HollyFrontier Corp.                              8,997,729
          110,869  Laredo Petroleum Holdings,
                      Inc. (a)                                      3,522,308
          188,675  Marathon Oil Corp.                               6,652,680
          127,902  Marathon Petroleum Corp.                         9,165,457
          109,097  Murphy Oil Corp.                                 6,580,731
           24,561  Noble Energy, Inc.                               1,840,356
          133,949  Oasis Petroleum, Inc. (a)                        7,132,784
           52,773  Occidental Petroleum Corp.                       5,070,430
          366,428  PBF Energy, Inc., Class A (b)                    9,648,049
          142,270  Phillips 66                                      9,166,456
           26,136  Pioneer Natural Resources Co.                    5,352,130


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   OIL, GAS & CONSUMABLE FUELS
                      (CONTINUED)
          118,828  QEP Resources, Inc.                          $   3,928,454
           85,262  SM Energy Co.                                    7,555,066
          149,631  Tesoro Corp.                                     7,315,460
          240,879  Valero Energy Corp.                              9,916,988
           82,468  Whiting Petroleum Corp. (a)                      5,516,285
           88,190  World Fuel Services Corp.                        3,364,448
          170,851  WPX Energy, Inc. (a)                             3,782,641
                                                                -------------
                                                                  190,704,072
                                                                -------------
                   SEMICONDUCTORS & SEMICONDUCTOR
                      EQUIPMENT -- 3.5%
          204,580  First Solar, Inc. (a) (b)                       10,284,237
                                                                -------------

                   TOTAL COMMON STOCKS-- 100.0%                   291,854,261
                   (Cost $264,081,403)                          -------------

                   MONEY MARKET FUNDS -- 0.1%
          152,128  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class
                    - 0.03% (c)                                       152,128
                   (Cost $152,128)                              -------------

                   COLLATERAL FOR SECURITIES ON
                    LOAN -- 5.1%
                   MONEY MARKET FUNDS -- 1.1%
        3,121,121  Goldman Sachs Financial Square
                    Treasury Instruments Fund -
                    Institutional Class - 0.001% (c)                3,121,121
                   (Cost $3,121,121)
  PRINCIPAL
    VALUE
---------------
                   REPURCHASE AGREEMENTS
                       -- 4.0%
$      11,846,234  JPMorgan Chase & Co., 0.03% (c),
                    dated 10/31/13, due 11/01/13,
                    with a maturity value of
                    $11,846,244. Collateralized by
                    U.S. Treasury Note, interest
                    rate of 0.375%, due 02/15/16.
                    The value of the collateral
                    including accrued interest is
                    $12,084,105.                                   11,846,234
                   (Cost $11,846,234)                           -------------

                   TOTAL COLLATERAL FOR SECURITIES
                    ON LOAN - 5.1%                                 14,967,355
                   (Cost $14,967,355)                           -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

OCTOBER 31, 2013 (UNAUDITED)

                   DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 105.2%                  $ 306,973,744
                   (Cost $279,200,886) (d)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (5.2)%                         (15,157,076)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 291,816,668
                                                                =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $14,654,449 and the total value of the collateral held by the Fund is $14,967,355.

(c)   Interest rate shown reflects yield as of October 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,036,031 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,263,173.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $291,854,261        $         --       $     --

Money Market Funds             3,273,249                  --             --
Repurchase Agreements                 --          11,846,234             --
                          -----------------------------------------------------
Total Investments           $295,127,510        $ 11,846,234       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 99.8%
                   CAPITAL MARKETS -- 11.2%
           21,064  Affiliated Managers Group, Inc. (a)          $   4,158,876
          349,910  American Capital Ltd. (a)                        4,902,239
           52,820  Ameriprise Financial, Inc.                       5,310,523
          278,267  Ares Capital Corp.                               4,833,498
           95,617  Bank of New York Mellon (The)
                      Corp.                                         3,040,621
            7,103  BlackRock, Inc.                                  2,136,653
           91,039  Charles Schwab (The) Corp.                       2,062,033
           24,788  Eaton Vance Corp.                                1,036,386
           70,847  Federated Investors, Inc., Class B               1,921,371
           19,028  Franklin Resources, Inc.                         1,024,848
           24,332  Goldman Sachs Group (The), Inc.                  3,914,046
           60,323  Invesco Ltd.                                     2,035,901
           53,418  Lazard Ltd., Class A                             2,064,606
          100,475  LPL Financial Holdings, Inc.                     4,093,351
           35,713  Morgan Stanley                                   1,026,034
           17,709  Northern Trust Corp.                               999,142
           46,191  Raymond James Financial, Inc.                    2,108,619
           93,404  SEI Investments Co.                              3,100,079
           43,899  State Street Corp.                               3,076,003
           74,760  Waddell & Reed Financial, Inc.,
                      Class A                                       4,616,430
                                                                -------------
                                                                   57,461,259
                                                                -------------
                   COMMERCIAL BANKS -- 17.8%
          186,350  Associated Banc-Corp.                            3,030,051
           17,657  Bank of Hawaii Corp.                             1,023,753
           61,704  BankUnited, Inc.                                 1,898,632
           85,538  BB&T Corp.                                       2,905,726
           45,589  BOK Financial Corp.                              2,791,414
           81,006  CapitalSource, Inc.                              1,059,559
           39,452  CIT Group, Inc. (a)                              1,900,008
           28,870  City National Corp.                              2,081,816
           73,419  Comerica, Inc.                                   3,179,043
           43,921  Commerce Bancshares, Inc.                        2,020,805
           13,627  Cullen/Frost Bankers, Inc.                         964,655
           60,235  East West Bancorp, Inc.                          2,029,317
          213,229  Fifth Third Bancorp                              4,057,748
           18,733  First Citizens BancShares, Inc.,
                      Class A                                       3,966,338
          175,120  First Horizon National Corp.                     1,865,028
          371,146  First Niagara Financial Group,
                      Inc.                                          4,093,740
           41,274  First Republic Bank                              2,107,863
          247,137  Fulton Financial Corp.                           3,017,543
          465,976  Huntington Bancshares, Inc.                      4,100,589
          253,201  KeyCorp                                          3,172,609
           25,799  M&T Bank Corp.                                   2,903,161
           53,134  PNC Financial Services Group, Inc.               3,906,943
          183,279  Popular, Inc. (a)                                4,627,795
          311,735  Regions Financial Corp.                          3,002,008
           31,531  Signature Bank (a)                               3,210,486
          118,707  SunTrust Banks, Inc.                             3,993,304
        1,457,923  Synovus Financial Corp.                          4,738,250


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMERCIAL BANKS (CONTINUED)
          202,150  TCF Financial Corp.                          $   3,068,637
           52,620  U.S. Bancorp                                     1,965,883
          290,130  Valley National Bancorp                          2,828,768
           69,852  Wells Fargo & Co.                                2,981,982
          105,263  Zions Bancorporation                             2,986,311
                                                                -------------
                                                                   91,479,765
                                                                -------------
                   CONSUMER FINANCE -- 2.1%
           25,477  American Express Co.                             2,084,018
           55,979  Capital One Financial Corp.                      3,844,078
           57,126  Discover Financial Services                      2,963,697
           77,281  SLM Corp.                                        1,960,619
                                                                -------------
                                                                   10,852,412
                                                                -------------
                   DIVERSIFIED FINANCIAL SERVICES -- 7.9%
          139,451  Bank of America Corp.                            1,946,736
           33,905  Berkshire Hathaway, Inc.,
                        Class B (a)                                 3,901,787
           42,534  CBOE Holdings, Inc.                              2,062,899
           59,491  Citigroup, Inc.                                  2,901,971
           13,019  CME Group, Inc.                                    966,140
          131,778  ING US, Inc.                                     4,087,753
           51,266  Interactive Brokers Group, Inc.,
                      Class A                                       1,057,618
            5,314  IntercontinentalExchange, Inc. (a)               1,024,167
           93,079  JPMorgan Chase & Co.                             4,797,292
          176,629  Leucadia National Corp.                          5,005,666
           68,396  Moody's Corp.                                    4,832,861
           47,801  MSCI, Inc. (a)                                   1,948,847
          119,875  NASDAQ OMX Group (The), Inc.                     4,247,171
           45,840  NYSE Euronext                                    2,017,877
                                                                -------------
                                                                   40,798,785
                                                                -------------
                   INSURANCE -- 36.9%
           51,415  ACE Ltd.                                         4,907,048
           46,544  Aflac, Inc.                                      3,024,429
            9,400  Alleghany Corp. (a)                              3,810,948
           38,732  Allied World Assurance Co.
                      Holdings AG                                   4,194,288
           57,115  Allstate (The) Corp.                             3,030,522
           89,005  American Financial Group, Inc.                   5,007,421
           98,943  American International Group, Inc.               5,110,406
           39,264  American National Insurance Co.                  3,968,412
           51,710  Aon PLC                                          4,089,744
           71,111  Arch Capital Group Ltd. (a)                      4,121,594
           44,103  Arthur J. Gallagher & Co.                        2,092,687
          132,567  Aspen Insurance Holdings Ltd.                    5,171,439
           71,148  Assurant, Inc.                                   4,160,735
          205,268  Assured Guaranty Ltd.                            4,207,994
          111,083  Axis Capital Holdings Ltd.                       5,267,556
           59,939  Brown & Brown, Inc.                              1,913,852
           43,133  Chubb (The) Corp.                                3,971,687

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS (CONTINUED)
                   INSURANCE (CONTINUED)
           61,213  Cincinnati Financial Corp.                   $   3,060,650
           75,612  CNA Financial Corp.                              3,069,091
           53,738  Endurance Specialty Holdings Ltd.                2,971,174
           13,288  Erie Indemnity Co., Class A                        954,344
           33,073  Everest Re Group, Ltd.                           5,084,643
          180,862  Fidelity National Financial, Inc.,
                      Class A                                       5,091,265
          150,350  Genworth Financial, Inc.,
                       Class A (a)                                  2,184,585
           86,980  Hanover Insurance Group,
                       (The), Inc.                                  5,091,809
          109,778  HCC Insurance Holdings, Inc.                     5,011,366
          114,549  Kemper Corp.                                     4,240,604
           91,660  Lincoln National Corp.                           4,162,281
           41,183  Loews Corp.                                      1,989,551
            1,867  Markel Corp. (a)                                   988,894
           44,197  Marsh & McLennan Cos., Inc.                      2,024,223
          470,282  MBIA, Inc. (a)                                   5,347,106
           19,918  Mercury General Corp.                              927,382
           20,490  MetLife, Inc.                                      969,382
           62,468  Old Republic International Corp.                 1,048,838
           52,572  PartnerRe Ltd.                                   5,268,240
           44,935  Principal Financial Group, Inc.                  2,132,615
          106,759  ProAssurance Corp.                               4,838,318
          141,352  Progressive (The) Corp.                          3,670,911
           90,467  Protective Life Corp.                            4,168,719
           61,700  Prudential Financial, Inc.                       5,021,763
           57,443  Reinsurance Group of America, Inc.               4,088,793
           53,153  RenaissanceRe Holdings Ltd.                      4,980,968
           69,940  StanCorp Financial Group, Inc.                   4,119,466
           39,895  Torchmark Corp.                                  2,906,750
           56,756  Travelers (The) Cos., Inc.                       4,898,043
          126,445  Unum Group                                       4,013,364
          130,092  Validus Holdings Ltd.                            5,136,032
           89,791  W. R. Berkley Corp.                              3,942,723
            6,793  White Mountains Insurance
                        Group Ltd.                                  3,967,588
          124,890  XL Group PLC                                     3,817,887
                                                                -------------
                                                                  189,240,130
                                                                -------------
                   IT SERVICES -- 8.8%
           22,761  Alliance Data Systems Corp. (a)                  5,395,723
          151,522  Broadridge Financial Solutions,
                      Inc.                                          5,327,513
          106,707  CoreLogic, Inc. (a)                              3,550,142
           62,164  Fidelity National Information
                      Services, Inc.                                3,030,495
           28,555  Fiserv, Inc. (a)                                 2,990,565
           43,683  FleetCor Technologies, Inc. (a)                  5,038,834
           37,686  Global Payments, Inc.                            2,241,563
           55,872  Jack Henry & Associates, Inc.                    3,051,170
           57,838  Lender Processing Services, Inc.                 1,996,568
            5,706  MasterCard, Inc., Class A                        4,091,773
           98,118  Total System Services, Inc.                      2,926,860

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
              IT SERVICES (CONTINUED)
     103,302  Vantiv, Inc., Class A (a)                         $   2,840,805
      10,063  Visa, Inc., Class A                                   1,979,090
      51,580  Western Union Co.                                       877,892
                                                                -------------
                                                                   45,338,993
                                                                -------------
              MEDIA -- 0.8%
      12,128  Morningstar, Inc.                                       973,757
      82,466  Thomson Reuters Corp.                                 3,098,248
                                                                -------------
                                                                    4,072,005
                                                                -------------
              PROFESSIONAL SERVICES -- 0.8%
      18,524  Dun & Bradstreet (The) Corp.                          2,015,226
      32,168  Equifax, Inc.                                         2,080,305
                                                                -------------
                                                                    4,095,531
                                                                -------------
              REAL ESTATE INVESTMENT TRUSTS -- 9.1%
      15,062  Alexandria Real Estate Equities,
                 Inc.                                                 990,778
     213,074  American Capital Agency Corp.                         4,627,967
     415,458  Annaly Capital Management, Inc.                       4,898,250
      15,647  Camden Property Trust                                 1,004,537
     316,533  Chimera Investment Corp.                                959,095
      87,822  CommonWealth REIT                                     2,140,222
     111,410  Corrections Corp. of America                          4,122,170
      63,106  Extra Space Storage, Inc.                             2,902,245
     257,130  Hatteras Financial Corp.                              4,679,766
      23,492  HCP, Inc.                                               974,918
      33,992  Hospitality Properties Trust                            998,685
      17,041  Macerich (The) Co.                                    1,008,998
     645,793  MFA Financial, Inc.                                   4,785,326
      30,248  National Retail Properties, Inc.                      1,040,531
      32,223  OMEGA Healthcare Investors, Inc.                      1,071,093
      55,418  Piedmont Office Realty Trust,
                 Inc., Class A                                      1,024,125
      21,376  Post Properties, Inc.                                   977,738
       5,992  Public Storage                                        1,000,484
      41,233  Senior Housing Properties Trust                       1,015,981
      40,155  Starwood Property Trust, Inc.                         1,031,582
     495,481  Two Harbors Investment Corp.                          4,622,838
      33,594  Weyerhaeuser Co.                                      1,021,258
                                                                -------------
                                                                   46,898,587
                                                                -------------
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.8%
      41,615  CBRE Group, Inc., Class A (a)                           966,716
      33,054  Jones Lang LaSalle, Inc.                              3,146,741
                                                                -------------
                                                                    4,113,457
                                                                -------------
              SOFTWARE -- 0.2%
       8,829  FactSet Research Systems, Inc.                          961,831
                                                                -------------
              THRIFTS & MORTGAGE FINANCE -- 3.4%
     106,438  Hudson City Bancorp, Inc.                               955,813
      85,567  Nationstar Mortgage Holdings,
                   Inc. (a)                                         4,391,298

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS (CONTINUED)
                   THRIFTS & MORTGAGE FINANCE
                      (CONTINUED)
          191,055  New York Community Bancorp, Inc.             $   3,097,002
           86,260  Ocwen Financial Corp. (a)                        4,850,400
          133,836  People's United Financial, Inc.                  1,931,254
           93,062  Washington Federal, Inc.                         2,119,952
                                                                -------------
                                                                   17,345,719
                                                                -------------
                                                                  512,658,474
                   TOTAL COMMON STOCKS -- 99.8%
                   (Cost $464,160,013)

                   MONEY MARKET FUNDS -- 0.2%
        1,042,604  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class -
                    0.03%                                           1,042,604
                   (Cost $1,042,604) (b)                        -------------

                   TOTAL INVESTMENTS -- 100.0%                    513,701,078
                   (Cost $465,202,617) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                              (251,022)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 513,450,056
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $52,692,638 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,194,177.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $512,658,474          $     --         $     --
Money Market Funds             1,042,604                --               --
                          -----------------------------------------------------
Total Investments           $513,701,078          $     --         $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 100.0%
                   BIOTECHNOLOGY -- 23.4%
           91,334  Alexion Pharmaceuticals, Inc. (a)            $  11,229,515
          631,248  Alkermes PLC (a)                                22,213,617
           94,813  Amgen, Inc.                                     10,998,308
           66,117  Biogen Idec, Inc. (a)                           16,145,110
          294,068  BioMarin Pharmaceutical, Inc. (a)               18,473,352
          172,110  Celgene Corp. (a)                               25,556,614
          333,945  Cubist Pharmaceuticals, Inc. (a)                20,704,590
          337,569  Gilead Sciences, Inc. (a)                       23,964,023
          695,362  Incyte Corp. Ltd. (a)                           27,119,118
          265,541  Medivation, Inc. (a)                            15,895,284
          115,136  Pharmacyclics, Inc. (a)                         13,659,735
           84,801  Regeneron Pharmaceuticals, Inc. (a)             24,388,768
          605,224  Seattle Genetics, Inc. (a)                      23,379,803
          129,811  Theravance, Inc. (a)                             4,756,275
          336,415  United Therapeutics Corp. (a)                   29,779,456
                                                                -------------
                                                                  288,263,568
                                                                -------------
                   HEALTH CARE EQUIPMENT & SUPPLIES -- 17.6%
          639,401  Abbott Laboratories                             23,370,107
          347,113  Alere, Inc. (a)                                 11,708,121
           53,041  Becton, Dickinson & Co.                          5,576,200
           46,043  C. R. Bard, Inc.                                 6,271,977
          431,332  CareFusion Corp. (a)                            16,722,742
          122,718  Cooper (The) Cos., Inc.                         15,856,393
          261,179  Covidien PLC                                    16,744,186
          244,415  DENTSPLY International, Inc.                    11,511,947
          592,301  Hill-Rom Holdings, Inc.                         24,456,108
          256,911  Hologic, Inc. (a)                                5,752,237
          298,886  Medtronic, Inc.                                 17,156,056
          200,895  ResMed, Inc.                                    10,394,307
          197,808  St. Jude Medical, Inc.                          11,352,201
          156,979  Stryker Corp.                                   11,594,469
           64,487  Teleflex, Inc.                                   5,944,412
           71,009  Varian Medical Systems, Inc. (a)                 5,153,833
          193,774  Zimmer Holdings, Inc.                           16,949,412
                                                                -------------
                                                                  216,514,708
                                                                -------------
                   HEALTH CARE PROVIDERS & SERVICES -- 32.0%
          414,376  Aetna, Inc.                                     25,981,375
          434,183  AmerisourceBergen Corp.                         28,365,175
          201,716  Brookdale Senior Living, Inc. (a)                5,462,469
          115,455  Catamaran Corp. (a)                              5,421,767
          345,133  Cigna Corp.                                     26,568,338
          511,364  Community Health Systems, Inc.                  22,310,811
           93,245  DaVita HealthCare Partners, Inc.
                      (a)                                           5,241,302
          171,700  Express Scripts Holding Co. (a)                 10,734,684
          372,304  HCA Holdings, Inc.                              17,550,411
          828,994  Health Management Associates,
                      Inc., Class A (a)                            10,627,703
          167,362  Health Net, Inc. (a)                             5,087,805
          153,393  Henry Schein, Inc. (a)                          17,245,975


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   HEALTH CARE PROVIDERS & SERVICES
                      (CONTINUED)
          284,239  Humana, Inc.                                $   26,192,624
           53,517  Laboratory Corp. of America
                      Holdings (a)                                  5,399,865
          568,908  LifePoint Hospitals, Inc. (a)                   29,378,409
          165,420  McKesson Corp.                                  25,861,763
          158,527  MEDNAX, Inc. (a)                                17,282,614
           95,588  Omnicare, Inc.                                   5,271,678
          132,024  Patterson Cos., Inc.                             5,612,340
          257,601  Quest Diagnostics, Inc.                         15,432,876
          257,621  Tenet Healthcare Corp. (a)                      12,157,135
          296,362  UnitedHealth Group, Inc.                        20,229,670
          283,007  Universal Health Services, Inc.,
                      Class B                                      22,799,044
          317,287  WellPoint, Inc.                                 26,905,938
                                                               --------------
                                                                  393,121,771
                                                               --------------
                   HEALTH CARE TECHNOLOGY -- 0.9%
          201,928  Cerner Corp. (a)                                11,314,026
                                                               --------------
                   LIFE SCIENCES TOOLS & SERVICES -- 9.6%
          135,384  Bio-Rad Laboratories, Inc.,
                       Class A (a)                                 16,722,632
        1,027,713  Bruker Corp. (a)                                21,016,731
          229,392  Charles River Laboratories
                      International, Inc. (a)                      11,288,380
          245,465  Covance, Inc. (a)                               21,910,206
          262,562  Illumina, Inc. (a)                              24,552,173
           70,888  Life Technologies Corp. (a)                      5,338,575
           66,267  Techne Corp.                                     5,791,073
          115,163  Thermo Fisher Scientific, Inc.                  11,260,638
                                                               --------------
                                                                  117,880,408
                                                               --------------
                   PHARMACEUTICALS -- 16.5%
          184,226  Actavis PLC (a)                                 28,477,655
          421,663  Eli Lilly & Co.                                 21,007,251
          467,032  Endo Health Solutions, Inc. (a)                 20,423,309
          288,452  Jazz Pharmaceuticals PLC (a)                    26,174,134
          122,410  Johnson & Johnson                               11,336,390
          601,672  Mallinckrodt PLC (a)                            25,276,241
          222,885  Merck & Co., Inc.                               10,049,885
          694,985  Mylan, Inc. (a)                                 26,319,082
          554,107  Pfizer, Inc.                                    17,000,003
          237,984  Salix Pharmaceuticals Ltd. (a)                  17,075,352
                                                               --------------
                                                                  203,139,302
                                                               --------------
                   TOTAL COMMON STOCKS -- 100.0%                1,230,233,783
                   (Cost $1,094,834,756)

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
              MONEY MARKET FUNDS -- 0.1%
     632,289  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional Class -
               0.03% (b)                                       $      632,289
              (Cost $632,289)                                  --------------

              TOTAL INVESTMENTS -- 100.1%                       1,230,866,072
              (Cost $1,095,467,045) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%                               (1,054,908)
                                                               --------------
              NET ASSETS -- 100.0%                             $1,229,811,164
                                                               ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $144,363,928 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,964,901.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*            $1,230,233,783          $     --         $     --
Money Market Funds               632,289                --               --
                          -----------------------------------------------------
Total Investments         $1,230,866,072          $     --         $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 100.1%
                   AEROSPACE & DEFENSE -- 19.6%
           72,649  Alliant Techsystems, Inc.                    $   7,909,297
           95,940  B/E Aerospace, Inc. (a)                          7,786,490
           60,259  Boeing (The) Co.                                 7,863,799
          360,734  Exelis, Inc.                                     5,948,504
           17,044  Honeywell International, Inc.                    1,478,226
          105,091  Huntington Ingalls Industries, Inc.              7,519,261
           74,917  L-3 Communications Holdings, Inc.                7,525,413
           44,462  Lockheed Martin Corp.                            5,928,563
           59,494  Northrop Grumman Corp.                           6,396,200
           55,130  Raytheon Co.                                     4,541,058
           20,840  Rockwell Collins, Inc.                           1,455,257
          233,826  Spirit AeroSystems Holdings, Inc.,
                      Class A (a)                                   6,240,816
          153,965  Textron, Inc.                                    4,432,652
          100,910  Triumph Group, Inc.                              7,230,202
           52,600  United Technologies Corp.                        5,588,750
                                                                -------------
                                                                   87,844,488
                                                                -------------
                   AIR FREIGHT & LOGISTICS -- 2.4%
           23,783  C.H. Robinson Worldwide, Inc.                    1,420,797
           64,298  Expeditors International of
                      Washington, Inc.                              2,912,056
           49,657  FedEx Corp.                                      6,505,067
                                                                -------------
                                                                   10,837,920
                                                                -------------
                   AIRLINES -- 5.3%
           90,484  Alaska Air Group, Inc.                           6,393,599
           30,637  Copa Holdings SA, Class A                        4,581,457
          300,275  Delta Air Lines, Inc.                            7,921,254
          291,957  Southwest Airlines Co.                           5,027,500
                                                                -------------
                                                                   23,923,810
                                                                -------------
                   BUILDING PRODUCTS -- 1.8%
          156,729  A.O. Smith Corp.                                 8,095,053
                                                                -------------
                   COMMERCIAL SERVICES &
                      SUPPLIES  -- 8.8%
          174,184  ADT (The) Corp.                                  7,554,360
           55,365  Cintas Corp.                                     2,976,976
           72,447  Clean Harbors, Inc. (a)                          4,473,602
          233,642  Pitney Bowes, Inc.                               4,985,920
          359,110  R.R. Donnelley & Sons Co.                        6,668,673
          127,435  Republic Services, Inc.                          4,265,250
          124,795  Waste Connections, Inc.                          5,333,738
           68,702  Waste Management, Inc.                           2,991,285
                                                                -------------
                                                                   39,249,804
                                                                -------------
                   COMPUTERS & PERIPHERALS -- 1.7%
          214,631  Lexmark International, Inc., Class A             7,630,132
                                                                -------------
                   CONSTRUCTION & ENGINEERING -- 6.4%
          104,488  Chicago Bridge & Iron Co. N.V.                   7,741,516
           79,874  Fluor Corp.                                      5,928,248
           48,680  Jacobs Engineering Group, Inc. (a)               2,960,718
          154,463  Quanta Services, Inc. (a)                        4,666,327

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   CONSTRUCTION & ENGINEERING (CONTINUED)
          131,826  URS Corp.                                    $   7,147,606
                                                                -------------
                                                                   28,444,415
                                                                -------------
                   CONTAINERS & PACKAGING -- 0.3%
           32,579  Avery Dennison Corp.                             1,535,122
                                                                -------------
                   ELECTRICAL EQUIPMENT -- 5.2%
           30,825  AMETEK, Inc.                                     1,474,360
          168,036  Babcock & Wilcox (The) Co.                       5,412,440
           20,621  Eaton Corp. PLC                                  1,455,018
           43,814  Emerson Electric Co.                             2,934,224
           13,547  Hubbell, Inc., Class B                           1,456,844
           83,391  Regal-Beloit Corp.                               6,115,062
           39,755  Rockwell Automation, Inc.                        4,389,349
                                                                -------------
                                                                   23,237,297
                                                                -------------
                   ELECTRONIC EQUIPMENT, INSTRUMENTS
                      & COMPONENTS -- 0.9%
           90,202  FLIR Systems, Inc.                               2,568,953
           47,663  Trimble Navigation Ltd. (a)                      1,361,732
                                                                -------------
                                                                    3,930,685
                                                                -------------
                   ENERGY EQUIPMENT & SERVICES -- 1.3%
           95,491  Tidewater, Inc.                                  5,750,468
                                                                -------------
                   INDUSTRIAL CONGLOMERATES -- 2.3%
           11,875  3M Co.                                           1,494,469
           40,354  Carlisle Cos., Inc.                              2,932,929
           40,855  Danaher Corp.                                    2,945,237
          118,624  General Electric Co.                             3,100,831
                                                                -------------
                                                                   10,473,466
                                                                -------------
                   IT SERVICES -- 1.3%
          293,353  Booz Allen Hamilton Holding Corp.                5,808,389
                                                                -------------
                   LIFE SCIENCES TOOLS & SERVICES
                       -- 1.0%
           55,326  Agilent Technologies, Inc.                       2,808,348
            5,867  Mettler-Toledo International, Inc. (a)           1,451,848
                                                                -------------
                                                                    4,260,196
                                                                -------------
                   MACHINERY -- 25.6%
          117,261  AGCO Corp.                                       6,845,697
           33,983  Caterpillar, Inc.                                2,832,823
          125,418  Colfax Corp. (a)                                 7,018,391
           23,015  Crane Co.                                        1,461,453
           21,352  Cummins, Inc.                                    2,712,131
           47,300  Dover Corp.                                      4,341,667
           45,457  Flowserve Corp.                                  3,157,898
           76,515  Graco, Inc.                                      5,911,549
           65,175  IDEX Corp.                                       4,506,851
           55,737  Illinois Tool Works, Inc.                        4,391,518
           43,602  Ingersoll-Rand PLC                               2,944,443
          197,088  ITT Corp.                                        7,830,306

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS (CONTINUED)
                   MACHINERY (CONTINUED)
          138,772  Joy Global Inc.                              $   7,875,311
           93,196  Kennametal, Inc.                                 4,287,016
           63,834  Lincoln Electric Holdings, Inc.                  4,419,866
          144,854  Manitowoc (The) Co., Inc.                        2,818,859
          116,539  Navistar International Corp. (a)                 4,214,050
           19,281  Nordson Corp.                                    1,389,967
          115,675  Oshkosh Corp. (a)                                5,504,973
           25,467  PACCAR, Inc.                                     1,415,965
           26,096  Parker Hannifin Corp.                            3,045,925
           28,501  Snap-on, Inc.                                    2,966,099
           15,642  Stanley Black & Decker, Inc.                     1,237,126
           78,203  Toro (The) Co.                                   4,609,285
          156,166  Trinity Industries, Inc.                         7,906,685
          112,639  Wabtec Corp.                                     7,342,937
           50,708  Xylem, Inc.                                      1,749,426
                                                                -------------
                                                                  114,738,217
                                                                -------------
                   MARINE -- 0.6%
           32,712  Kirby Corp. (a)                                  2,894,685
                                                                -------------
                   OFFICE ELECTRONICS -- 2.2%
          688,448  Xerox Corp.                                      6,843,173
           62,202  Zebra Technologies Corp., Class A (a)            3,004,979
                                                                -------------
                                                                    9,848,152
                                                                -------------
                   PROFESSIONAL SERVICES -- 1.3%
           12,361  IHS, Inc., Class A (a)                           1,347,967
           72,641  Robert Half International, Inc.                  2,798,858
           21,796  Verisk Analytics, Inc., Class A (a)              1,493,462
                                                                -------------
                                                                    5,640,287
                                                                -------------
                   ROAD & RAIL -- 6.6%
          131,537  Con-way, Inc.                                    5,419,324
          165,155  CSX Corp.                                        4,303,939
           15,256  Genesee & Wyoming, Inc.,
                      Class A (a)                                   1,523,159
           19,414  J.B. Hunt Transport Services, Inc.               1,456,632
           54,986  Norfolk Southern Corp.                           4,729,896
          123,185  Old Dominion Freight Line, Inc. (a)              5,777,377
           94,909  Ryder System, Inc.                               6,247,860
                                                                -------------
                                                                   29,458,187
                                                                -------------
                   TRADING COMPANIES & DISTRIBUTORS -- 5.5%
          204,920  Air Lease Corp.                                  6,024,648
           89,437  GATX Corp.                                       4,610,477
          121,488  United Rentals, Inc. (a)                         7,846,910
            5,421  W.W. Grainger, Inc.                              1,458,086
           55,506  WESCO International, Inc. (a)                    4,743,543
                                                                -------------
                                                                   24,683,664
                                                                -------------

                   TOTAL COMMON STOCKS -- 100.1%                  448,284,437
                   (Cost $408,210,163)


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   MONEY MARKET FUNDS -- 0.0%
          162,958  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional
                    Class - 0.03% (b)                           $     162,958
                    (Cost $162,958)                             -------------

                   TOTAL INVESTMENTS -- 100.1%                    448,447,395
                   (Cost $408,373,121) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (0.1)%                            (261,846)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 448,185,549
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,580,845 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $506,571.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $448,284,437          $     --         $     --
Money Market Funds               162,958                --               --
                          -----------------------------------------------------
Total Investments           $448,447,395          $     --         $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 100.0%
                   AEROSPACE & DEFENSE -- 4.7%
          313,539  Hexcel Corp. (a)                             $  13,265,835
           19,459  Precision Castparts Corp.                        4,931,884
                                                                -------------
                                                                   18,197,719
                                                                -------------
                   BUILDING PRODUCTS -- 6.8%
           40,256  Armstrong World Industries, Inc. (a)             2,150,878
          161,633  Lennox International, Inc.                      12,617,072
          343,010  Masco Corp.                                      7,247,801
          116,471  Owens Corning, Inc. (a)                          4,184,803
                                                                -------------
                                                                   26,200,554
                                                                -------------
                   CHEMICALS -- 42.0%
           41,520  Air Products & Chemicals, Inc.                   4,526,095
           41,730  Airgas, Inc.                                     4,551,491
           70,290  Albemarle Corp.                                  4,652,495
          207,156  Cabot Corp.                                      9,655,541
          138,282  Celanese Corp., Series A                         7,745,175
           57,704  CF Industries Holdings, Inc.                    12,440,982
          230,399  Dow Chemical (The) Co.                           9,093,849
           75,551  E.I. du Pont de Nemours & Co.                    4,623,721
          113,588  Eastman Chemical Co.                             8,949,599
          123,189  Ecolab, Inc.                                    13,058,034
          101,780  FMC Corp.                                        7,405,513
          107,327  Huntsman Corp.                                   2,492,133
           53,743  International Flavors &
                      Fragrances, Inc.                              4,441,859
           99,692  LyondellBasell Industries N.V.,
                      Class A                                       7,437,023
          282,784  Mosaic (The) Co.                                12,965,646
            7,667  NewMarket Corp.                                  2,387,197
           52,956  PPG Industries, Inc.                             9,668,707
           33,057  Rockwood Holdings, Inc.                          2,090,855
          244,416  RPM International, Inc.                          9,463,788
          132,631  Scotts Miracle-Gro (The) Co.,
                      Class A                                       7,788,092
           12,135  Sherwin-Williams (The) Co.                       2,281,380
           25,934  Sigma-Aldrich Corp.                              2,241,476
           25,294  W.R. Grace & Co. (a)                             2,318,448
           84,522  Westlake Chemical Corp.                          9,079,353
                                                                -------------
                                                                  161,358,452
                                                                -------------
                   CONSTRUCTION MATERIALS -- 2.0%
          100,603  Eagle Materials, Inc.                            7,546,231
                                                                -------------
                   CONTAINERS & PACKAGING -- 20.3%
           73,573  AptarGroup, Inc.                                 4,720,444
          113,403  Bemis Co., Inc.                                  4,524,780
           52,329  Crown Holdings, Inc. (a)                         2,281,544
          180,452  Greif, Inc., Class A                             9,652,377
           57,642  MeadWestvaco Corp.                               2,008,824
          243,154  Owens-Illinois, Inc. (a)                         7,729,866
          213,108  Packaging Corp. of America                      13,272,366
          120,140  Rock Tenn Co., Class A                          12,856,181
          447,446  Sealed Air Corp.                                13,503,920


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   CONTAINERS & PACKAGING (CONTINUED)
          187,456  Sonoco Products Co.                          $   7,618,212
                                                                -------------
                                                                   78,168,514
                                                                -------------
                   MACHINERY -- 2.0%
          146,476  Timken (The) Co.                                 7,735,398
                                                                -------------
                   METALS & MINING -- 16.5%
        1,089,624  Alcoa, Inc.                                     10,100,815
           72,488  Allegheny Technologies, Inc.                     2,399,353
          125,598  Carpenter Technology Corp.                       7,451,729
          367,751  Freeport-McMoRan Copper &   Gold,
                      Inc.                                         13,518,527
           45,121  Nucor Corp.                                      2,335,914
          120,749  Reliance Steel & Aluminum Co.                    8,849,694
          436,552  Steel Dynamics, Inc.                             7,844,839
          429,703  United States Steel Corp.                       10,695,308
                                                                -------------
                                                                   63,196,179
                                                                -------------
                   PAPER & FOREST PRODUCTS -- 4.5%
          153,185  Domtar Corp.                                    12,976,301
           98,752  International Paper Co.                          4,405,327
                                                                -------------
                                                                   17,381,628
                                                                -------------
                   TRADING COMPANIES & DISTRIBUTORS -- 1.2%
          165,068  MRC Global, Inc. (a)                             4,613,651
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.0%                  384,398,326
                   (Cost $347,370,218)

                   MONEY MARKET FUNDS -- 0.0%
          112,218  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class -
                    0.03% (b)                                         112,218
                   (Cost $112,218)                              -------------

                   TOTAL INVESTMENTS -- 100.0%                    384,510,544
                   (Cost $347,482,436) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                              (128,098)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 384,382,446
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,172,745 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,144,637.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

OCTOBER 31, 2013 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $384,398,326          $     --         $     --
Money Market Funds               112,218                --               --
                          -----------------------------------------------------
Total Investments           $384,510,544          $     --         $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 100.0%
                   COMMUNICATIONS EQUIPMENT -- 6.9%
          751,240  Brocade Communications
                      Systems, Inc. (a)                         $   6,024,945
          258,098  Cisco Systems, Inc.                              5,807,205
          109,293  EchoStar Corp., Class A (a)                      5,241,692
           80,985  Harris Corp.                                     5,017,831
          102,779  JDS Uniphase Corp. (a)                           1,345,377
           76,127  Juniper Networks, Inc. (a)                       1,419,007
           25,461  Motorola Solutions, Inc.                         1,591,822
           22,457  QUALCOMM, Inc.                                   1,560,088
                                                                -------------
                                                                   28,007,967
                                                                -------------
                   COMPUTERS & PERIPHERALS -- 13.6%
          148,246  3D Systems Corp. (a)                             9,226,831
           12,687  Apple, Inc.                                      6,627,054
          187,886  EMC Corp.                                        4,522,416
          202,075  NCR Corp. (a)                                    7,385,841
          112,678  NetApp, Inc.                                     4,373,033
           80,700  SanDisk Corp.                                    5,608,650
           79,042  Stratasys Ltd. (a)                               8,949,926
          126,250  Western Digital Corp.                            8,790,788
                                                                -------------
                                                                   55,484,539
                                                                -------------
                   ELECTRONIC EQUIPMENT, INSTRUMENTS &
                      COMPONENTS -- 15.5%
           19,540  Amphenol Corp., Class A                          1,568,867
          124,611  Arrow Electronics, Inc. (a)                      5,983,820
          144,986  Avnet, Inc.                                      5,755,944
          365,756  AVX Corp.                                        4,846,267
          548,592  Corning, Inc.                                    9,375,437
          139,163  Dolby Laboratories, Inc., Class A                4,973,686
          262,360  Ingram Micro, Inc., Class A (a)                  6,078,881
          278,942  Jabil Circuit, Inc.                              5,818,730
           78,498  Molex, Inc.                                      3,030,023
          160,369  Tech Data Corp. (a)                              8,348,810
          620,941  Vishay Intertechnology, Inc. (a)                 7,618,946
                                                                -------------
                                                                   63,399,411
                                                                -------------
                   INTERNET & CATALOG RETAIL -- 1.6%
          713,940  Groupon, Inc. (a)                                6,518,272
                                                                -------------
                   INTERNET SOFTWARE & SERVICES
                      -- 11.2%
          116,975  Akamai Technologies, Inc. (a)                    5,233,461
          174,879  AOL, Inc.                                        6,337,615
          159,346  Facebook, Inc., Class A (a)                      8,008,730
            1,723  Google, Inc., Class A (a)                        1,775,689
           87,843  IAC/InterActiveCorp                              4,689,938
           32,525  LinkedIn Corp., Class A (a)                      7,274,867
           57,311  Rackspace Hosting, Inc. (a)                      2,936,043
           29,711  Verisign, Inc. (a)                               1,612,713
          241,304  Yahoo!, Inc. (a)                                 7,946,141
                                                                -------------
                                                                   45,815,197
                                                                -------------


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   IT SERVICES -- 9.8%
          218,449  Amdocs Ltd.                                  $   8,399,364
           58,479  Cognizant Technology Solutions
                      Corp., Class A (a)                            5,083,580
          116,882  Computer Sciences Corp.                          5,757,607
           80,191  DST Systems, Inc.                                6,797,791
           50,398  Gartner, Inc. (a)                                2,970,962
          175,833  Leidos Holdings, Inc.                            8,279,976
           30,556  NeuStar, Inc., Class A (a)                       1,403,132
           66,135  VeriFone Systems, Inc. (a)                       1,498,619
                                                                -------------
                                                                   40,191,031
                                                                -------------
                   SEMICONDUCTORS & SEMICONDUCTOR
                      EQUIPMENT -- 20.9%
          396,818  Advanced Micro Devices, Inc. (a)                 1,325,372
           40,685  Altera Corp.                                     1,367,016
           64,270  Analog Devices, Inc.                             3,168,511
          273,940  Applied Materials, Inc.                          4,889,829
          111,478  Avago Technologies Ltd.                          5,064,445
           58,104  Broadcom Corp., Class A                          1,552,539
           50,233  Cree, Inc. (a)                                   3,051,655
          217,689  Fairchild Semiconductor
                      International, Inc. (a)                       2,758,120
          288,430  Freescale Semiconductor Ltd. (a)                 4,453,359
          349,196  Intel Corp.                                      8,530,858
           49,690  KLA-Tencor Corp.                                 3,259,664
          156,326  Lam Research Corp. (a)                           8,477,559
          386,417  LSI Corp.                                        3,276,816
          417,599  Marvell Technology Group Ltd.                    5,011,188
           75,054  Microchip Technology, Inc.                       3,224,320
          388,654  NVIDIA Corp.                                     5,899,768
           35,398  Silicon Laboratories, Inc. (a)                   1,423,708
          243,454  Skyworks Solutions, Inc. (a)                     6,276,244
          366,068  Teradyne, Inc. (a)                               6,402,529
           75,054  Texas Instruments, Inc.                          3,158,272
           64,542  Xilinx, Inc.                                     2,931,498
                                                                -------------
                                                                   85,503,270
                                                                -------------
                   SOFTWARE -- 18.8%
          479,850  Activision Blizzard, Inc.                        7,984,704
           58,217  Adobe Systems, Inc. (a)                          3,155,361
           34,946  ANSYS, Inc. (a)                                  3,056,028
           36,719  Autodesk, Inc. (a)                               1,465,455
          203,827  CA, Inc.                                         6,473,546
           21,416  Citrix Systems, Inc. (a)                         1,216,000
           54,725  Concur Technologies, Inc. (a)                    5,724,235
          187,962  Electronic Arts, Inc. (a)                        4,934,002
           38,799  Informatica Corp. (a)                            1,497,641
           60,550  MICROS Systems, Inc. (a)                         3,284,838
           56,027  NetSuite, Inc. (a)                               5,652,004
          157,734  Rovi Corp. (a)                                   2,643,622
           92,514  Salesforce.com, Inc. (a)                         4,936,547
          116,406  ServiceNow, Inc. (a)                             6,356,932
          133,311  Splunk, Inc. (a)                                 8,359,933

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS (CONTINUED)
                   SOFTWARE (CONTINUED)
          122,167  Symantec Corp.                               $   2,778,078
           80,202  Synopsys, Inc. (a)                               2,923,363
          118,163  TIBCO Software, Inc. (a)                         2,902,083
           18,691  VMware, Inc., Class A (a)                        1,519,204
                                                                -------------
                                                                   76,863,576
                                                                -------------
                   WIRELESS TELECOMMUNICATION SERVICES
                      -- 1.7%
           20,702  Crown Castle International Corp. (a)             1,573,766
           59,686  SBA Communications Corp.,
                      Class A (a)                                   5,220,734
                                                                -------------
                                                                    6,794,500
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.0%                  408,577,763
                   (Cost $370,690,505)

                   MONEY MARKET FUNDS -- 1.3%
        5,293,662  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class -
                    0.03% (b)                                       5,293,662
                   (Cost $5,293,662)                            -------------

                   TOTAL INVESTMENTS -- 101.3%                    413,871,425
                   (Cost $375,984,167) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (1.3)%                          (5,166,319)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 408,705,106
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,895,346 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,008,088.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $408,577,763          $     --         $     --
Money Market Funds             5,293,662                --               --
                          -----------------------------------------------------
Total Investments           $413,871,425          $     --         $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 99.9%
                   DIVERSIFIED TELECOMMUNICATION
                      SERVICES -- 11.6%
           46,667  AT&T, Inc.                                   $   1,689,345
          125,709  CenturyLink, Inc.                                4,256,507
          566,297  Frontier Communications Corp.                    2,497,370
          147,799  Level 3 Communications, Inc. (a)                 4,515,259
                                                                -------------
                                                                   12,958,481
                                                                -------------
                   ELECTRIC UTILITIES -- 38.1%
           54,631  American Electric Power Co., Inc.                2,558,916
           23,610  Duke Energy Corp.                                1,693,545
           85,649  Edison International                             4,199,371
           62,431  Entergy Corp.                                    4,040,534
           79,892  Exelon Corp.                                     2,280,118
           43,301  FirstEnergy Corp.                                1,639,809
          177,676  Great Plains Energy, Inc.                        4,164,725
           62,872  Hawaiian Electric Industries, Inc.               1,670,509
            9,842  NextEra Energy, Inc.                               834,110
           38,253  Northeast Utilities                              1,640,671
          100,249  NV Energy, Inc.                                  2,379,911
           21,893  OGE Energy Corp.                                   807,852
           57,633  Pinnacle West Capital Corp.                      3,229,177
          103,870  PPL Corp.                                        3,181,538
           19,168  Southern (The) Co.                                 784,163
          128,701  Westar Energy, Inc.                              4,068,239
          114,333  Xcel Energy, Inc.                                3,299,650
                                                                -------------
                                                                   42,472,838
                                                                -------------
                   GAS UTILITIES -- 8.9%
           51,430  AGL Resources, Inc.                              2,461,440
           55,569  Atmos Energy Corp.                               2,460,040
           11,502  National Fuel Gas Co.                              822,968
           14,825  ONEOK, Inc.                                        837,612
           35,067  Questar Corp.                                      829,685
           60,523  UGI Corp.                                        2,503,837
                                                                -------------
                                                                    9,915,582
                                                                -------------
                   INDEPENDENT POWER PRODUCERS & ENERGY
                      TRADERS -- 3.0%
          115,507  NRG Energy, Inc.                                 3,295,415
                                                                -------------
                   MULTI-UTILITIES -- 27.9%
           47,768  Alliant Energy Corp.                             2,494,445
           59,986  CMS Energy Corp.                                 1,647,216
           42,951  Consolidated Edison, Inc.                        2,500,607
           47,837  DTE Energy Co.                                   3,307,450
           56,442  Integrys Energy Group, Inc.                      3,312,017
           25,516  NiSource, Inc.                                     804,264
           77,102  PG&E Corp.                                       3,226,719
          119,763  Public Service Enterprise Group, Inc.            4,012,060
           68,515  SCANA Corp.                                      3,194,854
            9,235  Sempra Energy                                      841,678
          190,836  TECO Energy, Inc.                                3,276,654
           47,343  Vectren Corp.                                    1,653,218


SHARES             DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------
                   MULTI-UTILITIES (CONTINUED)
           19,549  Wisconsin Energy Corp.                       $     823,208
                                                                -------------
                                                                   31,094,390
                                                                -------------
                   OIL, GAS & CONSUMABLE
                      FUELS -- 1.4%
           20,665  Energen Corp.                                    1,618,483
                                                                -------------
                   WATER UTILITIES -- 1.5%
           38,253  American Water Works Co., Inc.                   1,639,906
                                                                -------------
                   WIRELESS TELECOMMUNICATION
                       SERVICES -- 7.5%
          133,474  Telephone & Data Systems, Inc.                   4,161,719
           86,619  United States Cellular Corp.                     4,192,360
                                                                -------------
                                                                    8,354,079
                                                                -------------
                   TOTAL COMMON STOCKS -- 99.9%                   111,349,174
                   (Cost $112,970,465)

                   MONEY MARKET FUNDS -- 0.2%
          159,825  Morgan Stanley Institutional
                    Liquidity Fund - Treasury Portfolio
                    - Institutional Class - 0.03% (b)                 159,825
                   (Cost $159,825)                              -------------

                   TOTAL INVESTMENTS -- 100.1%                    111,508,999
                   (Cost $113,130,290) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (0.1)%                             (61,452)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 111,447,547
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,476,357 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,097,648.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

OCTOBER 31, 2013 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $111,349,174          $     --         $     --
Money Market Funds               159,825                --               --
                          -----------------------------------------------------
Total Investments           $111,508,999          $     --         $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SECTOR FUNDS
OCTOBER 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds (each a "Fund" and collectively, the "Funds") listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD") First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
      First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
      First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
      First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
         "FXR")
      First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
      First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
      First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and the asked price, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
OCTOBER 31, 2013 (UNAUDITED)

registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2013, is included with each Fund's Portfolio of Investments.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
OCTOBER 31, 2013 (UNAUDITED)

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At October 31, 2013, only FXD and FXN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS
OCTOBER 31, 2013 (UNAUDITED)

                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.8%
       22,162  Boeing (The) Co.                                 $   2,892,141
       12,543  Honeywell International, Inc.                        1,087,854
       27,556  L-3 Communications Holdings, Inc.                    2,768,000
       16,332  Lockheed Martin Corp.                                2,177,709
       27,336  Northrop Grumman Corp.                               2,938,893
        4,584  Precision Castparts Corp.                            1,161,815
       20,273  Raytheon Co.                                         1,669,887
        7,675  Rockwell Collins, Inc.                                 535,945
       56,588  Textron, Inc.                                        1,629,169
                                                                -------------
                                                                   16,861,413
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 1.0%
       17,488  C.H. Robinson Worldwide, Inc.                        1,044,733
       35,461  Expeditors International of
                  Washington, Inc.                                  1,606,029
       18,256  FedEx Corp.                                          2,391,536
       11,400  United Parcel Service, Inc., Class B                 1,119,936
                                                                -------------
                                                                    6,162,234
                                                                -------------
               AIRLINES -- 0.9%
      110,386  Delta Air Lines, Inc.                                2,911,983
      143,077  Southwest Airlines Co.                               2,463,786
                                                                -------------
                                                                    5,375,769
                                                                -------------
               AUTO COMPONENTS -- 0.9%
       20,546  BorgWarner, Inc.                                     2,118,909
       44,574  Delphi Automotive PLC                                2,549,633
       12,549  Johnson Controls, Inc.                                 579,136
                                                                -------------
                                                                    5,247,678
                                                                -------------
               AUTOMOBILES -- 0.9%
       61,743  Ford Motor Co.                                       1,056,423
       72,394  General Motors Co. (a)                               2,674,958
       24,321  Harley-Davidson, Inc.                                1,557,517
                                                                -------------
                                                                    5,288,898
                                                                -------------
               BEVERAGES -- 0.9%
        8,056  Beam, Inc.                                             542,169
       25,904  Coca-Cola Enterprises, Inc.                          1,080,974
       27,220  Constellation Brands, Inc., Class A (a)              1,777,466
       41,556  Molson Coors Brewing Co., Class B                    2,244,024
                                                                -------------
                                                                    5,644,633
                                                                -------------
               BIOTECHNOLOGY -- 2.1%
       13,450  Alexion Pharmaceuticals, Inc. (a)                    1,653,677
        9,305  Amgen, Inc.                                          1,079,380
        8,653  Biogen Idec, Inc. (a)                                2,112,976
       16,917  Celgene Corp. (a)                                    2,512,005
       41,439  Gilead Sciences, Inc. (a)                            2,941,755
        8,323  Regeneron Pharmaceuticals, Inc. (a)                  2,393,695
                                                                -------------
                                                                   12,693,488
                                                                -------------
               BUILDING PRODUCTS -- 0.2%
       73,421  Masco Corp.                                          1,551,386
                                                                -------------

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CAPITAL MARKETS -- 1.6%
       28,590  Ameriprise Financial, Inc.                       $   2,874,439
       51,752  Bank of New York Mellon (The) Corp.                  1,645,714
        3,849  BlackRock, Inc.                                      1,157,818
       10,303  Franklin Resources, Inc.                               554,919
       13,167  Goldman Sachs Group (The), Inc.                      2,118,044
       16,326  Invesco Ltd.                                           551,002
       19,325  Morgan Stanley                                         555,207
        7,921  State Street Corp.                                     555,024
                                                                -------------
                                                                   10,012,167
                                                                -------------
               CHEMICALS -- 3.4%
        9,774  Air Products & Chemicals, Inc.                       1,065,464
        9,822  Airgas, Inc.                                         1,071,286
        2,470  CF Industries Holdings, Inc.                           532,532
       40,688  Dow Chemical (The) Co.                               1,605,955
       17,787  E.I. du Pont de Nemours & Co.                        1,088,564
       33,428  Eastman Chemical Co.                                 2,633,792
       26,367  Ecolab, Inc.                                         2,794,902
       29,046  FMC Corp.                                            2,113,387
       12,656  International Flavors &
                  Fragrances, Inc.                                  1,046,018
       35,559  LyondellBasell Industries N.V.,
                  Class A                                           2,652,701
       15,587  PPG Industries, Inc.                                 2,845,875
        4,332  Praxair, Inc.                                          540,244
        2,859  Sherwin-Williams (The) Co.                             537,492
        6,106  Sigma-Aldrich Corp.                                    527,742
                                                                -------------
                                                                   21,055,954
                                                                -------------
               COMMERCIAL BANKS -- 2.5%
       30,862  BB&T Corp.                                           1,048,382
       26,497  Comerica, Inc.                                       1,147,320
      115,477  Fifth Third Bancorp                                  2,197,527
       63,051  Huntington Bancshares, Inc.                            554,849
      137,053  KeyCorp                                              1,717,274
        9,307  M&T Bank Corp.                                       1,047,317
       28,754  PNC Financial Services Group, Inc.                   2,114,282
      168,726  Regions Financial Corp.                              1,624,831
       64,257  SunTrust Banks, Inc.                                 2,161,606
       37,812  Wells Fargo & Co.                                    1,614,194
                                                                -------------
                                                                   15,227,582
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.2%
       64,043  ADT (The) Corp.                                      2,777,545
       30,516  Cintas Corp.                                         1,640,845
       46,835  Republic Services, Inc.                              1,567,567
        4,513  Stericycle, Inc. (a)                                   524,411
       25,257  Waste Management, Inc.                               1,099,690
                                                                -------------
                                                                    7,610,058
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 0.9%
      111,187  Cisco Systems, Inc.                                  2,501,708

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT (CONTINUED)
       26,347  Harris Corp.                                     $   1,632,460
       35,405  JDS Uniphase Corp. (a)                                 463,451
        8,771  Motorola Solutions, Inc.                               548,363
        7,732  QUALCOMM, Inc.                                         537,142
                                                                -------------
                                                                    5,683,124
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.5%
        2,185  Apple, Inc.                                          1,141,335
       20,376  EMC Corp.                                              490,450
       36,659  NetApp, Inc.                                         1,422,736
       26,254  SanDisk Corp.                                        1,824,653
       23,813  Seagate Technology PLC                               1,159,217
       41,073  Western Digital Corp.                                2,859,913
                                                                -------------
                                                                    8,898,304
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 0.4%
       17,903  Jacobs Engineering Group, Inc. (a)                   1,088,861
       37,863  Quanta Services, Inc. (a)                            1,143,841
                                                                -------------
                                                                    2,232,702
                                                                -------------
               CONSUMER FINANCE -- 0.9%
        6,896  American Express Co.                                   564,093
       30,306  Capital One Financial Corp.                          2,081,113
       20,609  Discover Financial Services                          1,069,195
       83,663  SLM Corp.                                            2,122,530
                                                                -------------
                                                                    5,836,931
                                                                -------------
               CONTAINERS & PACKAGING -- 0.9%
       23,934  Avery Dennison Corp.                                 1,127,770
       26,701  Bemis Co., Inc.                                      1,065,370
       13,570  MeadWestvaco Corp.                                     472,914
       95,771  Sealed Air Corp.                                     2,890,369
                                                                -------------
                                                                    5,556,423
                                                                -------------
               DISTRIBUTORS -- 0.1%
        6,438  Genuine Parts Co.                                      507,508
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 0.1%
       19,535  H&R Block, Inc.                                        555,575
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 2.0%
       75,478  Bank of America Corp.                                1,053,673
       21,472  Citigroup, Inc.                                      1,047,404
       40,302  JPMorgan Chase & Co.                                 2,077,165
       95,595  Leucadia National Corp.                              2,709,162
        7,940  McGraw Hill Financial Inc.                             553,259
       37,025  Moody's Corp.                                        2,616,187
       48,688  NASDAQ OMX Group (The), Inc.                         1,725,016
       12,406  NYSE Euronext                                          546,112
                                                                -------------
                                                                   12,327,978
                                                                -------------

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.2%

       46,198  AT&T, Inc.                                         $ 1,672,368
       82,983  CenturyLink, Inc.                                    2,809,804
      499,569  Frontier Communications Corp.                        2,203,099
       65,100  Windstream Holdings, Inc.                              556,605
                                                                -------------
                                                                    7,241,876
                                                                -------------
               ELECTRIC UTILITIES -- 3.9%
       48,055  American Electric Power Co., Inc.                    2,250,896
       23,396  Duke Energy Corp.                                    1,678,195
       56,535  Edison International                                 2,771,911
       41,209  Entergy Corp.                                        2,667,046
       70,283  Exelon Corp.                                         2,005,877
       42,864  FirstEnergy Corp.                                    1,623,260
       12,994  NextEra Energy, Inc.                                 1,101,241
       50,502  Northeast Utilities                                  2,166,031
       38,056  Pinnacle West Capital Corp.                          2,132,278
       68,572  PPL Corp.                                            2,100,360
       25,294  Southern (The) Co.                                   1,034,778
       75,451  Xcel Energy, Inc.                                    2,177,516
                                                                -------------
                                                                   23,709,389
                                                                -------------
               ELECTRICAL EQUIPMENT -- 1.2%
       22,634  AMETEK, Inc.                                         1,082,584
       30,262  Eaton Corp. PLC                                      2,135,287
       24,148  Emerson Electric Co.                                 1,617,191
       19,480  Rockwell Automation, Inc.                            2,150,787
        3,921  Roper Industries, Inc.                                 497,222
                                                                -------------
                                                                    7,483,071
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 1.9%
        6,730  Amphenol Corp., Class A                                540,352
      178,479  Corning, Inc.                                        3,050,206
       49,758  FLIR Systems, Inc.                                   1,417,108
      120,111  Jabil Circuit, Inc.                                  2,505,515
       67,601  Molex, Inc.                                          2,609,399
       30,174  TE Connectivity Ltd.                                 1,553,659
                                                                -------------
                                                                   11,676,239
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 4.3%
       31,821  Baker Hughes, Inc.                                   1,848,482
       17,845  Cameron International Corp. (a)                        978,977
       41,784  Diamond Offshore Drilling, Inc.                      2,587,683
       48,447  Ensco PLC, Class A                                   2,792,969
        9,397  FMC Technologies, Inc. (a)                             475,018
       43,265  Halliburton Co.                                      2,294,343
       37,767  Helmerich & Payne, Inc.                              2,928,831
      162,142  Nabors Industries Ltd.                               2,834,242

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
       33,338  National Oilwell Varco, Inc.                     $   2,706,379
       68,944  Noble Corp.                                          2,599,189
       70,915  Rowan Cos. PLC, Class A (a)                          2,558,613
       17,682  Schlumberger Ltd.                                    1,657,157
                                                                -------------
                                                                   26,261,883
                                                                -------------
               FOOD & STAPLES RETAILING -- 2.2%
       13,572  Costco Wholesale Corp.                               1,601,496
       36,708  CVS Caremark Corp.                                   2,285,440
       38,731  Kroger (The) Co.                                     1,659,236
       48,840  Safeway, Inc.                                        1,704,516
       32,724  Sysco Corp.                                          1,058,294
        9,680  Walgreen Co.                                           573,443
       28,167  Wal-Mart Stores, Inc.                                2,161,817
       35,610  Whole Foods Market, Inc.                             2,248,060
                                                                -------------
                                                                   13,292,302
                                                                -------------
               FOOD PRODUCTS -- 1.4%
       42,410  Archer-Daniels-Midland Co.                           1,734,569
       12,793  Campbell Soup Co.                                      544,598
       51,496  ConAgra Foods, Inc.                                  1,638,088
       10,868  General Mills, Inc.                                    547,965
        5,630  Hershey (The) Co.                                      558,721
       12,365  Hormel Foods Corp.                                     537,383
        4,958  J.M. Smucker (The) Co.                                 551,379
       92,079  Tyson Foods, Inc., Class A                           2,547,826
                                                                -------------
                                                                    8,660,529
                                                                -------------
               GAS UTILITIES -- 0.3%
       45,257  AGL Resources, Inc.                                  2,166,000
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
       78,457  Abbott Laboratories                                  2,867,603
       10,414  Becton, Dickinson & Co.                              1,094,824
      177,445  Boston Scientific Corp. (a)                          2,074,332
        4,521  C. R. Bard, Inc.                                       615,851
       42,342  CareFusion Corp. (a)                                 1,641,599
       25,638  Covidien PLC                                         1,643,652
       23,994  DENTSPLY International, Inc.                         1,130,118
       39,121  Medtronic, Inc.                                      2,245,545
        7,705  Stryker Corp.                                          569,091
        6,969  Varian Medical Systems, Inc. (a)                       505,810
       19,021  Zimmer Holdings, Inc.                                1,663,767
                                                                -------------
                                                                   16,052,192
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 2.4%
       24,405  Aetna, Inc.                                          1,530,194
       13,552  Cigna Corp.                                          1,043,233
        9,153  DaVita HealthCare Partners, Inc. (a)                   514,490
       16,860  Express Scripts Holding Co. (a)                      1,054,087
       27,901  Humana, Inc.                                         2,571,077


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       15,760  Laboratory Corp. of America Holdings (a)         $   1,590,184
       12,955  Patterson Cos., Inc.                                   550,717
       16,857  Quest Diagnostics, Inc.                              1,009,903
       29,091  UnitedHealth Group, Inc.                             1,985,752
       31,145  WellPoint, Inc.                                      2,641,096
                                                                -------------
                                                                   14,490,733
                                                                -------------
               HEALTH CARE TECHNOLOGY -- 0.2%
       19,821  Cerner Corp. (a)                                     1,110,571
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 2.7%
       79,780  Carnival Corp.                                       2,764,377
        4,859  Chipotle Mexican Grill, Inc. (a)                     2,560,547
       45,003  Darden Restaurants, Inc.                             2,319,005
       82,536  International Game Technology                        1,551,677
       12,382  Marriott International, Inc., Class A                  558,181
       10,826  McDonald's Corp.                                     1,044,925
       33,831  Starbucks Corp.                                      2,742,002
        8,542  Wyndham Worldwide Corp.                                567,189
        9,888  Wynn Resorts Ltd.                                    1,643,880
        7,295  Yum! Brands, Inc.                                      493,288
                                                                -------------
                                                                   16,245,071
                                                                -------------
               HOUSEHOLD DURABLES -- 0.8%
       34,574  Garmin Ltd.                                          1,616,335
       56,815  Newell Rubbermaid, Inc.                              1,683,428
       10,669  Whirlpool Corp.                                      1,557,781
                                                                -------------
                                                                    4,857,544
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.4%
        6,373  Clorox (The) Co.                                       574,781
        5,527  Kimberly-Clark Corp.                                   596,916
       13,780  Procter & Gamble (The) Co.                           1,112,735
                                                                -------------
                                                                    2,284,432
                                                                -------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS -- 0.3%
       76,224  NRG Energy, Inc.                                     2,174,671
                                                                -------------
               INDUSTRIAL CONGLOMERATES -- 0.6%
        8,723  3M Co.                                               1,097,790
       22,539  Danaher Corp.                                        1,624,836
       43,600  General Electric Co.                                 1,139,704
                                                                -------------
                                                                    3,862,330
                                                                -------------
               INSURANCE -- 5.2%
       22,266  ACE Ltd.                                             2,125,067
       25,204  Aflac, Inc.                                          1,637,756
       30,908  Allstate (The) Corp.                                 1,639,978
       42,838  American International Group, Inc.                   2,212,583
       27,985  Aon PLC                                              2,213,334
       38,507  Assurant, Inc.                                       2,251,889

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       17,504  Chubb (The) Corp.                                $   1,611,768
       33,130  Cincinnati Financial Corp.                           1,656,500
       81,439  Genworth Financial, Inc., Class A (a)                1,183,309
       49,612  Lincoln National Corp.                               2,252,881
       23,917  Marsh & McLennan Cos., Inc.                          1,095,399
       12,163  Principal Financial Group, Inc.                        577,256
       38,252  Progressive (The) Corp.                                993,404
       33,393  Prudential Financial, Inc.                           2,717,856
       14,397  Torchmark Corp.                                      1,048,965
       24,575  Travelers (The) Cos., Inc.                           2,120,823
       68,436  Unum Group                                           2,172,159
       67,593  XL Group PLC                                         2,066,318
                                                                -------------
                                                                   31,577,245
                                                                -------------
               INTERNET & CATALOG RETAIL -- 1.7%
        6,663  Amazon.com, Inc. (a)                                 2,425,532
        8,421  Netflix, Inc. (a)                                    2,715,604
        2,576  priceline.com, Inc. (a)                              2,714,666
       34,335  TripAdvisor, Inc. (a)                                2,839,848
                                                                -------------
                                                                   10,695,650
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 0.8%
       40,294  Akamai Technologies, Inc. (a)                        1,802,754
        9,335  eBay, Inc. (a)                                         492,048
          595  Google, Inc., Class A (a)                              613,195
       10,234  VeriSign, Inc. (a)                                     555,501
       47,117  Yahoo!, Inc. (a)                                     1,551,563
                                                                -------------
                                                                    5,015,061
                                                                -------------
               IT SERVICES -- 2.8%
        7,072  Accenture PLC, Class A                                 519,792
       14,391  Automatic Data Processing, Inc.                      1,078,893
       19,026  Cognizant Technology Solutions
                  Corp., Class A (a)                                1,653,930
       50,329  Computer Sciences Corp.                              2,479,207
       33,643  Fidelity National Information
                  Services, Inc.                                    1,640,096
       15,462  Fiserv, Inc. (a)                                     1,619,335
        5,625  International Business Machines Corp.                1,008,056
        3,096  MasterCard, Inc., Class A                            2,220,142
       25,630  Paychex, Inc.                                        1,083,124
       53,107  Total System Services, Inc.                          1,584,182
        5,451  Visa, Inc., Class A                                  1,072,048
       55,820  Western Union Co.                                      950,057
                                                                -------------
                                                                   16,908,862
                                                                -------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.1%
       11,048  Hasbro, Inc.                                           570,629
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.9%
       30,486  Agilent Technologies, Inc.                       $   1,547,469
        6,960  Life Technologies Corp. (a)                            524,158
       41,388  PerkinElmer, Inc.                                    1,574,399
       16,955  Thermo Fisher Scientific, Inc.                       1,657,860
        4,903  Waters Corp. (a)                                       494,811
                                                                -------------
                                                                    5,798,697
                                                                -------------
               MACHINERY -- 3.7%
       18,741  Caterpillar, Inc.                                    1,562,250
       11,759  Cummins, Inc.                                        1,493,628
       19,196  Deere & Co.                                          1,571,001
       23,190  Dover Corp.                                          2,128,610
       33,390  Flowserve Corp.                                      2,319,603
       13,657  Illinois Tool Works, Inc.                            1,076,035
       24,059  Ingersoll-Rand PLC                                   1,624,704
       51,019  Joy Global, Inc.                                     2,895,328
       18,714  PACCAR, Inc.                                         1,040,499
        6,760  Pall Corp.                                             544,315
       14,371  Parker Hannifin Corp.                                1,677,383
       40,099  Pentair Ltd.                                         2,690,242
       15,703  Snap-on, Inc.                                        1,634,211
       18,647  Xylem, Inc.                                            643,322
                                                                -------------
                                                                   22,901,131
                                                                -------------
               MEDIA -- 3.0%
       28,325  CBS Corp., Class B                                   1,675,140
       23,070  Comcast Corp., Class A                               1,097,671
        8,716  DIRECTV (a)                                            544,663
       12,338  Discovery Communications, Inc.,
                  Class A (a)                                       1,097,095
       77,760  Gannett Co., Inc.                                    2,151,619
      151,572  Interpublic Group of Cos. (The),
                  Inc.                                              2,546,410
       64,857  News Corp., Class A (a)                              1,141,483
        8,209  Omnicom Group, Inc.                                    559,115
       20,003  Scripps Networks Interactive, Class A                1,610,241
        9,333  Time Warner Cable, Inc.                              1,121,360
       23,741  Time Warner, Inc.                                    1,631,956
       18,693  Viacom, Inc., Class B                                1,556,940
       16,151  Walt Disney (The) Co.                                1,107,797
          855  Washington Post (The) Co., Class B                     550,039
                                                                -------------
                                                                   18,391,529
                                                                -------------
               METALS & MINING -- 1.6%
      320,690  Alcoa, Inc.                                          2,972,796
       17,064  Allegheny Technologies, Inc.                           564,818
       78,718  Freeport-McMoRan Copper & Gold, Inc.                 2,893,674
       21,248  Nucor Corp.                                          1,100,009
      101,175  United States Steel Corp.                            2,518,246
                                                                -------------
                                                                   10,049,543
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 2.1%
       27,673  Dollar General Corp. (a)                         $   1,598,946
       27,334  Dollar Tree, Inc. (a)                                1,596,306
       28,925  Family Dollar Stores, Inc.                           1,992,354
       50,319  Kohl's Corp.                                         2,858,119
       48,144  Macy's, Inc.                                         2,219,920
        9,267  Nordstrom, Inc.                                        560,375
       32,560  Target Corp.                                         2,109,562
                                                                -------------
                                                                   12,935,582
                                                                -------------
               MULTI-UTILITIES -- 3.6%
       21,727  CenterPoint Energy, Inc.                               534,484
       59,362  CMS Energy Corp.                                     1,630,080
       37,780  Consolidated Edison, Inc.                            2,199,552
       31,573  DTE Energy Co.                                       2,182,957
       37,273  Integrys Energy Group, Inc.                          2,187,180
       50,580  NiSource, Inc.                                       1,594,282
       50,909  PG&E Corp.                                           2,130,542
       79,077  Public Service Enterprise Group, Inc.                2,649,079
       45,248  SCANA Corp.                                          2,109,914
       12,168  Sempra Energy                                        1,108,992
      125,949  TECO Energy, Inc.                                    2,162,544
       38,692  Wisconsin Energy Corp.                               1,629,320
                                                                -------------
                                                                   22,118,926
                                                                -------------
               OFFICE ELECTRONICS -- 0.4%
      253,062  Xerox Corp.                                          2,515,436
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 8.2%
       16,802  Anadarko Petroleum Corp.                             1,601,063
       30,585  Apache Corp.                                         2,715,948
       41,865  Cabot Oil & Gas Corp.                                1,478,672
       40,247  Chesapeake Energy Corp.                              1,125,306
       21,432  Chevron Corp.                                        2,570,983
       37,462  ConocoPhillips                                       2,745,965
       15,477  CONSOL Energy, Inc.                                    564,910
       15,383  EOG Resources, Inc.                                  2,744,327
       23,481  EQT Corp.                                            2,010,208
       30,265  Exxon Mobil Corp.                                    2,712,349
       33,670  Hess Corp.                                           2,734,004
       74,656  Marathon Oil Corp.                                   2,632,371
       40,485  Marathon Petroleum Corp.                             2,901,155
       43,170  Murphy Oil Corp.                                     2,604,014
       23,316  Noble Energy, Inc.                                   1,747,068
       27,838  Occidental Petroleum Corp.                           2,674,675
       45,036  Phillips 66                                          2,901,669
       13,792  Pioneer Natural Resources Co.                        2,824,326
       75,233  QEP Resources, Inc.                                  2,487,203
       15,215  Spectra Energy Corp.                                   541,197
       76,252  Valero Energy Corp.                                  3,139,295
      108,162  WPX Energy, Inc. (a)                                 2,394,707
                                                                -------------
                                                                   49,851,415
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS -- 0.2%
       23,250  International Paper Co.                          $   1,037,183
                                                                -------------
               PERSONAL PRODUCTS -- 0.1%
        7,451  Estee Lauder (The) Cos., Inc., Class A                 528,723
                                                                -------------
               PHARMACEUTICALS -- 1.3%
       18,083  Actavis, PLC. (a)                                    2,795,270
        5,758  Allergan, Inc.                                         521,732
       12,015  Johnson & Johnson                                    1,112,709
       68,221  Mylan, Inc. (a)                                      2,583,529
       36,280  Pfizer, Inc.                                         1,113,071
                                                                -------------
                                                                    8,126,311
                                                                -------------
               PROFESSIONAL SERVICES -- 0.7%
       10,030  Dun & Bradstreet (The) Corp.                         1,091,164
        8,702  Equifax, Inc.                                          562,758
       14,288  Nielsen Holdings N.V.                                  563,519
       53,374  Robert Half International, Inc.                      2,056,500
                                                                -------------
                                                                    4,273,941
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       18,191  Weyerhaeuser Co.                                       553,006
                                                                -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT
                  -- 0.1%
       22,516  CBRE Group, Inc., Class A (a)                          523,047
                                                                -------------
               ROAD & RAIL -- 1.2%
       80,932  CSX Corp.                                            2,109,088
       26,932  Norfolk Southern Corp.                               2,316,690
       34,895  Ryder System, Inc.                                   2,297,138
        3,352  Union Pacific Corp.                                    507,493
                                                                -------------
                                                                    7,230,409
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.0%
       14,015  Altera Corp.                                           470,904
       11,069  Analog Devices, Inc.                                   545,702
       89,076  Applied Materials, Inc.                              1,590,007
       64,760  First Solar, Inc. (a)                                3,255,485
        8,559  KLA-Tencor Corp.                                       561,470
       50,869  Lam Research Corp. (a)                               2,758,626
      133,197  LSI Corp.                                            1,129,510
       25,853  Microchip Technology, Inc.                           1,110,645
      119,245  Micron Technology, Inc. (a)                          2,108,252
      167,352  NVIDIA Corp.                                         2,540,403
       25,865  Texas Instruments, Inc.                              1,088,399
       22,228  Xilinx, Inc.                                         1,009,596
                                                                -------------
                                                                   18,168,999
                                                                -------------
               SOFTWARE -- 1.5%
       20,054  Adobe Systems, Inc. (a)                              1,086,927
       87,766  CA, Inc.                                             2,787,448
        7,376  Citrix Systems, Inc. (a)                               418,809
       62,540  Microsoft Corp.                                      2,210,789
       40,131  Salesforce.com, Inc. (a)                             2,141,390

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       21,042  Symantec Corp.                                   $     478,495
                                                                -------------
                                                                    9,123,858
                                                                -------------
               SPECIALTY RETAIL -- 4.3%
       73,622  Abercrombie & Fitch Co., Class A                     2,759,353
       49,914  AutoNation, Inc. (a)                                 2,407,352
        1,231  AutoZone, Inc. (a)                                     535,103
       26,929  Bed Bath & Beyond, Inc. (a)                          2,082,150
       53,724  CarMax, Inc. (a)                                     2,524,491
       25,859  Gap (The), Inc.                                        956,524
       13,732  Home Depot (The), Inc.                               1,069,586
       34,095  L Brands, Inc.                                       2,134,688
       54,694  Lowe's Cos., Inc.                                    2,722,667
       16,327  O'Reilly Automotive, Inc. (a)                        2,021,446
       27,317  PetSmart, Inc.                                       1,987,585
       21,462  Ross Stores, Inc.                                    1,660,086
       13,594  Tiffany & Co.                                        1,076,237
       36,943  TJX (The) Cos., Inc.                                 2,245,765
                                                                -------------
                                                                   26,183,033
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
       17,922  Fossil Group, Inc. (a)                               2,275,019
       28,678  NIKE, Inc., Class B                                  2,172,645
       13,164  PVH Corp.                                            1,639,839
        5,233  VF Corp.                                             1,125,095
                                                                -------------
                                                                    7,212,598
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.2%
       72,434  People's United Financial, Inc.                      1,045,223
                                                                -------------
               TOBACCO -- 0.1%
       11,630  Lorillard, Inc.                                        593,246
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS -- 0.2%
        3,980  W.W. Grainger, Inc.                                  1,070,501
                                                                -------------
               TOTAL COMMON STOCKS -- 99.9%                       610,898,422
               (Cost $525,712,288)

               MONEY MARKET FUNDS -- 0.1%
      364,351  Morgan Stanley Institutional
                Liquidity Fund - Treasury Portfolio
                - Institutional Class - 0.03% (b)                     364,351
               (Cost $364,351)                                  -------------


               DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                         $ 611,262,773
            (Cost $526,076,639) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                                     (128,498)
                                                                -------------
            NET ASSETS -- 100.0%                                $ 611,134,275
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $87,256,171 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,070,037.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $610,898,422        $         --       $     --
Money Market Funds               364,351                  --             --
                          -----------------------------------------------------
Total Investments           $611,262,773        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.7%
       24,175  Alliant Techsystems, Inc.                        $   2,631,932
       39,931  B/E Aerospace, Inc. (a)                              3,240,800
       36,898  Esterline Technologies Corp. (a)                     2,957,744
      150,100  Exelis, Inc.                                         2,475,149
        8,748  Huntington Ingalls Industries, Inc.                    625,920
       41,979  Triumph Group, Inc.                                  3,007,795
                                                                -------------
                                                                   14,939,340
                                                                -------------
               AIRLINES -- 1.1%
       37,656  Alaska Air Group, Inc.                               2,660,773
      442,575  JetBlue Airways Corp. (a)                            3,137,857
                                                                -------------
                                                                    5,798,630
                                                                -------------
               AUTO COMPONENTS -- 0.2%
       46,068  Gentex Corp.                                         1,356,242
                                                                -------------
               AUTOMOBILES -- 0.5%
       50,787  Thor Industries, Inc.                                2,946,154
                                                                -------------
               BIOTECHNOLOGY -- 1.0%
       37,110  Cubist Pharmaceuticals, Inc. (a)                     2,300,820
       37,384  United Therapeutics Corp. (a)                        3,309,232
                                                                -------------
                                                                    5,610,052
                                                                -------------
               BUILDING PRODUCTS -- 0.9%
       42,483  Fortune Brands Home & Security, Inc.                 1,830,168
       39,170  Lennox International, Inc.                           3,057,610
                                                                -------------
                                                                    4,887,778
                                                                -------------
               CAPITAL MARKETS -- 2.4%
        9,684  Affiliated Managers Group, Inc. (a)                  1,912,009
      289,335  Apollo Investment Corp.                              2,468,028
       43,411  Federated Investors, Inc.,
                  Class B (b)                                       1,177,306
      277,096  Janus Capital Group, Inc.                            2,734,937
       14,144  Raymond James Financial, Inc.                          645,674
       38,142  SEI Investments Co.                                  1,265,933
       45,801  Waddell & Reed Financial, Inc.,
                  Class A                                           2,828,212
                                                                -------------
                                                                   13,032,099
                                                                -------------
               CHEMICALS -- 3.5%
       18,731  Albemarle Corp.                                      1,239,805
       19,126  Ashland, Inc.                                        1,770,111
       55,210  Cabot Corp.                                          2,573,338
       21,736  Cytec Industries, Inc.                               1,806,044
      187,984  Intrepid Potash, Inc. (b)                            2,791,562
       23,877  Minerals Technologies, Inc.                          1,352,155
        2,049  NewMarket Corp.                                        637,977
      127,764  Olin Corp.                                           2,875,968
       65,139  RPM International, Inc.                              2,522,182


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CHEMICALS (CONTINUED)
       36,931  Sensient Technologies Corp.                      $   1,925,213
                                                                -------------
                                                                   19,494,355
                                                                -------------
               COMMERCIAL BANKS -- 4.2%
      114,169  Associated Banc-Corp.                                1,856,388
       29,564  BancorpSouth, Inc.                                     653,364
       25,223  Cathay General Bancorp                                 621,242
        8,840  City National Corp.                                    637,452
       13,453  Commerce Bancshares, Inc.                              618,973
        8,354  Cullen/Frost Bankers, Inc.                             591,380
       18,452  East West Bancorp, Inc.                                621,648
       53,638  First Horizon National Corp.                           571,245
      170,539  First Niagara Financial Group, Inc.                  1,881,045
      100,944  Fulton Financial Corp.                               1,232,526
       56,359  Hancock Holding Co.                                  1,847,448
       81,763  International Bancshares Corp.                       1,868,285
        9,530  Prosperity Bancshares, Inc.                            595,148
       12,885  Signature Bank (a)                                   1,311,951
       20,480  SVB Financial Group (a)                              1,961,574
      178,635  Synovus Financial Corp.                                580,564
       82,559  TCF Financial Corp.                                  1,253,246
       46,051  Trustmark Corp.                                      1,250,745
      118,495  Valley National Bancorp (b)                          1,155,326
       69,274  Webster Financial Corp.                              1,932,052
                                                                -------------
                                                                   23,041,602
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.5%
       30,155  Clean Harbors, Inc. (a)                              1,862,071
       42,454  Deluxe Corp.                                         1,999,159
       60,603  Herman Miller, Inc.                                  1,838,695
       11,417  Mine Safety Appliances Co.                             549,843
       51,930  Waste Connections, Inc.                              2,219,488
                                                                -------------
                                                                    8,469,256
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 0.8%
      117,999  Ciena Corp. (a)                                      2,745,837
       38,401  Plantronics, Inc.                                    1,648,939
                                                                -------------
                                                                    4,394,776
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.7%
       54,590  3D Systems Corp. (a) (b)                             3,397,682
       89,324  Lexmark International, Inc.,
                  Class A                                           3,175,468
       74,412  NCR Corp. (a)                                        2,719,758
                                                                -------------
                                                                    9,292,908
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 0.8%
       38,532  Granite Construction, Inc.                           1,246,510

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING (CONTINUED)
       54,833  URS Corp.                                          $ 2,973,045
                                                                -------------
                                                                    4,219,555
                                                                -------------
               CONSTRUCTION MATERIALS -- 0.3%
       24,382  Eagle Materials, Inc.                                1,828,894
                                                                -------------
               CONTAINERS & PACKAGING -- 2.2%
       19,609  AptarGroup, Inc.                                     1,258,114
       36,069  Greif, Inc., Class A                                 1,929,331
       51,636  Packaging Corp. of America                           3,215,890
       29,106  Rock Tenn Co., Class A                               3,114,633
       25,090  Silgan Holdings, Inc.                                1,130,806
       30,277  Sonoco Products Co.                                  1,230,457
                                                                -------------
                                                                   11,879,231
                                                                -------------
               DISTRIBUTORS -- 0.6%
       92,522  LKQ Corp. (a)                                        3,056,002
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 2.4%
      141,639  Apollo Education Group, Inc.,
                  Class A (a)                                       3,780,345
       57,876  DeVry, Inc.                                          2,077,749
       46,442  Matthews International Corp.,
                  Class A                                           1,885,545
      120,478  Regis Corp.                                          1,746,931
       63,319  Service Corp. International                          1,140,375
       47,999  Sotheby's                                            2,491,148
                                                                -------------
                                                                   13,122,093
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.3%
       13,029  CBOE Holdings, Inc.                                    631,906
       29,288  MSCI, Inc. (a)                                       1,194,072
                                                                -------------
                                                                    1,825,978
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.1%
       19,734  tw telecom, Inc. (a)                                   622,016
                                                                -------------
               ELECTRIC UTILITIES -- 3.5%
       39,444  Cleco Corp.                                          1,827,835
      132,775  Great Plains Energy, Inc.                            3,112,246
       70,459  Hawaiian Electric Industries, Inc.                   1,872,096
       60,904  IDACORP, Inc.                                        3,142,646
       99,870  NV Energy, Inc.                                      2,370,914
       32,664  OGE Energy Corp.                                     1,205,301
      104,199  PNM Resources, Inc.                                  2,492,440
       96,164  Westar Energy, Inc.                                  3,039,744
                                                                -------------
                                                                   19,063,222
                                                                -------------
               ELECTRICAL EQUIPMENT -- 1.3%
       32,036  Acuity Brands, Inc.                                  3,219,938
       11,260  Hubbell, Inc., Class B                               1,210,901


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT (CONTINUED)
       34,709  Regal-Beloit Corp.                               $   2,545,211
                                                                -------------
                                                                    6,976,050
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.5%
       60,737  Arrow Electronics, Inc. (a)                          2,916,591
       56,537  Avnet, Inc.                                          2,244,519
      102,303  Ingram Micro, Inc., Class A (a)                      2,370,360
       59,061  Tech Data Corp. (a)                                  3,074,716
       19,843  Trimble Navigation Ltd. (a)                            566,914
      228,670  Vishay Intertechnology, Inc. (a)                     2,805,781
                                                                -------------
                                                                   13,978,881
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 4.6%
       53,555  Atwood Oceanics, Inc. (a)                            2,845,377
       11,890  CARBO Ceramics, Inc. (b)                             1,490,293
        9,448  Dresser-Rand Group, Inc. (a)                           574,155
       25,684  Dril-Quip, Inc. (a)                                  3,015,815
       29,030  Oceaneering International, Inc.                      2,493,096
       22,796  Oil States International, Inc. (a)                   2,476,330
      137,867  Patterson-UTI Energy, Inc.                           3,344,654
      117,718  Superior Energy Services, Inc. (a)                   3,158,374
       39,769  Tidewater, Inc.                                      2,394,889
       63,396  Unit Corp. (a)                                       3,259,188
                                                                -------------
                                                                   25,052,171
                                                                -------------
               FOOD & STAPLES RETAILING -- 1.3%
       35,957  Harris Teeter Supermarkets, Inc.                     1,773,399
      358,141  SUPERVALU, Inc. (a)                                  2,517,731
       43,851  United Natural Foods, Inc. (a)                       3,133,154
                                                                -------------
                                                                    7,424,284
                                                                -------------
               FOOD PRODUCTS -- 1.2%
       54,991  Flowers Foods, Inc.                                  1,393,472
       31,309  Green Mountain Coffee Roasters,
                  Inc. (a) (b)                                      1,966,518
        8,914  Ingredion, Inc.                                        586,185
       15,057  Lancaster Colony Corp.                               1,249,580
       29,200  Post Holdings, Inc. (a)                              1,254,140
                                                                -------------
                                                                    6,449,895
                                                                -------------
               GAS UTILITIES -- 1.6%
       55,370  Atmos Energy Corp.                                   2,451,230
       17,144  National Fuel Gas Co.                                1,226,653
       52,425  Questar Corp.                                        1,240,376
       45,200  UGI Corp.                                            1,869,924
       41,405  WGL Holdings, Inc.                                   1,863,639
                                                                -------------
                                                                    8,651,822
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
        9,087  Cooper (The) Cos., Inc.                          $   1,174,131
       49,363  Hill-Rom Holdings, Inc.                              2,038,198
       28,553  Hologic, Inc. (a)                                      639,302
       88,513  Masimo Corp.                                         2,267,703
       22,326  ResMed, Inc. (b)                                     1,155,147
       41,164  STERIS Corp.                                         1,860,201
        7,164  Teleflex, Inc.                                         660,378
       15,804  Thoratec Corp. (a)                                     682,575
                                                                -------------
                                                                   10,477,635
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 2.8%
       56,820  Community Health Systems, Inc.                       2,479,057
       46,051  Health Management Associates,
                  Inc., Class A (a)                                   590,374
       18,602  Health Net, Inc. (a)                                   565,501
       17,056  Henry Schein, Inc. (a)                               1,917,606
       63,216  LifePoint Hospitals, Inc. (a)                        3,264,474
       17,612  MEDNAX, Inc. (a)                                     1,920,060
       10,622  Omnicare, Inc.                                         585,803
       34,091  Owens & Minor, Inc.                                  1,275,685
       23,582  Universal Health Services, Inc.,
                  Class B                                           1,899,766
       16,904  WellCare Health Plans, Inc. (a)                      1,127,159
                                                                -------------
                                                                   15,625,485
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 2.7%
       40,903  Bally Technologies, Inc. (a)                         2,991,646
       41,171  Bob Evans Farms, Inc.                                2,350,452
       29,091  Brinker International, Inc.                          1,292,222
       26,825  Cheesecake Factory (The), Inc.                       1,267,481
       43,381  Domino's Pizza, Inc.                                 2,909,130
       54,753  International Speedway Corp.,
                  Class A                                           1,790,971
       45,810  Life Time Fitness, Inc. (a)                          2,080,690
                                                                -------------
                                                                   14,682,592
                                                                -------------
               HOUSEHOLD DURABLES -- 1.5%
       36,538  Jarden Corp. (a)                                     2,022,744
       32,719  KB Home (b)                                            555,241
       22,630  Mohawk Industries, Inc. (a)                          2,996,665
          644  NVR, Inc. (a)                                          590,754
       13,409  Tempur Sealy International,
                  Inc. (a)                                            514,235
       20,480  Tupperware Brands Corp.                              1,836,032
                                                                -------------
                                                                    8,515,671
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.5%
        9,811  Church & Dwight Co., Inc.                              639,187
       19,402  Energizer Holdings, Inc.                             1,903,530
                                                                -------------
                                                                    2,542,717
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
       16,778  Carlisle Cos., Inc.                                $ 1,219,425
                                                                -------------
               INSURANCE -- 5.6%
        4,321  Alleghany Corp. (a)                                  1,751,820
       43,621  American Financial Group, Inc.                       2,454,117
       13,500  Arthur J. Gallagher & Co.                              640,575
       64,974  Aspen Insurance Holdings Ltd.                        2,534,636
       36,730  Brown & Brown, Inc.                                  1,172,789
       20,274  Everest Re Group, Ltd.                               3,116,925
      110,814  Fidelity National Financial,
                  Inc., Class A                                     3,119,414
       48,424  First American Financial Corp.                       1,252,244
       10,655  Hanover Insurance Group, (The),
                  Inc.                                                623,744
       53,812  HCC Insurance Holdings, Inc.                         2,456,518
       52,636  Kemper Corp.                                         1,948,585
       12,205  Mercury General Corp.                                  568,265
       38,283  Old Republic International Corp.                       642,771
       14,610  Primerica, Inc.                                        627,499
       41,564  Protective Life Corp.                                1,915,269
       35,195  Reinsurance Group of America,
                  Inc.                                              2,505,180
       32,142  StanCorp Financial Group, Inc.                       1,893,164
       41,267  W. R. Berkley Corp.                                  1,812,034
                                                                -------------
                                                                   31,035,549
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 1.1%
       68,188  AOL, Inc.                                            2,471,133
      666,867  Monster Worldwide, Inc. (a)                          2,880,865
       11,169  Rackspace Hosting, Inc. (a)                            572,188
                                                                -------------
                                                                    5,924,186
                                                                -------------
               IT SERVICES -- 5.1%
       83,064  Acxiom Corp. (a)                                     2,760,217
       13,934  Alliance Data Systems Corp. (a)                      3,303,194
       74,275  Broadridge Financial Solutions,
                  Inc.                                              2,611,509
      157,208  Convergys Corp.                                      3,103,286
       43,590  CoreLogic, Inc. (a)                                  1,450,239
       31,265  DST Systems, Inc.                                    2,650,334
        9,831  Gartner, Inc. (a)                                      579,537
       23,083  Global Payments, Inc.                                1,372,977
       22,846  Jack Henry & Associates, Inc.                        1,247,620
       64,749  Leidos Holdings, Inc.                                3,049,030
       17,722  Lender Processing Services, Inc.                       611,763
      102,492  ManTech International Corp.,
                  Class A                                           2,863,627
       11,919  NeuStar, Inc., Class A (a)                             547,321
       25,792  VeriFone Systems, Inc. (a)                             584,447
       13,434  WEX, Inc. (a)                                        1,254,064
                                                                -------------
                                                                   27,989,165
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE EQUIPMENT & PRODUCTS -- 0.5%

       22,820  Polaris Industries, Inc.                         $   2,988,279
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 1.2%
       15,042  Bio-Rad Laboratories, Inc.,
                  Class A (a)                                       1,857,988
       12,741  Charles River Laboratories
                  International, Inc. (a)                             626,984
       27,272  Covance, Inc. (a)                                    2,434,299
        4,908  Mettler-Toledo International,
                  Inc. (a)                                          1,214,534
        7,365  Techne Corp.                                           643,627
                                                                -------------
                                                                    6,777,432
                                                                -------------
               MACHINERY -- 5.5%
       48,782  AGCO Corp.                                           2,847,893
       10,617  CLARCOR, Inc.                                          620,882
       19,121  Crane Co.                                            1,214,184
       15,461  Donaldson Co., Inc.                                    612,410
       31,842  Graco, Inc.                                          2,460,113
       36,133  IDEX Corp.                                           2,498,597
       81,991  ITT Corp.                                            3,257,503
       51,713  Kennametal, Inc.                                     2,378,798
       26,547  Lincoln Electric Holdings, Inc.                      1,838,114
       16,009  Nordson Corp.                                        1,154,089
       48,138  Oshkosh Corp. (a)                                    2,290,887
       52,636  Terex Corp. (a)                                      1,839,628
        9,757  Timken (The) Co.                                       515,267
       51,995  Trinity Industries, Inc.                             2,632,507
       46,884  Wabtec Corp.                                         3,056,368
       28,876  Woodward, Inc.                                       1,157,639
                                                                -------------
                                                                   30,374,879
                                                                -------------
               MARINE -- 0.4%
       13,623  Kirby Corp. (a)                                      1,205,499
       44,954  Matson, Inc.                                         1,217,804
                                                                -------------
                                                                    2,423,303
                                                                -------------
               MEDIA -- 2.3%
       17,223  AMC Networks, Inc., Class A (a)                      1,207,160
       55,717  Cinemark Holdings, Inc.                              1,828,075
       24,722  John Wiley & Sons, Inc., Class A                     1,243,269
       37,141  Meredith Corp.                                       1,905,333
       93,796  New York Times (The) Co.,
                  Class A                                           1,297,199
       82,301  Scholastic Corp.                                     2,361,216
      102,064  Valassis Communications, Inc. (b)                    2,792,471
                                                                -------------
                                                                   12,634,723
                                                                -------------
               METALS & MINING -- 2.2%
       40,583  Carpenter Technology Corp.                           2,407,790
      104,342  Commercial Metals Co.                                1,915,719


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               METALS & MINING (CONTINUED)
        7,724  Compass Minerals International,
                  Inc.                                          $     575,206
       32,179  Reliance Steel & Aluminum Co.                        2,358,399
      105,834  Steel Dynamics, Inc.                                 1,901,837
       68,482  Worthington Industries, Inc.                         2,776,260
                                                                -------------
                                                                   11,935,211
                                                                -------------
               MULTILINE RETAIL -- 0.5%
       63,573  Big Lots, Inc. (a)                                   2,311,514
       36,982  Saks, Inc. (a)                                         591,342
                                                                -------------
                                                                    2,902,856
                                                                -------------
               MULTI-UTILITIES -- 1.2%
       47,589  Alliant Energy Corp.                                 2,485,098
       47,296  Black Hills Corp.                                    2,398,853
       53,035  Vectren Corp.                                        1,851,982
                                                                -------------
                                                                    6,735,933
                                                                -------------
               OFFICE ELECTRONICS -- 0.3%
       38,841  Zebra Technologies Corp.,
                  Class A (a)                                       1,876,409
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 3.3%
      395,647  Alpha Natural Resources, Inc. (a)                    2,769,529
      143,434  Arch Coal, Inc. (b)                                    608,160
       93,914  Bill Barrett Corp. (a) (b)                           2,598,600
       24,462  Cimarex Energy Co.                                   2,577,072
       23,149  Energen Corp.                                        1,813,030
       43,293  Rosetta Resources, Inc. (a)                          2,594,982
       38,182  SM Energy Co.                                        3,383,307
       47,399  World Fuel Services Corp.                            1,808,272
                                                                -------------
                                                                   18,152,952
                                                                -------------
               PAPER & FOREST PRODUCTS -- 1.0%
       37,117  Domtar Corp.                                         3,144,181
      134,052  Louisiana-Pacific Corp. (a)                          2,280,225
                                                                -------------
                                                                    5,424,406
                                                                -------------
               PHARMACEUTICALS -- 0.8%
       51,898  Endo Health Solutions, Inc. (a)                      2,269,500
       26,438  Salix Pharmaceuticals Ltd. (a)                       1,896,926
                                                                -------------
                                                                    4,166,426
                                                                -------------
               PROFESSIONAL SERVICES -- 0.5%
       32,476  Corporate Executive Board
                  (The) Co.                                         2,367,500
        5,513  Towers Watson & Co., Class A                           632,948
                                                                -------------
                                                                    3,000,448
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
       38,652  Extra Space Storage, Inc.                            1,777,605

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       10,595  Rayonier, Inc.                                   $     498,177
                                                                -------------
                                                                    2,275,782
                                                                -------------
               ROAD & RAIL -- 1.2%
       27,356  Con-way, Inc.                                        1,127,067
       12,683  Genesee & Wyoming, Inc.,
                  Class A (a)                                       1,266,271
        8,083  J.B. Hunt Transport Services, Inc.                     606,468
       10,536  Landstar System, Inc.                                  582,535
      126,342  Werner Enterprises, Inc.                             2,926,081
                                                                -------------
                                                                    6,508,422
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.3%
       19,591  Cree, Inc. (a)                                       1,190,153
       42,445  Fairchild Semiconductor
                  International, Inc. (a)                             537,778
      187,745  Integrated Device Technology,
                  Inc. (a)                                          1,997,607
      313,563  RF Micro Devices, Inc. (a)                           1,646,206
       13,806  Silicon Laboratories, Inc. (a)                         555,277
       47,459  Skyworks Solutions, Inc. (a)                         1,223,493
                                                                -------------
                                                                    7,150,514
                                                                -------------
               SOFTWARE -- 3.0%
       32,719  ACI Worldwide, Inc. (a)                              1,803,471
        6,808  ANSYS, Inc. (a)                                        595,360
       20,134  CommVault Systems, Inc. (a)                          1,572,063
       26,669  Concur Technologies, Inc. (a)                        2,789,577
        5,399  FactSet Research Systems, Inc. (b)                     588,167
       42,660  Fair Isaac Corp.                                     2,443,565
      100,903  Mentor Graphics Corp.                                2,227,938
       11,803  MICROS Systems, Inc. (a)                               640,313
       41,477  PTC, Inc. (a)                                        1,149,743
       61,500  Rovi Corp. (a)                                       1,030,740
       31,269  Synopsys, Inc. (a)                                   1,139,755
       23,040  TIBCO Software, Inc. (a)                               565,862
                                                                -------------
                                                                   16,546,554
                                                                -------------
               SPECIALTY RETAIL -- 5.0%
      106,414  Aaron's, Inc.                                        3,018,965
       14,263  Advance Auto Parts, Inc.                             1,414,604
       32,553  ANN, Inc. (a)                                        1,151,074
       88,735  Ascena Retail Group, Inc. (a)                        1,756,066
        9,347  Cabela's, Inc. (a)                                     554,464
       39,561  CST Brands, Inc.                                     1,275,447
       22,092  Dick's Sporting Goods, Inc.                          1,175,515
       78,996  Guess?, Inc.                                         2,468,625
       58,385  Murphy USA, Inc. (a)                                 2,369,263
      610,260  Office Depot, Inc. (a)                               3,411,354
       77,365  Rent-A-Center, Inc.                                  2,648,978
       32,905  Signet Jewelers Ltd.                                 2,456,687
       35,106  Tractor Supply Co.                                   2,504,813


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
      20,981   Williams-Sonoma, Inc.                              $ 1,100,244
                                                                -------------
                                                                   27,306,099
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
      23,305   Carter's, Inc.                                       1,611,541
      17,880   Deckers Outdoor Corp. (a)                            1,230,680
      47,307   Hanesbrands, Inc.                                    3,222,553
      37,104   Under Armour, Inc., Class A (a)                      3,010,990
                                                                -------------
                                                                    9,075,764
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.5%
      47,386   Astoria Financial Corp.                                625,969
      78,032   New York Community Bancorp, Inc. (b)                 1,264,898
      28,501   Washington Federal, Inc.                               649,253
                                                                -------------
                                                                    2,540,120
                                                                -------------
               TOBACCO -- 0.6%
      57,880   Universal Corp.                                      3,069,376
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS --
                  1.4%
      37,215   GATX Corp.                                           1,918,433
      50,568   United Rentals, Inc. (a)                             3,266,187
      25,010   Watsco, Inc.                                         2,383,203
                                                                -------------
                                                                    7,567,823
                                                                -------------
               WATER UTILITIES -- 0.1%
      23,835   Aqua America, Inc.                                     600,165
                                                                -------------
               WIRELESS TELECOMMUNICATION SERVICES
                  -- 0.6%
      99,750   Telephone & Data Systems, Inc.                       3,110,205
                                                                -------------
               TOTAL COMMON STOCKS -- 100.0%                      550,569,792
               (Cost $473,537,840)                              -------------

               MONEY MARKET FUNDS -- 0.1%
     331,065   Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional Class -
                0.03% (c)                                             331,065
               (Cost $331,065)                                  -------------

               COLLATERAL FOR SECURITIES ON LOAN
                -- 2.6%
               MONEY MARKET FUNDS  -- 0.5%
   3,061,717   Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class - 0.001% (c)                    3,061,717
               (Cost $3,061,717)

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2013 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.1%
  $11,620,764  JPMorgan Chase & Co., 0.003%
                (c), dated 10/31/13, due
                11/01/13, with a maturity value
                of $11,620,774. Collateralized
                by U.S. Treasury Note, interest
                rate of 0.375%, due 02/15/16.
                The value of the collateral
                including accrued interest is
                $11,854,108.                                    $  11,620,764
               (Cost $11,620,764)                               -------------

               TOTAL COLLATERAL FOR SECURITIES
                ON LOAN - 2.6%                                     14,682,481
               (Cost $14,682,481)                               -------------

               TOTAL INVESTMENTS -- 102.7%                        565,583,338
               (Cost $488,551,386) (d)
               NET OTHER ASSETS AND
                LIABILITIES -- (2.7)%                             (15,070,348)
                                                                -------------
               NET ASSETS -- 100.0%                             $ 550,512,990
                                                                =============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $14,343,042 and the total value of the collateral held by the Fund is $14,682,481.

(c)   Interest rate shown reflects yield as of October 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $80,250,778 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,218,826.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $550,569,792        $        --        $    --
Money Market Funds             3,392,782                 --             --
Repurchase Agreements                 --         11,620,764             --
                          -----------------------------------------------------
Total Investments           $553,962,574        $11,620,764        $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.2%
       52,638  AAR Corp.                                        $   1,541,241
        4,773  American Science & Engineering,
                  Inc.                                                313,968
       16,087  Cubic Corp.                                            844,567
       18,388  Curtiss-Wright Corp.                                   915,355
       53,851  GenCorp, Inc. (a) (b)                                  904,697
       14,712  Moog, Inc., Class A (b)                                878,748
       20,424  National Presto Industries, Inc. (a)                 1,440,913
       54,348  Orbital Sciences Corp. (b)                           1,253,808
        6,769  Teledyne Technologies, Inc. (b)                        601,222
                                                                -------------
                                                                    8,694,519
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 0.6%
       31,198  Atlas Air Worldwide Holdings,
                  Inc. (b)                                          1,155,262
       14,275  Forward Air Corp.                                      577,852
       14,674  Hub Group, Inc., Class A (b)                           538,976
                                                                -------------
                                                                    2,272,090
                                                                -------------
               AIRLINES -- 0.5%
        5,466  Allegiant Travel Co.                                   569,940
       99,101  SkyWest, Inc.                                        1,490,479
                                                                -------------
                                                                    2,060,419
                                                                -------------
               AUTO COMPONENTS -- 1.3%
       17,412  Dorman Products, Inc.                                  846,397
       31,609  Drew Industries, Inc.                                1,588,669
       35,788  Standard Motor Products, Inc.                        1,294,094
       80,703  Superior Industries
                  International, Inc.                               1,513,181
                                                                -------------
                                                                    5,242,341
                                                                -------------
               AUTOMOBILES -- 0.4%
       55,424  Winnebago Industries, Inc. (b)                       1,643,876
                                                                -------------
               BEVERAGES -- 0.3%
        5,885  Boston Beer (The) Co., Inc.,
                  Class A (b)                                       1,351,137
                                                                -------------
               BIOTECHNOLOGY -- 0.1%
       30,221  Emergent Biosolutions, Inc. (b)                        590,216
                                                                -------------
               BUILDING PRODUCTS -- 1.7%
       25,470  A.O. Smith Corp.                                     1,315,526
       43,344  AAON, Inc.                                           1,170,721
       29,080  Apogee Enterprises, Inc.                               909,622
       60,542  Gibraltar Industries, Inc. (b)                         969,277
       68,852  Griffon Corp.                                          862,716
       30,574  Quanex Building Products Corp.                         543,606
        8,838  Simpson Manufacturing Co., Inc.                        313,307
       13,665  Universal Forest Products, Inc.                        723,152
                                                                -------------
                                                                    6,807,927
                                                                -------------
               CAPITAL MARKETS -- 2.5%
      115,228  Calamos Asset Management, Inc.,
                  Class A                                           1,131,539

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       29,225  Evercore Partners, Inc., Class A                 $   1,474,986
       24,214  Financial Engines, Inc.                              1,352,836
       57,454  HFF, Inc., Class A                                   1,410,496
       54,913  Investment Technology Group,
                  Inc. (b)                                            879,706
       41,961  Piper Jaffray Cos., Inc. (b)                         1,505,980
      128,700  Prospect Capital Corp.                               1,459,458
        6,970  Stifel Financial Corp. (b)                             285,422
        1,770  Virtus Investment Partners, Inc. (b)                   360,230
                                                                -------------
                                                                    9,860,653
                                                                -------------
               CHEMICALS -- 3.3%
       39,080  A. Schulman, Inc.                                    1,294,329
       10,680  American Vanguard Corp.                                278,748
       11,126  Balchem Corp.                                          637,075
       15,164  Calgon Carbon Corp. (b)                                302,522
       50,055  Flotek Industries, Inc. (b)                          1,070,176
       25,475  H.B. Fuller Co.                                      1,219,488
       22,870  Hawkins, Inc.                                          823,549
       16,347  Innophos Holdings, Inc.                                819,312
       13,489  Koppers Holdings, Inc.                                 600,395
        8,570  LSB Industries, Inc. (b)                               314,690
       46,862  PolyOne Corp.                                        1,419,918
       11,824  Quaker Chemical Corp.                                  897,560
       19,949  Stepan Co.                                           1,174,398
       44,271  Tredegar Corp.                                       1,293,599
       53,097  Zep, Inc.                                            1,056,099
                                                                -------------
                                                                   13,201,858
                                                                -------------
               COMMERCIAL BANKS -- 4.0%
       15,077  Banner Corp.                                           576,846
        6,666  City Holding Co.                                       303,303
       11,656  Columbia Banking System, Inc.                          299,443
        8,443  Community Bank System, Inc.                            306,565
       56,923  First Financial Bancorp                                883,445
        4,902  First Financial Bankshares, Inc.                       301,522
       11,652  Glacier Bancorp, Inc.                                  321,945
       52,093  Hanmi Financial Corp.                                  910,586
       28,438  Home BancShares, Inc.                                  963,479
        8,073  Independent Bank Corp.                                 289,659
       30,579  MB Financial, Inc.                                     908,196
       12,530  NBT Bancorp, Inc.                                      305,356
       60,786  Old National Bancorp                                   883,828
        8,367  PacWest Bancorp (a)                                    318,364
       19,306  Pinnacle Financial Partners, Inc. (b)                  598,486
       23,757  S&T Bancorp, Inc.                                      582,522
        9,249  Simmons First National Corp.,
                  Class A                                             302,812
       68,801  Susquehanna Bancshares, Inc.                           810,820
       64,961  Taylor Capital Group, Inc. (b)                       1,494,103
        6,222  Tompkins Financial Corp.                               306,869
        5,298  UMB Financial Corp.                                    312,158
       35,472  Umpqua Holdings Corp. (a)                              580,677

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
        9,928  United Bankshares, Inc. (a)                      $     293,670
       95,928  United Community Banks, Inc. (b)                     1,495,518
       35,187  Wilshire Bancorp, Inc.                                 298,034
       28,019  Wintrust Financial Corp.                             1,219,107
                                                                -------------
                                                                   15,867,313
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.6%
       32,426  ABM Industries, Inc.                                   892,039
       20,534  Consolidated Graphics, Inc. (b)                      1,316,024
        4,767  G&K Services, Inc., Class A                            297,461
       11,169  Healthcare Services Group, Inc.                        305,919
       29,013  Interface, Inc.                                        587,513
       11,017  UniFirst Corp.                                       1,132,768
       19,844  United Stationers, Inc.                                881,868
       34,590  Viad Corp.                                             923,553
                                                                -------------
                                                                    6,337,145
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 2.4%
       50,609  ARRIS Group, Inc. (b)                                  903,877
       32,991  Bel Fuse, Inc., Class B                                694,131
       46,953  Black Box Corp.                                      1,175,703
       81,614  CalAmp Corp. (b)                                     1,920,377
       47,322  Comtech Telecommunications Corp.                     1,420,607
       57,503  Digi International, Inc. (b)                           579,630
       45,869  Oplink Communications, Inc. (b)                        837,109
       97,549  PC-Tel, Inc.                                           898,426
       18,579  Procera Networks, Inc. (b)                             262,893
       13,555  ViaSat, Inc. (b)                                       896,257
                                                                -------------
                                                                    9,589,010
                                                                -------------
               COMPUTERS & PERIPHERALS -- 0.7%
       27,253  Electronics for Imaging, Inc. (b)                      935,050
      131,525  QLogic Corp. (b)                                     1,624,334
       21,252  Super Micro Computer, Inc. (b)                         295,828
                                                                -------------
                                                                    2,855,212
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 0.8%
       36,394  Aegion Corp. (b)                                       746,077
       17,127  Comfort Systems USA, Inc.                              319,076
       30,838  Dycom Industries, Inc. (b)                             914,347
       14,706  EMCOR Group, Inc.                                      545,004
       55,280  Orion Marine Group, Inc. (b)                           691,000
                                                                -------------
                                                                    3,215,504
                                                                -------------
               CONSTRUCTION MATERIALS -- 0.1%
       32,015  Headwaters, Inc. (b)                                   279,491
        4,352  Texas Industries, Inc. (b)                             233,702
                                                                -------------
                                                                      513,193
                                                                -------------

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CONSUMER FINANCE -- 1.8%
       31,790  Cash America International, Inc.                 $   1,254,116
       31,369  Encore Capital Group, Inc. (b)                       1,532,376
       85,254  EZCORP, Inc., Class A (b)                            1,341,045
        9,929  First Cash Financial Services,
                  Inc. (b)                                            600,605
       19,218  Portfolio Recovery Associates,
                  Inc. (b)                                          1,142,510
       12,793  World Acceptance Corp. (a) (b)                       1,332,007
                                                                -------------
                                                                    7,202,659
                                                                -------------
               CONTAINERS & PACKAGING -- 0.3%
       71,545  Myers Industries, Inc.                               1,274,932
                                                                -------------
               DISTRIBUTORS -- 0.5%
       10,256  Pool Corp.                                             557,721
      105,020  VOXX International Corp. (b)                         1,628,860
                                                                -------------
                                                                    2,186,581
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 1.7%
       15,258  Capella Education Co. (b)                              929,517
      657,033  Corinthian Colleges, Inc. (b)                        1,406,051
       42,068  Hillenbrand, Inc.                                    1,187,159
       37,138  ITT Educational Services,
                  Inc. (a) (b)                                      1,489,976
       27,734  Strayer Education, Inc.                              1,096,325
       47,448  Universal Technical Institute,
                  Inc.                                                630,584
                                                                -------------
                                                                    6,739,612
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.4%
       15,342  Interactive Brokers Group, Inc.,
                  Class A                                             316,505
       19,164  MarketAxess Holdings, Inc.                           1,250,068
                                                                -------------
                                                                    1,566,573
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.0%
       22,088  Atlantic Tele-Network, Inc.                          1,224,117
      179,593  Cbeyond, Inc. (b)                                    1,156,579
       60,469  General Communication, Inc.,
                  Class A (b)                                         575,060
       53,118  Lumos Networks Corp.                                 1,169,127
                                                                -------------
                                                                    4,124,883
                                                                -------------
               ELECTRIC UTILITIES -- 1.1%
       23,842  ALLETE, Inc.                                         1,204,736
       34,472  El Paso Electric Co.                                 1,212,380
       30,963  UIL Holdings Corp.                                   1,192,695
       18,528  UNS Energy Corp.                                       916,766
                                                                -------------
                                                                    4,526,577
                                                                -------------
               ELECTRICAL EQUIPMENT -- 1.2%
        6,879  AZZ, Inc.                                              308,867

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
       18,881  Brady Corp., Class A                             $     551,136
       14,582  Encore Wire Corp.                                      722,247
       18,979  EnerSys, Inc.                                        1,259,257
       14,620  Franklin Electric Co., Inc.                            553,367
       45,869  II-VI, Inc. (b)                                        782,525
        9,389  Powell Industries, Inc. (b)                            589,911
                                                                -------------
                                                                    4,767,310
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 4.1%
       72,423  Agilysys, Inc. (b)                                     850,970
       17,984  Belden, Inc.                                         1,209,604
       50,286  Benchmark Electronics, Inc. (b)                      1,143,001
       27,542  Cognex Corp.                                           860,687
        9,369  Coherent, Inc.                                         620,134
       77,156  Daktronics, Inc.                                       922,786
       13,693  DTS, Inc. (b)                                          273,860
        9,845  FEI Co.                                                876,993
       76,061  Insight Enterprises, Inc. (b)                        1,602,605
        3,685  Littelfuse, Inc.                                       313,336
       21,225  Measurement Specialties, Inc. (b)                    1,182,869
       20,552  Methode Electronics, Inc.                              525,720
        8,956  MTS Systems Corp.                                      585,006
        3,869  OSI Systems, Inc. (b)                                  281,818
       10,051  Park Electrochemical Corp.                             281,931
       23,205  Plexus Corp. (b)                                       888,287
       47,557  Rofin-Sinar Technologies, Inc. (b)                   1,248,371
       19,344  Rogers Corp. (b)                                     1,179,210
        8,318  ScanSource, Inc. (b)                                   319,910
       14,040  SYNNEX Corp. (b)                                       860,652
       59,045  TTM Technologies, Inc. (b)                             516,644
                                                                -------------
                                                                   16,544,394
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 3.3%
       68,305  Basic Energy Services, Inc. (b)                      1,002,034
       15,811  Bristow Group, Inc.                                  1,272,311
       71,663  C&J Energy Services, Inc. (b)                        1,651,115
       42,345  Era Group, Inc. (b)                                  1,338,102
       41,756  Exterran Holdings, Inc. (b)                          1,192,134
        6,839  Geospace Technologies Corp. (b)                        666,255
        5,002  Hornbeck Offshore Services,
                  Inc. (b)                                            276,461
       55,351  ION Geophysical Corp. (b)                              256,829
       29,342  Matrix Service Co. (b)                                 610,020
       90,934  Newpark Resources, Inc. (b)                          1,159,408
      153,279  Pioneer Energy Services Corp. (b)                    1,287,544
        6,365  SEACOR Holdings, Inc.                                  622,497
       86,848  Tesco Corp. (b)                                      1,492,049
       22,974  TETRA Technologies, Inc. (b)                           297,973
                                                                -------------
                                                                   13,124,732
                                                                -------------
               FOOD & STAPLES RETAILING -- 0.9%
       12,357  Andersons (The), Inc.                                  916,642


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING (CONTINUED)
        7,824  Casey's General Stores, Inc.                     $     570,213
       32,698  Nash Finch Co.                                         917,506
       52,186  Spartan Stores, Inc.                                 1,227,937
                                                                -------------
                                                                    3,632,298
                                                                -------------
               FOOD PRODUCTS -- 2.0%
       11,716  Annie's, Inc. (b)                                      553,581
        8,328  B&G Foods, Inc.                                        281,903
       28,542  Calavo Growers, Inc.                                   847,412
       17,938  Cal-Maine Foods, Inc.                                  909,995
       13,604  Darling International, Inc. (b)                        316,565
       11,188  Hain Celestial Group (The), Inc. (b)                   931,177
        7,123  J & J Snack Foods Corp.                                609,515
       17,653  Sanderson Farms, Inc.                                1,115,846
       47,816  Seneca Foods Corp., Class A (b)                      1,401,965
        9,966  Snyder's-Lance, Inc.                                   298,880
        8,621  TreeHouse Foods, Inc. (b)                              631,575
                                                                -------------
                                                                    7,898,414
                                                                -------------
               GAS UTILITIES -- 1.3%
       19,175  Laclede Group (The), Inc.                              902,567
       19,606  New Jersey Resources Corp.                             902,464
       27,423  Northwest Natural Gas Co.                            1,190,981
       26,248  Piedmont Natural Gas Co., Inc.                         896,107
       23,021  Southwest Gas Corp.                                  1,249,119
                                                                -------------
                                                                    5,141,238
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
       17,932  Align Technology, Inc. (b)                           1,023,200
        3,491  Analogic Corp.                                         321,975
       45,171  Cantel Medical Corp.                                 1,585,502
       16,942  CONMED Corp.                                           614,486
      123,340  CryoLife, Inc.                                       1,108,827
       16,925  Greatbatch, Inc. (b)                                   645,181
        7,140  Integra LifeSciences Holdings (b)                      326,869
       12,175  Meridian Bioscience, Inc.                              300,966
       71,171  Merit Medical Systems, Inc. (b)                      1,138,024
       20,304  Natus Medical, Inc. (b)                                400,598
       14,237  Neogen Corp. (b)                                       658,011
       12,092  SurModics, Inc. (b)                                    285,129
      141,069  Symmetry Medical, Inc. (b)                           1,142,659
       20,993  West Pharmaceutical Services,
                  Inc.                                              1,015,012
                                                                -------------
                                                                   10,566,439
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.5%
        6,751  Air Methods Corp.                                      295,154
       74,046  Almost Family, Inc.                                  1,423,905
       20,910  AMN Healthcare Services, Inc. (b)                      259,284
       14,500  AmSurg Corp. (b)                                       621,905
        9,620  Bio-Reference Laboratories,
                  Inc. (a) (b)                                        311,784

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       12,069  Chemed Corp. (a)                                 $     818,520
       38,924  CorVel Corp. (b)                                     1,619,238
        8,520  Hanger, Inc. (b)                                       312,684
       46,655  Healthways, Inc. (b)                                   449,288
        5,645  IPC Hospitalist (The) Co. (b)                          309,289
       85,706  Kindred Healthcare, Inc.                             1,189,599
       61,347  LHC Group, Inc. (b)                                  1,263,748
       24,009  Magellan Health Services, Inc. (b)                   1,409,328
       24,251  Molina Healthcare, Inc. (b)                            767,302
        7,719  MWI Veterinary Supply, Inc. (b)                      1,224,542
      108,443  PharMerica Corp. (b)                                 1,600,619
                                                                -------------
                                                                   13,876,189
                                                                -------------
               HEALTH CARE TECHNOLOGY -- 1.1%
        4,925  Computer Programs & Systems, Inc.                      280,922
       30,397  HealthStream, Inc. (b)                               1,085,781
       14,540  Medidata Solutions, Inc. (b)                         1,603,907
       48,621  Omnicell, Inc. (b)                                   1,121,687
       13,248  Quality Systems, Inc.                                  302,319
                                                                -------------
                                                                    4,394,616
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 3.7%
        3,495  Biglari Holdings, Inc. (b)                           1,523,890
       30,065  BJ's Restaurants, Inc. (b)                             813,559
        7,766  Buffalo Wild Wings, Inc. (b)                         1,107,276
       12,553  CEC Entertainment, Inc.                                581,831
        2,794  Cracker Barrel Old Country Store,
                  Inc.                                                306,977
        8,338  DineEquity, Inc.                                       684,300
       12,184  Interval Leisure Group, Inc.                           295,706
       14,381  Jack in the Box, Inc. (b)                              585,019
       79,235  Marcus (The) Corp.                                   1,137,814
        6,542  Marriott Vacations Worldwide
                  Corp. (b)                                           327,623
       60,658  Monarch Casino & Resort, Inc. (b)                    1,025,727
       41,639  Multimedia Games Holding Co.,
                  Inc. (b)                                          1,353,684
        8,249  Papa John's International, Inc.                        624,202
        8,102  Red Robin Gourmet Burgers,
                  Inc. (b)                                            617,210
       72,788  Ruth's Hospitality Group, Inc.                         887,286
       50,055  SHFL entertainment, Inc. (b)                         1,160,275
       48,644  Sonic Corp. (b)                                        938,829
       32,862  Texas Roadhouse, Inc.                                  901,076
                                                                -------------
                                                                   14,872,284
                                                                -------------
               HOUSEHOLD DURABLES -- 1.7%
       41,614  Blyth, Inc. (a)                                        574,689
       32,556  Helen of Troy Ltd. (b)                               1,521,016


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
        7,635  iRobot Corp. (b)                                 $     258,598
       50,678  La-Z-Boy, Inc.                                       1,169,648
       13,960  M/I Homes, Inc. (b)                                    285,761
        6,704  Meritage Homes Corp. (b)                               304,295
       14,192  Ryland Group (The), Inc.                               570,518
      181,917  Standard Pacific Corp. (b)                           1,442,602
       15,968  Universal Electronics, Inc. (b)                        621,315
                                                                -------------
                                                                    6,748,442
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.4%
      168,036  Central Garden & Pet Co.,
                  Class A (b)                                       1,236,745
        4,433  WD-40 Co.                                              321,348
                                                                -------------
                                                                    1,558,093
                                                                -------------
               INSURANCE -- 3.1%
        8,110  AMERISAFE, Inc.                                        312,235
       44,603  eHealth, Inc. (b)                                    1,900,980
       48,374  Employers Holdings, Inc.                             1,454,606
       40,557  Horace Mann Educators Corp.                          1,123,429
        8,901  Infinity Property & Casualty
                  Corp.                                               610,430
       19,937  Navigators Group (The), Inc. (b)                     1,121,257
       31,922  ProAssurance Corp.                                   1,446,705
        3,302  RLI Corp.                                              311,973
       21,737  Safety Insurance Group, Inc.                         1,188,796
       35,236  Selective Insurance Group, Inc.                        925,650
       44,977  Stewart Information Services
                  Corp.                                             1,408,680
       18,897  United Fire Group, Inc.                                599,035
                                                                -------------
                                                                   12,403,776
                                                                -------------
               INTERNET & CATALOG RETAIL -- 0.3%
       14,050  Blue Nile, Inc. (b)                                    577,034
       52,987  PetMed Express, Inc.                                   786,327
                                                                -------------
                                                                    1,363,361
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 2.8%
       62,622  Blucora, Inc. (b)                                    1,479,758
       39,722  comScore, Inc. (b)                                   1,061,372
       26,875  Dealertrack Technologies, Inc. (b)                   1,002,438
       17,421  j2 Global, Inc.                                        957,807
       37,061  LogMeIn, Inc. (b)                                    1,197,070
       49,800  NIC, Inc.                                            1,226,076
        8,213  OpenTable, Inc. (b)                                    570,639
       78,378  Perficient, Inc. (b)                                 1,417,858
       25,073  Stamps.com, Inc. (b)                                 1,139,317
       72,113  United Online, Inc.                                    623,056
       44,556  XO Group, Inc. (b)                                     618,437
                                                                -------------
                                                                   11,293,828
                                                                -------------
               IT SERVICES -- 3.0%
       20,830  CACI International, Inc.,
                  Class A (b)                                       1,499,343

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       31,020  Cardtronics, Inc. (b)                            $   1,217,535
       45,963  CSG Systems International, Inc.                      1,280,529
       14,494  Heartland Payment Systems, Inc.                        586,282
      150,084  Higher One Holdings, Inc. (b)                        1,193,168
       41,460  iGATE Corp. (b)                                      1,320,086
       19,161  MAXIMUS, Inc.                                          928,351
       80,343  Sykes Enterprises, Inc. (b)                          1,504,021
       34,399  TeleTech Holdings, Inc. (b)                            910,542
       49,522  Virtusa Corp. (b)                                    1,539,144
                                                                -------------
                                                                   11,979,001
                                                                -------------
               LEISURE EQUIPMENT & PRODUCTS -- 1.0%
       25,209  Arctic Cat, Inc.                                     1,320,952
       28,844  Brunswick Corp.                                      1,301,730
       40,409  Callaway Golf Co.                                      340,648
       18,384  Sturm, Ruger & Co., Inc. (a)                         1,202,497
                                                                -------------
                                                                    4,165,827
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.3%
       22,905  PAREXEL International Corp. (b)                      1,046,988
                                                                -------------
               MACHINERY -- 2.8%
       14,826  Actuant Corp., Class A                                 556,865
       24,018  Astec Industries, Inc.                                 812,049
       16,479  Barnes Group, Inc.                                     585,664
       14,339  EnPro Industries, Inc. (b)                             855,608
        8,662  ESCO Technologies, Inc.                                312,525
      111,812  Federal Signal Corp. (b)                             1,530,706
       11,558  John Bean Technologies Corp.                           314,147
        3,528  Lindsay Corp.                                          268,163
       33,511  Lydall, Inc. (b)                                       610,570
       25,846  Mueller Industries, Inc.                             1,558,255
        9,696  Standex International Corp.                            596,401
       13,933  Tennant Co.                                            845,594
       98,278  Titan International, Inc.                            1,425,031
       10,594  Toro (The) Co.                                         624,410
        5,109  Watts Water Technologies, Inc.,
                  Class A                                             295,198
                                                                -------------
                                                                   11,191,186
                                                                -------------
               MEDIA -- 0.8%
       89,028  Digital Generation, Inc. (a) (b)                     1,126,204
       31,360  E.W. Scripps (The) Co.,
                  Class A (b)                                         621,555
      162,965  Harte-Hanks, Inc.                                    1,298,831
                                                                -------------
                                                                    3,046,590
                                                                -------------
               METALS & MINING -- 2.0%
       76,753  AK Steel Holding Corp. (a) (b)                         337,713
       35,224  AMCOL International Corp.                            1,129,986
       37,350  Globe Specialty Metals, Inc.                           655,119
       19,056  Haynes International, Inc.                           1,027,119


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               METALS & MINING (CONTINUED)
       20,193  Kaiser Aluminum Corp.                            $   1,362,018
       26,925  Materion Corp.                                         802,634
       20,717  Olympic Steel, Inc.                                    567,024
       17,951  RTI International Metals, Inc. (b)                     608,539
       78,414  Stillwater Mining Co. (b)                              855,497
       33,849  SunCoke Energy, Inc. (b)                               676,980
                                                                -------------
                                                                    8,022,629
                                                                -------------
               MULTILINE RETAIL -- 0.7%
       91,931  Fred's, Inc., Class A                                1,489,282
       94,221  Tuesday Morning Corp. (b)                            1,333,227
                                                                -------------
                                                                    2,822,509
                                                                -------------
               MULTI-UTILITIES -- 0.7%
       54,506  Avista Corp.                                         1,514,722
       25,632  NorthWestern Corp.                                   1,174,971
                                                                -------------
                                                                    2,689,693
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 2.6%
       10,954  Approach Resources, Inc. (b)                           308,355
       38,569  Carrizo Oil & Gas, Inc. (b)                          1,690,865
       98,081  Cloud Peak Energy, Inc. (b)                          1,531,045
       72,358  Comstock Resources, Inc.                             1,238,045
       47,189  Forest Oil Corp. (b)                                   223,676
        8,958  Gulfport Energy Corp. (b)                              525,745
        4,825  PDC Energy, Inc. (b)                                   327,183
      173,102  Penn Virginia Corp. (b)                              1,473,098
       44,378  Stone Energy Corp. (b)                               1,547,017
      126,002  Swift Energy Co. (b)                                 1,728,748
                                                                -------------
                                                                   10,593,777
                                                                -------------
               PAPER & FOREST PRODUCTS -- 1.1%
       18,070  Clearwater Paper Corp. (b)                             943,616
        6,724  KapStone Paper & Packaging
                  Corp.                                               349,379
       36,609  Neenah Paper, Inc.                                   1,506,094
       21,259  P.H. Glatfelter Co.                                    556,986
       14,274  Schweitzer-Mauduit International,
                  Inc.                                                883,275
                                                                -------------
                                                                    4,239,350
                                                                -------------
               PERSONAL PRODUCTS -- 0.5%
       19,181  Inter Parfums, Inc.                                    674,404
       21,406  Medifast, Inc. (b)                                     498,974
       28,665  Prestige Brands Holdings, Inc. (b)                     895,208
                                                                -------------
                                                                    2,068,586
                                                                -------------
               PHARMACEUTICALS -- 0.9%
       73,113  Akorn, Inc. (b)                                      1,494,430
        8,598  Medicines (The) Co. (b)                                291,644
       24,805  Questcor Pharmaceuticals, Inc. (a)                   1,522,283
        7,313  ViroPharma, Inc. (b)                                   283,890
                                                                -------------
                                                                    3,592,247
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 2.4%
       93,985  CDI Corp.                                        $   1,508,459
        8,005  Exponent, Inc.                                         605,258
       15,091  Heidrick & Struggles
                  International, Inc.                                 279,485
       73,916  Kelly Services, Inc., Class A                        1,541,888
       13,448  Korn/Ferry International (b)                           320,063
       93,077  Navigant Consulting, Inc. (b)                        1,614,886
       43,594  On Assignment, Inc. (b)                              1,473,041
       42,424  Resources Connection, Inc.                             541,330
       11,993  TrueBlue, Inc. (b)                                     296,227
       28,518  WageWorks, Inc. (b)                                  1,460,407
                                                                -------------
                                                                    9,641,044
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 2.1%
        9,539  Agree Realty Corp.                                     301,146
       97,813  Capstead Mortgage Corp.                              1,157,128
      222,238  Cedar Realty Trust, Inc.                             1,268,979
        8,482  Coresite Realty Corp.                                  275,156
       55,934  Cousins Properties, Inc.                               633,732
       11,816  EPR Properties                                         606,988
       24,055  Government Properties Income
                  Trust                                               588,145
      112,531  Inland Real Estate Corp.                             1,202,956
       51,264  Lexington Realty Trust                                 599,789
        7,582  LTC Properties, Inc.                                   299,110
       47,288  Medical Properties Trust, Inc.                         616,636
       16,182  Parkway Properties, Inc.                               293,056
        7,606  Sovran Self Storage, Inc.                              581,783
                                                                -------------
                                                                    8,424,604
                                                                -------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.1%
       13,379  Forestar Group, Inc. (b)                               298,753
                                                                -------------
               ROAD & RAIL -- 1.0%
       33,632  Arkansas Best Corp.                                    920,508
       81,114  Heartland Express, Inc.                              1,164,797
       69,689  Knight Transportation, Inc.                          1,182,622
       18,771  Old Dominion Freight Line,
                  Inc. (b)                                            880,360
                                                                -------------
                                                                    4,148,287
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.3%
       16,431  Advanced Energy Industries,
                  Inc. (b)                                            343,079
       54,269  ATMI, Inc. (b)                                       1,483,714
      154,550  Brooks Automation, Inc.                              1,489,862
       14,931  Cabot Microelectronics Corp. (b)                       610,529
       25,368  Cirrus Logic, Inc. (b)                                 569,004
       23,499  Diodes, Inc. (b)                                       569,146
       65,698  Entropic Communications, Inc. (b)                      281,187


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       64,388  Exar Corp. (b)                                   $     742,394
       18,998  Monolithic Power Systems, Inc.                         604,896
       21,255  Power Integrations, Inc.                             1,220,887
      102,970  Sigma Designs, Inc. (b)                                560,157
       19,493  Synaptics, Inc. (b)                                    906,425
                                                                -------------
                                                                    9,381,280
                                                                -------------
               SOFTWARE -- 3.1%
       29,497  Blackbaud, Inc.                                      1,061,892
      144,763  Ebix, Inc. (a)                                       1,647,403
      108,845  EPIQ Systems, Inc.                                   1,628,321
       22,662  Interactive Intelligence Group,
                  Inc. (b)                                          1,392,580
        9,042  Manhattan Associates, Inc. (b)                         963,064
       30,119  Monotype Imaging Holdings, Inc.                        849,958
       30,248  Synchronoss Technologies, Inc. (b)                   1,047,186
       79,244  Take-Two Interactive Software,
                  Inc. (b)                                          1,419,260
       60,314  Tangoe, Inc. (b)                                     1,151,997
       13,151  Tyler Technologies, Inc. (b)                         1,271,833
                                                                -------------
                                                                   12,433,494
                                                                -------------
               SPECIALTY RETAIL -- 6.4%
       71,576  Big 5 Sporting Goods Corp.                           1,353,502
       49,044  Brown Shoe Co., Inc.                                 1,100,547
       10,644  Buckle (The), Inc. (a)                                 520,917
       51,438  Cato (The) Corp., Class A                            1,541,597
       14,913  Children's Place Retail Stores
                  (The), Inc. (b)                                     814,101
      119,755  Christopher & Banks Corp. (b)                          690,986
       46,299  Finish Line (The), Inc., Class A                     1,159,327
       21,942  Genesco, Inc. (b)                                    1,494,470
        7,413  Group 1 Automotive, Inc.                               474,432
       46,924  Haverty Furniture Cos., Inc.                         1,304,956
       26,187  Jos. A. Bank Clothiers, Inc. (b)                     1,256,452
       46,832  Kirkland's, Inc. (b)                                   831,268
       19,711  Lithia Motors, Inc., Class A                         1,238,836
       13,486  Lumber Liquidators Holdings,
                  Inc. (b)                                          1,539,966
       23,582  MarineMax, Inc. (b)                                    347,363
       42,265  Men's Wearhouse (The), Inc.                          1,787,810
        6,191  Monro Muffler Brake, Inc.                              284,786
      112,513  OfficeMax, Inc.                                      1,685,445
       69,230  Pep Boys-Manny, Moe & Jack (The) (b)                   895,836
       24,193  Sonic Automotive, Inc., Class A                        539,020
       74,932  Stage Stores, Inc.                                   1,547,346
       62,939  Stein Mart, Inc.                                       929,609
       94,669  Zale Corp. (b)                                       1,479,677

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
       31,351  Zumiez, Inc. (b)                                 $     929,244
                                                                -------------
                                                                   25,747,493
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
      105,716  Crocs, Inc. (b)                                      1,287,621
       45,812  Fifth & Pacific Cos., Inc. (b)                       1,213,560
       25,993  Iconix Brand Group, Inc. (b)                           938,087
       26,320  Movado Group, Inc.                                   1,227,301
       12,706  Oxford Industries, Inc.                                911,910
       76,362  Perry Ellis International, Inc.                      1,451,642
       16,048  Steven Madden Ltd. (b)                                 588,641
       19,777  Wolverine World Wide, Inc.                           1,141,924
                                                                -------------
                                                                    8,760,686
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 1.1%
       45,890  Bank Mutual Corp.                                      291,860
       22,176  BofI Holding, Inc. (b)                               1,339,874
       91,738  Brookline Bancorp, Inc.                                813,716
       17,293  Dime Community Bancshares, Inc.                        282,914
       21,769  Northwest Bancshares, Inc.                             304,548
       53,262  Provident Financial Services, Inc.                     998,130
       48,291  TrustCo Bank Corp.                                     324,516
                                                                -------------
                                                                    4,355,558
                                                                -------------
               TOBACCO -- 0.4%
      494,480  Alliance One International, Inc. (b)                 1,468,606
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS --
                  0.6%
       11,172  Applied Industrial Technologies,
                  Inc.                                                528,547
       14,568  DXP Enterprises, Inc. (b)                            1,338,799
       15,205  Kaman Corp.                                            565,322
                                                                -------------
                                                                    2,432,668
                                                                -------------
               WATER UTILITIES -- 0.1%
       20,884  American States Water Co.                              594,776
                                                                -------------
               WIRELESS TELECOMMUNICATION SERVICES
                  -- 0.4%
       15,295  NTELOS Holdings Corp.                                  291,217
      101,615  USA Mobility, Inc.                                   1,516,096
                                                                -------------
                                                                    1,807,313
                                                                -------------
               TOTAL COMMON STOCKS -- 99.9%                       400,862,589
               (Cost $351,489,900)                              -------------

               COLLATERAL FOR SECURITIES ON
                  LOAN -- 2.5%
               MONEY MARKET FUNDS -- 0.5%
    2,035,234  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class - 0.001% (c)                  2,035,234
               (Cost $2,035,234)

  PRINCIPAL
    VALUE      DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.0%
   $7,724,741  JPMorgan Chase & Co., 0.03% (c),
                  dated 10/31/13, due 11/01/13,
                  with a maturity value of
                  $7,724,748. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 0.375%, due 02/15/16.
                  The value of the collateral
                  including accrued interest is
                  $7,879,853.                                   $   7,724,741
               (Cost $7,724,741)                                -------------

               TOTAL COLLATERAL FOR SECURITIES
                  ON LOAN - 2.5%                                    9,759,975
               (Cost $9,759,975)                                -------------

               TOTAL INVESTMENTS -- 102.4%                        410,622,564
               (Cost $361,249,875) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.4)%                            (9,438,452)
                                                                -------------
               NET ASSETS -- 100.0%                             $ 401,184,112
                                                                =============


(a) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $9,546,696 and the total value of the collateral held by the Fund is $9,759,975, which includes Volterra Semiconductor Corp. in the amount of $799,356. This security was sold on October 2, 2013.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of October 31, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $53,275,978 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,903,289.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2013 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $400,862,589        $        --        $    --
Money Market Funds             2,035,234                 --             --
Repurchase Agreements                 --          7,724,741             --
                          -----------------------------------------------------
Total Investments           $402,897,823        $ 7,724,741        $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.8%
       47,952  L-3 Communications Holdings, Inc.                $   4,816,778
       37,105  Northrop Grumman Corp.                               3,989,159
       34,396  Raytheon Co.                                         2,833,199
       13,022  Rockwell Collins, Inc.                                 909,326
       96,014  Textron, Inc.                                        2,764,243
                                                                -------------
                                                                   15,312,705
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 0.7%
       30,975  FedEx Corp.                                          4,057,725
                                                                -------------
               AUTO COMPONENTS -- 0.2%
       21,293  Johnson Controls, Inc.                                 982,672
                                                                -------------
               AUTOMOBILES -- 0.3%
      104,759  Ford Motor Co.                                       1,792,426
                                                                -------------
               BEVERAGES -- 0.7%
       70,508  Molson Coors Brewing Co., Class B                    3,807,432
                                                                -------------
               CAPITAL MARKETS -- 1.0%
       58,539  Bank of New York Mellon (The) Corp.                  1,861,540
       16,756  Goldman Sachs Group (The), Inc.                      2,695,370
       13,439  State Street Corp.                                     941,671
                                                                -------------
                                                                    5,498,581
                                                                -------------
               CHEMICALS -- 1.6%
        8,292  Air Products & Chemicals, Inc.                         903,911
       69,035  Dow Chemical (The) Co.                               2,724,812
       48,267  LyondellBasell Industries N.V.,
                  Class A                                           3,600,718
        7,351  Praxair, Inc.                                          916,743
       10,359  Sigma-Aldrich Corp.                                    895,328
                                                                -------------
                                                                    9,041,512
                                                                -------------
               COMMERCIAL BANKS -- 4.1%
       52,364  BB&T Corp.                                           1,778,805
       44,958  Comerica, Inc.                                       1,946,681
      146,948  Fifth Third Bancorp                                  2,796,421
      155,025  KeyCorp                                              1,942,463
       15,791  M&T Bank Corp.                                       1,776,961
       48,786  PNC Financial Services Group, Inc.                   3,587,235
      286,278  Regions Financial Corp.                              2,756,857
      109,025  SunTrust Banks, Inc.                                 3,667,601
       64,156  Wells Fargo & Co.                                    2,738,820
                                                                -------------
                                                                   22,991,844
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.5%
       86,930  ADT (The) Corp.                                      3,770,154
       79,464  Republic Services, Inc.                              2,659,660
       42,854  Waste Management, Inc.                               1,865,863
                                                                -------------
                                                                    8,295,677
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT -- 1.3%
      193,489  Cisco Systems, Inc.                              $   4,353,502
       29,803  Harris Corp.                                         1,846,594
       14,881  Motorola Solutions, Inc.                               930,360
                                                                -------------
                                                                    7,130,456
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.4%
       44,546  SanDisk Corp.                                        3,095,947
       71,475  Western Digital Corp.                                4,976,804
                                                                -------------
                                                                    8,072,751
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 0.3%
       30,376  Jacobs Engineering Group, Inc. (a)                   1,847,468
                                                                -------------
               CONSUMER FINANCE -- 0.5%
       38,565  Capital One Financial Corp.                          2,648,259
                                                                -------------
               CONTAINERS & PACKAGING -- 0.6%
       20,304  Avery Dennison Corp.                                   956,725
       45,303  Bemis Co., Inc.                                      1,807,590
       23,024  MeadWestvaco Corp.                                     802,386
                                                                -------------
                                                                    3,566,701
                                                                -------------
               DISTRIBUTORS -- 0.2%
       10,924  Genuine Parts Co.                                      861,139
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 0.2%
       33,145  H&R Block, Inc.                                        942,644
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 2.3%
       36,431  Citigroup, Inc.                                      1,777,104
       68,380  JPMorgan Chase & Co.                                 3,524,305
      129,757  Leucadia National Corp.                              3,677,314
       82,609  NASDAQ OMX Group (The), Inc.                         2,926,837
       21,049  NYSE Euronext                                          926,577
                                                                -------------
                                                                   12,832,137
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.2%
       78,384  AT&T, Inc.                                           2,837,501
      144,408  CenturyLink, Inc.                                    4,889,655
      847,621  Frontier Communications Corp.                        3,738,008
      110,456  Windstream Holdings, Inc.                              944,399
                                                                -------------
                                                                   12,409,563
                                                                -------------
               ELECTRIC UTILITIES -- 7.1%
       81,536  American Electric Power Co., Inc.                    3,819,146
       39,697  Duke Energy Corp.                                    2,847,466
       98,383  Edison International                                 4,823,719
       71,712  Entergy Corp.                                        4,641,201
      119,250  Exelon Corp.                                         3,403,395
       72,728  FirstEnergy Corp.                                    2,754,209
       22,047  NextEra Energy, Inc.                                 1,868,483
       64,265  Northeast Utilities                                  2,756,326

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
       64,570  Pinnacle West Capital Corp.                      $   3,617,857
      116,346  PPL Corp.                                            3,563,678
       42,916  Southern (The) Co.                                   1,755,694
      128,018  Xcel Energy, Inc.                                    3,694,599
                                                                -------------
                                                                   39,545,773
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 1.9%
      310,590  Corning, Inc.                                        5,307,983
       56,283  FLIR Systems, Inc.                                   1,602,940
      163,034  Jabil Circuit, Inc.                                  3,400,889
                                                                -------------
                                                                   10,311,812
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 6.8%
       53,990  Baker Hughes, Inc.                                   3,136,279
       30,277  Cameron International Corp. (a)                      1,660,996
       72,714  Diamond Offshore Drilling, Inc.                      4,503,178
       84,307  Ensco PLC, Class A                                   4,860,299
       65,722  Helmerich & Payne, Inc.                              5,096,741
      282,161  Nabors Industries Ltd.                               4,932,174
       58,014  National Oilwell Varco, Inc.                         4,709,577
      119,976  Noble Corp.                                          4,523,095
      123,407  Rowan Cos. PLC, Class A (a)                          4,452,525
                                                                -------------
                                                                   37,874,864
                                                                -------------
               FOOD & STAPLES RETAILING -- 2.7%
       62,283  CVS Caremark Corp.                                   3,877,739
       65,715  Kroger (The) Co.                                     2,815,231
       82,868  Safeway, Inc.                                        2,892,093
       55,523  Sysco Corp.                                          1,795,614
       16,425  Walgreen Co.                                           973,017
       35,843  Wal-Mart Stores, Inc.                                2,750,950
                                                                -------------
                                                                   15,104,644
                                                                -------------
               FOOD PRODUCTS -- 2.3%
       71,958  Archer-Daniels-Midland Co.                           2,943,082
       21,706  Campbell Soup Co.                                      924,024
       58,249  ConAgra Foods, Inc.                                  1,852,901
       18,440  General Mills, Inc.                                    929,745
       20,979  Hormel Foods Corp.                                     911,747
        8,412  J.M. Smucker (The) Co.                                 935,499
      160,237  Tyson Foods, Inc., Class A                           4,433,758
                                                                -------------
                                                                   12,930,756
                                                                -------------
               GAS UTILITIES -- 0.5%
       57,591  AGL Resources, Inc.                                  2,756,305
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 3.8%
      136,532  Abbott Laboratories                                  4,990,245
       17,669  Becton, Dickinson & Co.                              1,857,542
       71,841  CareFusion Corp. (a)                                 2,785,276
       43,501  Covidien PLC                                         2,788,849


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  (CONTINUED)
       40,712  DENTSPLY International, Inc.                     $   1,917,535
       49,783  Medtronic, Inc.                                      2,857,544
       13,074  Stryker Corp.                                          965,646
       32,273  Zimmer Holdings, Inc.                                2,822,919
                                                                -------------
                                                                   20,985,556
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.8%
       41,408  Aetna, Inc.                                          2,596,282
       11,497  Cigna Corp.                                            885,039
       48,554  Humana, Inc.                                         4,474,251
       26,739  Laboratory Corp. of America
                  Holdings (a)                                      2,697,965
       21,981  Patterson Cos., Inc.                                   934,412
       28,602  Quest Diagnostics, Inc.                              1,713,546
       49,359  UnitedHealth Group, Inc.                             3,369,245
       54,198  WellPoint, Inc.                                      4,595,991
                                                                -------------
                                                                   21,266,731
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 2.0%
      138,833  Carnival Corp.                                       4,810,564
       76,357  Darden Restaurants, Inc.                             3,934,676
       93,359  International Game Technology                        1,755,149
        9,185  McDonald's Corp.                                       886,536
                                                                -------------
                                                                   11,386,925
                                                                -------------
               HOUSEHOLD DURABLES -- 0.8%
       58,662  Garmin Ltd.                                          2,742,448
       12,068  Whirlpool Corp.                                      1,762,049
                                                                -------------
                                                                    4,504,497
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.4%
        9,379  Kimberly-Clark Corp.                                 1,012,932
       11,690  Procter & Gamble (The) Co.                             943,967
                                                                -------------
                                                                    1,956,899
                                                                -------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS -- 0.7%
      129,330  NRG Energy, Inc.                                     3,689,785
                                                                -------------
               INDUSTRIAL CONGLOMERATES -- 1.0%
       14,800  3M Co.                                               1,862,580
       25,495  Danaher Corp.                                        1,837,934
       73,976  General Electric Co.                                 1,933,733
                                                                -------------
                                                                    5,634,247
                                                                -------------
               INSURANCE -- 6.9%
       37,779  ACE Ltd.                                             3,605,628
       28,509  Aflac, Inc.                                          1,852,515
       52,442  Allstate (The) Corp.                                 2,782,573
       72,683  American International Group, Inc.                   3,754,077
       49,001  Assurant, Inc.                                       2,865,578

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       29,699  Chubb (The) Corp.                                $   2,734,684
       37,474  Cincinnati Financial Corp.                           1,873,700
       69,089  Genworth Financial, Inc., Class A (a)                1,003,863
       63,132  Lincoln National Corp.                               2,866,824
       20,636  Principal Financial Group, Inc.                        979,385
       64,902  Progressive (The) Corp.                              1,685,505
       24,427  Torchmark Corp.                                      1,779,751
       41,696  Travelers (The) Cos., Inc.                           3,598,365
      116,116  Unum Group                                           3,685,522
      114,685  XL Group PLC                                         3,505,920
                                                                -------------
                                                                   38,573,890
                                                                -------------
               IT SERVICES -- 1.5%
       12,000  Accenture PLC, Class A                                 882,000
       87,582  Computer Sciences Corp.                              4,314,290
        9,544  International Business Machines
                  Corp.                                             1,710,380
       94,710  Western Union Co.                                    1,611,964
                                                                -------------
                                                                    8,518,634
                                                                -------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.2%
       18,745  Hasbro, Inc.                                           968,179
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.2%
        8,320  Waters Corp. (a)                                       839,654
                                                                -------------
               MACHINERY -- 2.6%
       31,797  Caterpillar, Inc.                                    2,650,598
       32,571  Deere & Co.                                          2,665,611
       88,783  Joy Global, Inc.                                     5,038,435
       24,383  Parker Hannifin Corp.                                2,845,984
       31,638  Xylem, Inc.                                          1,091,511
                                                                -------------
                                                                   14,292,139
                                                                -------------
               MEDIA -- 0.7%
       55,021  News Corp., Class A (a)                                968,370
       27,404  Walt Disney (The) Co.                                1,879,640
        1,445  Washington Post (The) Co., Class B                     929,597
                                                                -------------
                                                                    3,777,607
                                                                -------------
               METALS & MINING -- 2.6%
      435,293  Alcoa, Inc.                                          4,035,166
       28,953  Allegheny Technologies, Inc.                           958,344
      136,986  Freeport-McMoRan Copper &
                  Gold, Inc.                                        5,035,606
      171,665  United States Steel Corp.                            4,272,742
                                                                -------------
                                                                   14,301,858
                                                                -------------
               MULTILINE RETAIL -- 2.2%
       87,565  Kohl's Corp.                                         4,973,692
       81,687  Macy's, Inc.                                         3,766,588
       55,245  Target Corp.                                         3,579,323
                                                                -------------
                                                                   12,319,603
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               MULTI-UTILITIES -- 6.6%
       36,865  CenterPoint Energy, Inc.                         $     906,879
      100,719  CMS Energy Corp.                                     2,765,744
       64,102  Consolidated Edison, Inc.                            3,732,018
       53,570  DTE Energy Co.                                       3,703,830
       63,242  Integrys Energy Group, Inc.                          3,711,041
       57,212  NiSource, Inc.                                       1,803,322
       86,378  PG&E Corp.                                           3,614,919
      137,610  Public Service Enterprise Group,
                  Inc.                                              4,609,935
       76,772  SCANA Corp.                                          3,579,878
       20,646  Sempra Energy                                        1,881,676
      213,699  TECO Energy, Inc.                                    3,669,212
       65,650  Wisconsin Energy Corp.                               2,764,522
                                                                -------------
                                                                   36,742,976
                                                                -------------
               OFFICE ELECTRONICS -- 0.8%
      440,380  Xerox Corp.                                          4,377,377
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 12.2%
       28,508  Anadarko Petroleum Corp.                             2,716,527
       53,224  Apache Corp.                                         4,726,291
       68,288  Chesapeake Energy Corp.                              1,909,332
       37,296  Chevron Corp.                                        4,474,028
       65,192  ConocoPhillips                                       4,778,574
       26,260  CONSOL Energy, Inc.                                    958,490
       52,667  Exxon Mobil Corp.                                    4,720,017
       58,592  Hess Corp.                                           4,757,670
      129,917  Marathon Oil Corp.                                   4,580,873
       70,453  Marathon Petroleum Corp.                             5,048,662
       75,124  Murphy Oil Corp.                                     4,531,480
       48,445  Occidental Petroleum Corp.                           4,654,596
       78,373  Phillips 66                                          5,049,572
      127,648  QEP Resources, Inc.                                  4,220,043
       25,815  Spectra Energy Corp.                                   918,240
      132,694  Valero Energy Corp.                                  5,463,012
      183,519  WPX Energy, Inc. (a)                                 4,063,111
                                                                -------------
                                                                   67,570,518
                                                                -------------
               PAPER & FOREST PRODUCTS -- 0.3%
       39,448  International Paper Co.                              1,759,775
                                                                -------------
               PHARMACEUTICALS -- 0.8%
        9,769  Allergan, Inc.                                         885,169
       20,386  Johnson & Johnson                                    1,887,947
       61,557  Pfizer, Inc.                                         1,888,569
                                                                -------------
                                                                    4,661,685
                                                                -------------
               ROAD & RAIL -- 1.7%
      102,989  CSX Corp.                                            2,683,893
       34,272  Norfolk Southern Corp.                               2,948,078
       59,206  Ryder System, Inc.                                   3,897,531
                                                                -------------
                                                                    9,529,502
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.3%
       23,779  Altera Corp.                                     $     798,974
       18,781  Analog Devices, Inc.                                   925,903
      112,696  First Solar, Inc. (a)                                5,665,228
      227,158  NVIDIA Corp.                                         3,448,259
       43,886  Texas Instruments, Inc.                              1,846,723
                                                                -------------
                                                                   12,685,087
                                                                -------------
               SOFTWARE -- 1.5%
      152,730  CA, Inc.                                             4,850,705
      106,112  Microsoft Corp.                                      3,751,059
                                                                -------------
                                                                    8,601,764
                                                                -------------
               SPECIALTY RETAIL -- 0.9%
      128,117  Abercrombie & Fitch Co., Class A                     4,801,825
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.2%
       61,450  People's United Financial, Inc.                        886,724
                                                                -------------
               TOTAL COMMON STOCKS -- 99.9%                       555,249,283
               (Cost $493,348,334)

               MONEY MARKET FUNDS -- 0.1%
      497,755  Morgan Stanley Institutional
                Liquidity
                 Fund - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      497,755
               (Cost $497,755)                                  -------------
               TOTAL INVESTMENTS -- 100.0%                        555,747,038
               (Cost $493,846,089) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                     4,684
                                                                -------------
               NET ASSETS -- 100.0%                             $ 555,751,722
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,717,012 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,816,063.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $555,249,283           $    --         $    --
Money Market Funds               497,755                --              --
                          -----------------------------------------------------
Total Investments           $555,747,038           $    --         $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 100.1%
               AEROSPACE & DEFENSE -- 3.0%
       15,238  Boeing (The) Co.                                 $   1,988,559
        8,622  Honeywell International, Inc.                          747,786
       14,037  Lockheed Martin Corp.                                1,871,693
        4,728  Precision Castparts Corp.                            1,198,312
                                                                -------------
                                                                    5,806,350
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 1.3%
       12,024  C.H. Robinson Worldwide, Inc.                          718,314
       24,379  Expeditors International of
                  Washington, Inc.                                  1,104,125
        7,840  United Parcel Service, Inc., Class B                   770,201
                                                                -------------
                                                                    2,592,640
                                                                -------------
               AIRLINES -- 1.9%
       75,893  Delta Air Lines, Inc.                                2,002,057
       98,372  Southwest Airlines Co.                               1,693,966
                                                                -------------
                                                                    3,696,023
                                                                -------------
               AUTO COMPONENTS -- 1.7%
       14,127  BorgWarner, Inc.                                     1,456,917
       30,644  Delphi Automotive PLC                                1,752,837
                                                                -------------
                                                                    3,209,754
                                                                -------------
               AUTOMOBILES -- 1.5%
       49,775  General Motors Co. (a)                               1,839,186
       16,725  Harley-Davidson, Inc.                                1,071,069
                                                                -------------
                                                                    2,910,255
                                                                -------------
               BEVERAGES -- 1.4%
       26,718  Coca-Cola Enterprises, Inc.                          1,114,942
       24,953  Constellation Brands, Inc., Class A (a)              1,629,431
                                                                -------------
                                                                    2,744,373
                                                                -------------
               BIOTECHNOLOGY -- 4.7%
        9,250  Alexion Pharmaceuticals, Inc. (a)                    1,137,287
        9,596  Amgen, Inc.                                          1,113,136
        5,950  Biogen Idec, Inc. (a)                                1,452,931
       11,630  Celgene Corp. (a)                                    1,726,939
       28,490  Gilead Sciences, Inc. (a)                            2,022,505
        5,724  Regeneron Pharmaceuticals, Inc. (a)                  1,646,222
                                                                -------------
                                                                    9,099,020
                                                                -------------
               BUILDING PRODUCTS -- 0.7%
       67,305  Masco Corp.                                          1,422,155
                                                                -------------
               CAPITAL MARKETS -- 1.8%
       19,659  Ameriprise Financial, Inc.                           1,976,516
        2,645  BlackRock, Inc.                                        795,642
        6,886  Franklin Resources, Inc.                               370,880
       10,913  Invesco Ltd.                                           368,314
                                                                -------------
                                                                    3,511,352
                                                                -------------
               CHEMICALS -- 5.6%
       10,128  Airgas, Inc.                                         1,104,661
        1,649  CF Industries Holdings, Inc.                           355,524


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CHEMICALS (CONTINUED)
       12,229  E.I. du Pont de Nemours & Co.                    $     748,415
       22,986  Eastman Chemical Co.                                 1,811,067
       18,126  Ecolab, Inc.                                         1,921,356
       19,972  FMC Corp.                                            1,453,163
        8,701  International Flavors & Fragrances,
                  Inc.                                                719,138
       10,716  PPG Industries, Inc.                                 1,956,527
        3,931  Sherwin-Williams (The) Co.                             739,028
                                                                -------------
                                                                   10,808,879
                                                                -------------
               COMMERCIAL BANKS -- 0.2%
       42,144  Huntington Bancshares, Inc.                            370,867
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.1%
       27,975  Cintas Corp.                                         1,504,216
        6,203  Stericycle, Inc. (a)                                   720,788
                                                                -------------
                                                                    2,225,004
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 0.3%
       23,664  JDS Uniphase Corp. (a)                                 309,762
        5,167  QUALCOMM, Inc.                                         358,951
                                                                -------------
                                                                      668,713
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.5%
        1,503  Apple, Inc.                                            785,092
       13,621  EMC Corp.                                              327,857
       25,207  NetApp, Inc.                                           978,284
       16,372  Seagate Technology PLC                                 796,989
                                                                -------------
                                                                    2,888,222
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 0.4%
       26,034  Quanta Services, Inc. (a)                              786,487
                                                                -------------
               CONSUMER FINANCE -- 1.5%
        9,484  American Express Co.                                   775,791
       14,168  Discover Financial Services                            735,036
       57,525  SLM Corp.                                            1,459,409
                                                                -------------
                                                                    2,970,236
                                                                -------------
               CONTAINERS & PACKAGING -- 1.2%
        7,758  Ball Corp.                                             379,289
       65,847  Sealed Air Corp.                                     1,987,262
                                                                -------------
                                                                    2,366,551
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 1.7%
       51,896  Bank of America Corp.                                  724,468
       10,918  McGraw Hill Financial Inc.                             760,766
       25,456  Moody's Corp.                                        1,798,721
                                                                -------------
                                                                    3,283,955
                                                                -------------
               ELECTRICAL EQUIPMENT -- 2.6%
       15,561  AMETEK, Inc.                                           744,283
       20,806  Eaton Corp. PLC                                      1,468,071
       16,601  Emerson Electric Co.                                 1,111,769

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
       13,396  Rockwell Automation, Inc.                        $   1,479,053
        2,620  Roper Industries, Inc.                                 332,242
                                                                -------------
                                                                    5,135,418
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 1.8%
        4,502  Amphenol Corp., Class A                                361,466
       46,478  Molex, Inc.                                          1,794,051
       27,662  TE Connectivity Ltd.                                 1,424,316
                                                                -------------
                                                                    3,579,833
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 1.6%
        6,280  FMC Technologies, Inc. (a)                             317,454
       29,749  Halliburton Co.                                      1,577,589
       12,155  Schlumberger Ltd.                                    1,139,167
                                                                -------------
                                                                    3,034,210
                                                                -------------
               FOOD & STAPLES RETAILING -- 1.6%
        9,329  Costco Wholesale Corp.                               1,100,822
       30,605  Whole Foods Market, Inc.                             1,932,094
                                                                -------------
                                                                    3,032,916
                                                                -------------
               FOOD PRODUCTS -- 0.2%
        3,762  Hershey (The) Co.                                      373,341
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
      122,002  Boston Scientific Corp. (a)                          1,426,203
        3,022  C. R. Bard, Inc.                                       411,657
        9,584  Varian Medical Systems, Inc. (a)                       695,607
                                                                -------------
                                                                    2,533,467
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 0.7%
        6,121  DaVita HealthCare Partners, Inc. (a)                   344,062
       17,387  Express Scripts Holding Co. (a)                      1,087,035
                                                                -------------
                                                                    1,431,097
                                                                -------------
               HEALTH CARE TECHNOLOGY -- 0.6%
       20,440  Cerner Corp. (a)                                     1,145,253
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 3.0%
        3,341  Chipotle Mexican Grill, Inc. (a)                     1,760,607
        8,277  Marriott International, Inc., Class A                  373,127
       23,259  Starbucks Corp.                                      1,885,142
        5,713  Wyndham Worldwide Corp.                                379,343
        9,066  Wynn Resorts Ltd.                                    1,507,223
                                                                -------------
                                                                    5,905,442
                                                                -------------
               HOUSEHOLD DURABLES -- 0.6%
       39,064  Newell Rubbermaid, Inc.                              1,157,466
                                                                -------------
               INSURANCE -- 2.3%
       19,244  Aon PLC                                              1,522,008


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               INSURANCE (CONTINUED)
       24,665  Marsh & McLennan Cos., Inc.                      $   1,129,657
       22,957  Prudential Financial, Inc.                           1,868,470
                                                                -------------
                                                                    4,520,135
                                                                -------------
               INTERNET & CATALOG RETAIL -- 3.8%
        4,579  Amazon.com, Inc. (a)                                 1,666,893
        5,788  Netflix, Inc. (a)                                    1,866,514
        1,774  priceline.com, Inc. (a)                              1,869,495
       23,609  TripAdvisor, Inc. (a)                                1,952,700
                                                                -------------
                                                                    7,355,602
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 1.9%
       34,631  Akamai Technologies, Inc. (a)                        1,549,391
        6,241  eBay, Inc. (a)                                         328,963
          398  Google, Inc., Class A (a)                              410,171
        6,842  VeriSign, Inc. (a)                                     371,384
       32,397  Yahoo!, Inc. (a)                                     1,066,833
                                                                -------------
                                                                    3,726,742
                                                                -------------
               IT SERVICES -- 4.2%
        9,895  Automatic Data Processing, Inc.                        741,828
       13,084  Cognizant Technology Solutions
                  Corp., Class A (a)                                1,137,392
       23,131  Fidelity National Information
                  Services, Inc.                                    1,127,636
       10,629  Fiserv, Inc. (a)                                     1,113,175
        2,128  MasterCard, Inc., Class A                            1,525,989
       17,619  Paychex, Inc.                                          744,579
       36,516  Total System Services, Inc.                          1,089,272
        3,747  Visa, Inc., Class A                                    736,923
                                                                -------------
                                                                    8,216,794
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 1.9%
       20,963  Agilent Technologies, Inc.                           1,064,082
        4,652  Life Technologies Corp. (a)                            350,342
       28,458  PerkinElmer, Inc.                                    1,082,542
       11,655  Thermo Fisher Scientific, Inc.                       1,139,626
                                                                -------------
                                                                    3,636,592
                                                                -------------
               MACHINERY -- 5.5%
        8,084  Cummins, Inc.                                        1,026,830
       15,945  Dover Corp.                                          1,463,592
       22,955  Flowserve Corp.                                      1,594,684
        9,390  Illinois Tool Works, Inc.                              739,838
       22,053  Ingersoll-Rand PLC                                   1,489,239
       12,864  PACCAR, Inc.                                           715,238
        4,520  Pall Corp.                                             363,950
       27,570  Pentair Ltd.                                         1,849,671
       14,398  Snap-on, Inc.                                        1,498,400
                                                                -------------
                                                                   10,741,442
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 6.3%
       25,966  CBS Corp., Class B                               $   1,535,629
       23,795  Comcast Corp., Class A                               1,132,166
        5,828  DIRECTV (a)                                            364,192
        8,483  Discovery Communications, Inc.,
                  Class A (a)                                         754,308
       66,832  Gannett Co., Inc.                                    1,849,241
      104,214  Interpublic Group of Cos. (The),
                  Inc.                                              1,750,795
       11,290  Omnicom Group, Inc.                                    768,962
       13,752  Scripps Networks Interactive, Class A                1,107,036
        6,420  Time Warner Cable, Inc.                                771,363
       16,325  Time Warner, Inc.                                    1,122,181
       12,851  Viacom, Inc., Class B                                1,070,360
                                                                -------------
                                                                   12,226,233
                                                                -------------
               METALS & MINING -- 0.4%
       14,611  Nucor Corp.                                            756,411
                                                                -------------
               MULTILINE RETAIL -- 2.4%
       19,024  Dollar General Corp. (a)                             1,099,207
       25,057  Dollar Tree, Inc. (a)                                1,463,329
       24,859  Family Dollar Stores, Inc.                           1,712,288
        6,192  Nordstrom, Inc.                                        374,430
                                                                -------------
                                                                    4,649,254
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 3.8%
       28,784  Cabot Oil & Gas Corp.                                1,016,651
       10,578  EOG Resources, Inc.                                  1,887,115
       16,145  EQT Corp.                                            1,382,173
       16,032  Noble Energy, Inc.                                   1,201,278
        9,484  Pioneer Natural Resources Co.                        1,942,134
                                                                -------------
                                                                    7,429,351
                                                                -------------
               PERSONAL PRODUCTS -- 0.2%
        4,979  Estee Lauder (The) Cos., Inc., Class A                 353,310
                                                                -------------
               PHARMACEUTICALS -- 1.9%
       12,433  Actavis, PLC. (a)                                    1,921,893
       46,903  Mylan, Inc. (a)                                      1,776,217
                                                                -------------
                                                                    3,698,110
                                                                -------------
               PROFESSIONAL SERVICES -- 1.5%
        6,894  Dun & Bradstreet (The) Corp.                           749,998
        5,819  Equifax, Inc.                                          376,315
        9,553  Nielsen Holdings N.V.                                  376,770
       36,695  Robert Half International, Inc.                      1,413,859
                                                                -------------
                                                                    2,916,942
                                                                -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT
                  -- 0.2%
       15,051  CBRE Group, Inc., Class A (a)                          349,635
                                                                -------------
               ROAD & RAIL -- 0.4%
        3,186  Kansas City Southern                                   387,163


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               ROAD & RAIL (CONTINUED)
        2,240  Union Pacific Corp.                              $     339,136
                                                                -------------
                                                                      726,299
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.6%
       61,242  Applied Materials, Inc.                              1,093,169
        5,723  KLA-Tencor Corp.                                       375,429
       34,973  Lam Research Corp. (a)                               1,896,586
       91,581  LSI Corp.                                              776,607
       17,775  Microchip Technology, Inc.                             763,614
       81,988  Micron Technology, Inc. (a)                          1,449,548
       15,281  Xilinx, Inc.                                           694,063
                                                                -------------
                                                                    7,049,016
                                                                -------------
               SOFTWARE -- 1.8%
       13,791  Adobe Systems, Inc. (a)                                747,472
        8,458  Autodesk, Inc. (a)                                     337,559
        4,931  Citrix Systems, Inc. (a)                               279,982
       27,591  Salesforce.com, Inc. (a)                             1,472,256
       28,932  Symantec Corp.                                         657,914
                                                                -------------
                                                                    3,495,183
                                                                -------------
               SPECIALTY RETAIL -- 8.6%
       34,319  AutoNation, Inc. (a)                                 1,655,206
          823  AutoZone, Inc. (a)                                     357,750
       18,513  Bed Bath & Beyond, Inc. (a)                          1,431,425
       36,939  CarMax, Inc. (a)                                     1,735,764
       17,779  Gap (The), Inc.                                        657,645
        9,439  Home Depot (The), Inc.                                 735,204
       29,302  L Brands, Inc.                                       1,834,598
       37,603  Lowe's Cos., Inc.                                    1,871,877
       11,225  O'Reilly Automotive, Inc. (a)                        1,389,767
       18,782  PetSmart, Inc.                                       1,366,578
       19,676  Ross Stores, Inc.                                    1,521,939
        9,349  Tiffany & Co.                                          740,160
       25,397  TJX (The) Cos., Inc.                                 1,543,884
                                                                -------------
                                                                   16,841,797
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
       12,322  Fossil Group, Inc. (a)                               1,564,155
       19,716  NIKE, Inc., Class B                                  1,493,684
        9,053  PVH Corp.                                            1,127,732
        5,394  VF Corp.                                             1,159,710
                                                                -------------
                                                                    5,345,281
                                                                -------------
               TOBACCO -- 0.2%
        7,774  Lorillard, Inc.                                        396,552
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS -- 0.8%
        6,930  Fastenal Co.                                           345,114
        4,107  W.W. Grainger, Inc.                                  1,104,660
                                                                -------------
                                                                    1,449,774
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
        4,766  Crown Castle International Corp. (a)             $     362,311
                                                                -------------
               TOTAL COMMON STOCKS -- 100.1%                      194,932,045
               (Cost $166,558,792)

               MONEY MARKET FUNDS -- 0.0%
       62,976  Morgan Stanley Institutional
                Liquidity Fund - Treasury Portfolio
                - Institutional Class - 0.03% (b)                      62,976
               (Cost $62,976)                                   -------------

               TOTAL INVESTMENTS -- 100.1%                        194,995,021
               (Cost $166,621,768) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (148,254)
                                                                -------------
               NET ASSETS -- 100.0%                             $ 194,846,767
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,898,022 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $524,769.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $194,932,045           $    --         $    --
Money Market Funds                62,976                --              --
                          -----------------------------------------------------
Total Investments           $194,995,021           $    --         $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 3.2%
        4,560  AAR Corp.                                        $     133,517
        2,278  Alliant Techsystems, Inc.                              248,006
          406  American Science & Engineering, Inc.                    26,707
        1,393  Cubic Corp.                                             73,132
        1,592  Curtiss-Wright Corp.                                    79,250
        3,579  Esterline Technologies Corp. (a)                       286,893
       14,145  Exelis, Inc.                                           233,251
          824  Huntington Ingalls Industries, Inc.                     58,957
        4,396  L-3 Communications Holdings, Inc.                      441,578
        1,275  Moog, Inc., Class A (a)                                 76,156
        1,770  National Presto Industries, Inc.                       124,873
        3,402  Northrop Grumman Corp.                                 365,749
        4,708  Orbital Sciences Corp. (a)                             108,614
        3,154  Raytheon Co.                                           259,795
        1,194  Rockwell Collins, Inc.                                  83,377
          587  Teledyne Technologies, Inc. (a)                         52,137
        8,803  Textron, Inc.                                          253,438
        4,072  Triumph Group, Inc.                                    291,759
                                                                -------------
                                                                    3,197,189
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 0.5%
        2,703  Atlas Air Worldwide Holdings, Inc. (a)                 100,092
        2,840  FedEx Corp.                                            372,040
        1,236  Forward Air Corp.                                       50,033
                                                                -------------
                                                                      522,165
                                                                -------------
               AIRLINES -- 0.4%
       42,933  JetBlue Airways Corp. (a)                              304,395
        8,584  SkyWest, Inc.                                          129,103
                                                                -------------
                                                                      433,498
                                                                -------------
               AUTO COMPONENTS -- 0.3%
        1,952  Johnson Controls, Inc.                                  90,085
        3,100  Standard Motor Products, Inc.                          112,096
        6,990  Superior Industries International,
                  Inc.                                                131,062
                                                                -------------
                                                                      333,243
                                                                -------------
               AUTOMOBILES -- 0.2%
        9,605  Ford Motor Co.                                         164,342
                                                                -------------
               BEVERAGES -- 0.3%
        6,464  Molson Coors Brewing Co., Class B                      349,056
                                                                -------------
               BIOTECHNOLOGY -- 0.1%
        2,617  Emergent Biosolutions, Inc. (a)                         51,110
                                                                -------------
               BUILDING PRODUCTS -- 0.2%
        5,244  Gibraltar Industries, Inc. (a)                          83,957
        5,964  Griffon Corp.                                           74,729
          751  Simpson Manufacturing Co., Inc.                         26,623
        1,184  Universal Forest Products, Inc.                         62,657
                                                                -------------
                                                                      247,966
                                                                -------------
               CAPITAL MARKETS -- 1.6%
       27,265  Apollo Investment Corp.                                232,571
        5,367  Bank of New York Mellon (The) Corp.                    170,671


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        9,981  Calamos Asset Management, Inc., Class A          $      98,013
        4,091  Federated Investors, Inc., Class B                     110,948
        1,536  Goldman Sachs Group (The), Inc.                        247,081
        4,757  Investment Technology Group,
                  Inc. (a)                                             76,207
       26,112  Janus Capital Group, Inc.                              257,725
        3,635  Piper Jaffray Cos., Inc. (a)                           130,460
       11,148  Prospect Capital Corp.                                 126,418
        1,333  Raymond James Financial, Inc.                           60,852
        1,232  State Street Corp.                                      86,326
          593  Stifel Financial Corp. (a)                              24,283
                                                                -------------
                                                                    1,621,555
                                                                -------------
               CHEMICALS -- 2.7%
        3,385  A. Schulman, Inc.                                      112,111
          760  Air Products & Chemicals, Inc.                          82,848
        1,765  Albemarle Corp.                                        116,825
        5,203  Cabot Corp.                                            242,512
        6,329  Dow Chemical (The) Co.                                 249,806
        1,982  Hawkins, Inc.                                           71,372
        1,417  Innophos Holdings, Inc.                                 71,020
       18,236  Intrepid Potash, Inc.                                  270,805
        1,169  Koppers Holdings, Inc.                                  52,032
          729  LSB Industries, Inc. (a)                                26,769
        4,425  LyondellBasell Industries N.V.,
                  Class A                                             330,105
        2,250  Minerals Technologies, Inc.                            127,417
       12,394  Olin Corp.                                             278,989
          674  Praxair, Inc.                                           84,055
        3,480  Sensient Technologies Corp.                            181,412
          950  Sigma-Aldrich Corp.                                     82,108
        1,727  Stepan Co.                                             101,668
        3,835  Tredegar Corp.                                         112,059
        4,599  Zep, Inc.                                               91,474
                                                                -------------
                                                                    2,685,387
                                                                -------------
               COMMERCIAL BANKS -- 4.7%
       10,759  Associated Banc-Corp.                                  174,941
        2,786  BancorpSouth, Inc.                                      61,571
        1,306  Banner Corp.                                            49,968
        4,801  BB&T Corp.                                             163,090
          566  City Holding Co.                                        25,753
          990  Columbia Banking System, Inc.                           25,433
        4,122  Comerica, Inc.                                         178,483
        1,268  Commerce Bancshares, Inc.                               58,341
          717  Community Bank System, Inc.                             26,034
          787  Cullen/Frost Bankers, Inc.                              55,712
        1,739  East West Bancorp, Inc.                                 58,587
       13,473  Fifth Third Bancorp                                    256,391
        4,930  First Financial Bancorp                                 76,514
        5,055  First Horizon National Corp.                            53,836
       16,071  First Niagara Financial Group, Inc.                    177,263
        2,559  FirstMerit Corp.                                        57,475

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
        9,512  Fulton Financial Corp.                           $     116,141
        5,311  Hancock Holding Co.                                    174,095
        4,513  Hanmi Financial Corp.                                   78,887
          685  Independent Bank Corp.                                  24,578
        7,705  International Bancshares Corp.                         176,059
       14,213  KeyCorp                                                178,089
        1,448  M&T Bank Corp.                                         162,943
        2,648  MB Financial, Inc.                                      78,646
        1,064  NBT Bancorp, Inc.                                       25,930
        3,511  Old National Bancorp                                    51,050
        4,473  PNC Financial Services Group, Inc.                     328,900
          898  Prosperity Bancshares, Inc.                             56,080
       26,247  Regions Financial Corp.                                252,759
        2,058  S&T Bancorp, Inc.                                       50,462
          787  Simmons First National Corp., Class A                   25,766
        9,996  SunTrust Banks, Inc.                                   336,265
        5,959  Susquehanna Bancshares, Inc.                            70,227
        7,781  TCF Financial Corp.                                    118,116
          529  Tompkins Financial Corp.                                26,090
        4,340  Trustmark Corp.                                        117,874
          450  UMB Financial Corp.                                     26,514
        1,508  Umpqua Holdings Corp.                                   24,686
          844  United Bankshares, Inc.                                 24,965
        8,309  United Community Banks, Inc. (a)                       129,537
       11,166  Valley National Bancorp                                108,868
        6,528  Webster Financial Corp.                                182,066
        5,882  Wells Fargo & Co.                                      251,103
        2,428  Wintrust Financial Corp.                               105,642
                                                                -------------
                                                                    4,801,730
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.4%
        2,809  ABM Industries, Inc.                                    77,276
        7,970  ADT (The) Corp.                                        345,659
        1,779  Consolidated Graphics, Inc. (a)                        114,016
        4,000  Deluxe Corp.                                           188,360
          405  G&K Services, Inc., Class A                             25,272
        7,286  Republic Services, Inc.                                243,862
          955  UniFirst Corp.                                          98,193
        1,719  United Stationers, Inc.                                 76,392
        2,997  Viad Corp.                                              80,020
        3,929  Waste Management, Inc.                                 171,069
                                                                -------------
                                                                    1,420,119
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 1.1%
        1,402  Bel Fuse, Inc., Class B                                 29,498
        4,068  Black Box Corp.                                        101,863
       17,740  Cisco Systems, Inc.                                    399,150
        4,100  Comtech Telecommunications Corp.                       123,082
        4,981  Digi International, Inc. (a)                            50,208
        2,732  Harris Corp.                                           169,275
        1,364  Motorola Solutions, Inc.                                85,277


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT (CONTINUED)
        3,974  Oplink Communications, Inc. (a)                  $      72,526
        2,413  Plantronics, Inc.                                      103,614
                                                                -------------
                                                                    1,134,493
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.2%
        8,665  Lexmark International, Inc., Class A                   308,041
       11,393  QLogic Corp. (a)                                       140,704
        4,084  SanDisk Corp.                                          283,838
        1,806  Super Micro Computer, Inc. (a)                          25,139
        6,553  Western Digital Corp.                                  456,285
                                                                -------------
                                                                    1,214,007
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 0.8%
        3,151  Aegion Corp. (a)                                        64,595
        1,455  Comfort Systems USA, Inc.                               27,107
        2,672  Dycom Industries, Inc. (a)                              79,225
        1,274  EMCOR Group, Inc.                                       47,214
        3,631  Granite Construction, Inc.                             117,463
        2,785  Jacobs Engineering Group, Inc. (a)                     169,384
        2,349  Orion Marine Group, Inc. (a)                            29,363
        5,320  URS Corp.                                              288,450
                                                                -------------
                                                                      822,801
                                                                -------------
               CONSUMER FINANCE -- 0.6%
        3,536  Capital One Financial Corp.                            242,817
        2,753  Cash America International, Inc.                       108,606
        7,384  EZCORP, Inc., Class A (a)                              116,150
        1,109  World Acceptance Corp. (a)                             115,469
                                                                -------------
                                                                      583,042
                                                                -------------
               CONTAINERS & PACKAGING -- 1.1%
        1,848  AptarGroup, Inc.                                       118,568
        1,862  Avery Dennison Corp.                                    87,737
        4,154  Bemis Co., Inc.                                        165,745
        3,399  Greif, Inc., Class A                                   181,813
        2,111  MeadWestvaco Corp.                                      73,568
        2,823  Rock Tenn Co., Class A                                 302,089
        1,182  Silgan Holdings, Inc.                                   53,273
        2,853  Sonoco Products Co.                                    115,946
                                                                -------------
                                                                    1,098,739
                                                                -------------
               DISTRIBUTORS -- 0.2%
        1,002  Genuine Parts Co.                                       78,988
        9,098  VOXX International Corp. (a)                           141,110
                                                                -------------
                                                                      220,098
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES --  1.4%
       13,740  Apollo Group, Inc., Class A (a)                        366,721
        1,322  Capella Education Co. (a)                               80,536
       56,912  Corinthian Colleges, Inc. (a)                          121,792
        5,453  DeVry, Inc.                                            195,763
        3,039  H&R Block, Inc.                                         86,429

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        3,216  ITT Educational Services, Inc. (a)               $     129,026
        2,918  Matthews International Corp.,
                  Class A                                             118,471
       11,353  Regis Corp.                                            164,618
        2,402  Strayer Education, Inc.                                 94,951
        4,110  Universal Technical Institute, Inc.                     54,622
                                                                -------------
                                                                    1,412,929
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 1.2%
        3,340  Citigroup, Inc.                                        162,925
        1,303  Interactive Brokers Group, Inc.,
                  Class A                                              26,881
        6,269  JPMorgan Chase & Co.                                   323,104
       11,896  Leucadia National Corp.                                337,133
        7,574  NASDAQ OMX Group (The), Inc.                           268,347
        1,930  NYSE Euronext                                           84,958
                                                                -------------
                                                                    1,203,348
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 1.3%
        7,186  AT&T, Inc.                                             260,133
        1,913  Atlantic Tele-Network, Inc.                            106,019
       15,555  Cbeyond, Inc. (a)                                      100,174
       13,240  CenturyLink, Inc.                                      448,306
       77,712  Frontier Communications Corp.                          342,710
       10,127  Windstream Holdings, Inc.                               86,586
                                                                -------------
                                                                    1,343,928
                                                                -------------
               ELECTRIC UTILITIES -- 5.8%
        2,064  ALLETE, Inc.                                           104,294
        7,475  American Electric Power Co., Inc.                      350,129
        3,717  Cleco Corp.                                            172,246
        3,639  Duke Energy Corp.                                      261,025
        9,020  Edison International                                   442,250
        2,985  El Paso Electric Co.                                   104,982
        6,575  Entergy Corp.                                          425,534
       10,933  Exelon Corp.                                           312,028
        6,668  FirstEnergy Corp.                                      252,517
       12,880  Great Plains Energy, Inc.                              301,907
        6,640  Hawaiian Electric Industries, Inc.                     176,425
        5,908  IDACORP, Inc.                                          304,853
        2,021  NextEra Energy, Inc.                                   171,280
        5,892  Northeast Utilities                                    252,708
        9,412  NV Energy, Inc.                                        223,441
        3,079  OGE Energy Corp.                                       113,615
        5,920  Pinnacle West Capital Corp.                            331,698
        9,819  PNM Resources, Inc.                                    234,870
       10,667  PPL Corp.                                              326,730
        3,935  Southern (The) Co.                                     160,981
        2,682  UIL Holdings Corp.                                     103,311
        1,604  UNS Energy Corp.                                        79,366


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
        9,329  Westar Energy, Inc.                              $     294,890
       11,737  Xcel Energy, Inc.                                      338,730
                                                                -------------
                                                                    5,839,810
                                                                -------------
               ELECTRICAL EQUIPMENT -- 0.5%
        1,635  Brady Corp., Class A                                    47,726
        1,264  Encore Wire Corp.                                       62,606
          530  Hubbell, Inc., Class B                                  56,996
        3,974  II-VI, Inc. (a)                                         67,796
          813  Powell Industries, Inc. (a)                             51,081
        3,271  Regal-Beloit Corp.                                     239,862
                                                                -------------
                                                                      526,067
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.0%
        5,892  Arrow Electronics, Inc. (a)                            282,934
        5,328  Avnet, Inc.                                            211,521
        4,356  Benchmark Electronics, Inc. (a)                         99,012
          811  Coherent, Inc.                                          53,680
       28,476  Corning, Inc.                                          486,655
        4,455  Daktronics, Inc.                                        53,282
        5,160  FLIR Systems, Inc.                                     146,957
        9,640  Ingram Micro, Inc., Class A (a)                        223,359
        6,588  Insight Enterprises, Inc. (a)                          138,809
       14,947  Jabil Circuit, Inc.                                    311,794
        1,781  Methode Electronics, Inc.                               45,558
          775  MTS Systems Corp.                                       50,623
          854  Park Electrochemical Corp.                              23,955
        2,010  Plexus Corp. (a)                                        76,943
        4,119  Rofin-Sinar Technologies, Inc. (a)                     108,124
        1,676  Rogers Corp. (a)                                       102,169
          707  ScanSource, Inc. (a)                                    27,191
        1,217  SYNNEX Corp. (a)                                        74,602
        5,729  Tech Data Corp. (a)                                    298,252
       22,183  Vishay Intertechnology, Inc. (a)                       272,185
                                                                -------------
                                                                    3,087,605
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 6.0%
        5,195  Atwood Oceanics, Inc. (a)                              276,010
        4,950  Baker Hughes, Inc.                                     287,546
        5,916  Basic Energy Services, Inc. (a)                         86,788
        1,370  Bristow Group, Inc.                                    110,244
        6,207  C&J Energy Services, Inc. (a)                          143,009
        2,776  Cameron International Corp. (a)                        152,291
        6,667  Diamond Offshore Drilling, Inc.                        412,887
        7,729  Ensco PLC, Class A                                     445,577
        3,669  Era Group, Inc. (a)                                    115,940
        3,617  Exterran Holdings, Inc. (a)                            103,265
        6,026  Helmerich & Payne, Inc.                                467,316
        4,703  ION Geophysical Corp. (a)                               21,822
        2,541  Matrix Service Co. (a)                                  52,827
       25,869  Nabors Industries Ltd.                                 452,190
        5,319  National Oilwell Varco, Inc.                           431,797
       11,000  Noble Corp.                                            414,700

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
        2,148  Oil States International, Inc. (a)               $     233,337
       13,374  Patterson-UTI Energy, Inc.                             324,453
       13,277  Pioneer Energy Services Corp. (a)                      111,527
       11,314  Rowan Cos. PLC, Class A (a)                            408,209
          551  SEACOR Holdings, Inc.                                   53,888
       11,419  Superior Energy Services, Inc. (a)                     306,372
        7,522  Tesco Corp. (a)                                        129,228
        1,952  TETRA Technologies, Inc. (a)                            25,318
        3,748  Tidewater, Inc.                                        225,705
        6,150  Unit Corp. (a)                                         316,172
                                                                -------------
                                                                    6,108,418
                                                                -------------
               FOOD & STAPLES RETAILING -- 1.8%
          713  Andersons (The), Inc.                                   52,890
          333  Casey's General Stores, Inc.                            24,269
        5,710  CVS Caremark Corp.                                     355,505
        3,388  Harris Teeter Supermarkets, Inc.                       167,096
        6,025  Kroger (The) Co.                                       258,111
        2,832  Nash Finch Co.                                          79,466
        7,598  Safeway, Inc.                                          265,170
        4,520  Spartan Stores, Inc.                                   106,356
        5,090  Sysco Corp.                                            164,611
        1,506  Walgreen Co.                                            89,215
        3,286  Wal-Mart Stores, Inc.                                  252,200
                                                                -------------
                                                                    1,814,889
                                                                -------------
               FOOD PRODUCTS -- 1.7%
        6,597  Archer-Daniels-Midland Co.                             269,817
        1,555  Cal-Maine Foods, Inc.                                   78,885
        1,990  Campbell Soup Co.                                       84,714
        5,340  ConAgra Foods, Inc.                                    169,865
        1,691  General Mills, Inc.                                     85,260
        1,923  Hormel Foods Corp.                                      83,574
          618  J & J Snack Foods Corp.                                 52,882
          771  J.M. Smucker (The) Co.                                  85,743
          710  Lancaster Colony Corp.                                  58,923
        2,752  Post Holdings, Inc. (a)                                118,198
        1,528  Sanderson Farms, Inc.                                   96,585
        4,142  Seneca Foods Corp., Class A (a)                        121,444
          848  Snyder's-Lance, Inc.                                    25,432
          366  TreeHouse Foods, Inc. (a)                               26,813
       14,691  Tyson Foods, Inc., Class A                             406,500
                                                                -------------
                                                                    1,764,635
                                                                -------------
               GAS UTILITIES -- 1.5%
        5,280  AGL Resources, Inc.                                    252,701
        5,217  Atmos Energy Corp.                                     230,957
        1,662  Laclede Group (The), Inc.                               78,230
        1,616  National Fuel Gas Co.                                  115,625
        1,698  New Jersey Resources Corp.                              78,159
        2,375  Northwest Natural Gas Co.                              103,146


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               GAS UTILITIES (CONTINUED)
        2,274  Piedmont Natural Gas Co., Inc.                   $      77,634
        4,940  Questar Corp.                                          116,880
        1,994  Southwest Gas Corp.                                    108,195
        4,259  UGI Corp.                                              176,195
        3,902  WGL Holdings, Inc.                                     175,629
                                                                -------------
                                                                    1,513,351
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
       12,518  Abbott Laboratories                                    457,533
        1,620  Becton, Dickinson & Co.                                170,311
        6,587  CareFusion Corp. (a)                                   255,378
        1,467  CONMED Corp.                                            53,208
        3,988  Covidien PLC                                           255,671
       10,683  CryoLife, Inc.                                          96,040
        3,733  DENTSPLY International, Inc.                           175,824
        4,651  Hill-Rom Holdings, Inc.                                192,040
          608  Integra LifeSciences Holdings (a)                       27,834
        4,564  Medtronic, Inc.                                        261,974
        1,034  Meridian Bioscience, Inc.                               25,560
        6,165  Merit Medical Systems, Inc. (a)                         98,578
        3,879  STERIS Corp.                                           175,292
        1,199  Stryker Corp.                                           88,558
        1,028  SurModics, Inc. (a)                                     24,240
       12,219  Symmetry Medical, Inc. (a)                              98,974
          675  Teleflex, Inc.                                          62,222
        2,959  Zimmer Holdings, Inc.                                  258,824
                                                                -------------
                                                                    2,778,061
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.8%
        3,796  Aetna, Inc.                                            238,009
        6,415  Almost Family, Inc.                                    123,360
        1,256  AmSurg Corp. (a)                                        53,870
        1,046  Chemed Corp.                                            70,940
        1,054  Cigna Corp.                                             81,137
        5,355  Community Health Systems, Inc.                         233,639
        4,340  Health Management Associates, Inc.,
                  Class A (a)                                          55,639
        1,752  Health Net, Inc. (a)                                    53,261
        4,452  Humana, Inc.                                           410,252
          479  IPC Hospitalist (The) Co. (a)                           26,244
        7,424  Kindred Healthcare, Inc.                               103,045
        2,452  Laboratory Corp. of America
                  Holdings (a)                                        247,407
        5,313  LHC Group, Inc. (a)                                    109,448
        6,132  LifePoint Hospitals, Inc. (a)                          316,656
        2,079  Magellan Health Services, Inc. (a)                     122,037
        2,101  Molina Healthcare, Inc. (a)                             66,476
        1,001  Omnicare, Inc.                                          55,205
        3,212  Owens & Minor, Inc.                                    120,193
        2,015  Patterson Cos., Inc.                                    85,658

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
        9,392  PharMerica Corp. (a)                             $     138,626
        2,622  Quest Diagnostics, Inc.                                157,084
        4,525  UnitedHealth Group, Inc.                               308,877
        2,222  Universal Health Services, Inc.,
                  Class B                                             179,004
        1,593  WellCare Health Plans, Inc. (a)                        106,221
        4,969  WellPoint, Inc.                                        421,371
                                                                -------------
                                                                    3,883,659
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 2.3%
          302  Biglari Holdings, Inc. (a)                             131,678
        2,604  BJ's Restaurants, Inc. (a)                              70,464
        2,741  Brinker International, Inc.                            121,755
       12,729  Carnival Corp.                                         441,060
        1,087  CEC Entertainment, Inc.                                 50,382
        2,528  Cheesecake Factory (The), Inc.                         119,448
          237  Cracker Barrel Old Country Store,
                  Inc.                                                 26,039
        7,001  Darden Restaurants, Inc.                               360,762
          723  DineEquity, Inc.                                        59,337
        8,559  International Game Technology                          160,909
        5,160  International Speedway Corp., Class A                  168,784
        1,246  Jack in the Box, Inc. (a)                               50,687
        4,317  Life Time Fitness, Inc. (a)                            196,078
        6,862  Marcus (The) Corp.                                      98,538
          556  Marriott Vacations Worldwide
                  Corp. (a)                                            27,845
          842  McDonald's Corp.                                        81,270
        5,253  Monarch Casino & Resort, Inc. (a)                       88,828
          701  Red Robin Gourmet Burgers, Inc. (a)                     53,402
                                                                -------------
                                                                    2,307,266
                                                                -------------
               HOUSEHOLD DURABLES -- 0.8%
        3,605  Blyth, Inc.                                             49,785
        5,378  Garmin Ltd.                                            251,422
        2,820  Helen of Troy Ltd. (a)                                 131,750
           60  NVR, Inc. (a)                                           55,039
       15,757  Standard Pacific Corp. (a)                             124,953
        1,384  Universal Electronics, Inc. (a)                         53,852
        1,106  Whirlpool Corp.                                        161,487
                                                                -------------
                                                                      828,288
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.5%
       14,556  Central Garden & Pet Co., Class A (a)                  107,132
          925  Church & Dwight Co., Inc.                               60,264
        1,828  Energizer Holdings, Inc.                               179,345
          860  Kimberly-Clark Corp.                                    92,880
        1,072  Procter & Gamble (The) Co.                              86,564
                                                                -------------
                                                                      526,185
                                                                -------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS -- 0.3%
       11,857  NRG Energy, Inc.                                       338,280
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
        1,357  3M Co.                                           $     170,778
        2,337  Danaher Corp.                                          168,474
        6,782  General Electric Co.                                   177,282
                                                                -------------
                                                                      516,534
                                                                -------------
               INSURANCE -- 7.0%
        3,464  ACE Ltd.                                               330,604
        2,614  Aflac, Inc.                                            169,858
          407  Alleghany Corp. (a)                                    165,006
        4,808  Allstate (The) Corp.                                   255,112
        4,110  American Financial Group, Inc.                         231,229
        6,664  American International Group, Inc.                     344,196
          689  AMERISAFE, Inc.                                         26,526
        6,123  Aspen Insurance Holdings Ltd.                          238,858
        4,493  Assurant, Inc.                                         262,751
        3,461  Brown & Brown, Inc.                                    110,510
        2,723  Chubb (The) Corp.                                      250,734
        3,436  Cincinnati Financial Corp.                             171,800
        1,966  Everest Re Group, Ltd.                                 302,253
       10,749  Fidelity National Financial, Inc.,
                  Class A                                             302,584
        6,334  Genworth Financial, Inc., Class A (a)                   92,033
        1,004  Hanover Insurance Group, (The), Inc.                    58,774
        5,071  HCC Insurance Holdings, Inc.                           231,491
        3,513  Horace Mann Educators Corp.                             97,310
          772  Infinity Property & Casualty Corp.                      52,944
        4,960  Kemper Corp.                                           183,619
        5,788  Lincoln National Corp.                                 262,833
        1,150  Mercury General Corp.                                   53,544
        1,726  Navigators Group (The), Inc. (a)                        97,070
        3,607  Old Republic International Corp.                        60,562
        1,377  Primerica, Inc.                                         59,142
        1,892  Principal Financial Group, Inc.                         89,794
        2,766  ProAssurance Corp.                                     125,355
        5,950  Progressive (The) Corp.                                154,522
        3,917  Protective Life Corp.                                  180,495
        3,317  Reinsurance Group of America, Inc.                     236,104
          280  RLI Corp.                                               26,454
        1,882  Safety Insurance Group, Inc.                           102,927
        3,052  Selective Insurance Group, Inc.                         80,176
        3,029  StanCorp Financial Group, Inc.                         178,408
        3,896  Stewart Information Services Corp.                     122,023
        2,240  Torchmark Corp.                                        163,206
        3,823  Travelers (The) Cos., Inc.                             329,925
        1,636  United Fire Group, Inc.                                 51,861
       10,646  Unum Group                                             337,904
        3,888  W. R. Berkley Corp.                                    170,722
       10,515  XL Group PLC                                           321,444
                                                                -------------
                                                                    7,082,663
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 0.6%
        6,426  AOL, Inc.                                              232,878
       64,691  Monster Worldwide, Inc. (a)                            279,465

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES
                  (CONTINUED)
        6,248  United Online, Inc.                              $      53,983
                                                                -------------
                                                                      566,326
                                                                -------------
               IT SERVICES -- 2.6%
        1,100  Accenture PLC, Class A                                  80,850
        1,803  CACI International, Inc., Class A (a)                  129,780
        8,030  Computer Sciences Corp.                                395,558
       15,250  Convergys Corp.                                        301,035
        3,980  CSG Systems International, Inc.                        110,883
        2,947  DST Systems, Inc.                                      249,817
        2,175  Global Payments, Inc.                                  129,369
       13,000  Higher One Holdings, Inc. (a)                          103,350
          875  International Business Machines Corp.                  156,809
        6,282  Leidos Holdings, Inc.                                  295,819
        9,942  ManTech International Corp., Class A                   277,780
        6,959  Sykes Enterprises, Inc. (a)                            130,272
        2,981  TeleTech Holdings, Inc. (a)                             78,907
        8,683  Western Union Co.                                      147,785
                                                                -------------
                                                                    2,588,014
                                                                -------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.1%
        1,719  Hasbro, Inc.                                            88,786
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.3%
        1,418  Bio-Rad Laboratories, Inc., Class A
                  (a)                                                 175,151
          694  Techne Corp.                                            60,649
          763  Waters Corp. (a)                                        77,002
                                                                -------------
                                                                      312,802
                                                                -------------
               MACHINERY -- 3.1%
        4,732  AGCO Corp.                                             276,254
        1,386  Astec Industries, Inc.                                  46,861
        1,428  Barnes Group, Inc.                                      50,751
        2,915  Caterpillar, Inc.                                      242,994
        1,000  CLARCOR, Inc.                                           58,480
        1,802  Crane Co.                                              114,427
        2,986  Deere & Co.                                            244,374
        1,457  Donaldson Co., Inc.                                     57,712
          736  ESCO Technologies, Inc.                                 26,555
        9,684  Federal Signal Corp. (a)                               132,574
          983  John Bean Technologies Corp.                            26,718
        8,140  Joy Global, Inc.                                       461,945
        4,873  Kennametal, Inc.                                       224,158
        2,239  Mueller Industries, Inc.                               134,989
        4,537  Oshkosh Corp. (a)                                      215,916
        2,236  Parker Hannifin Corp.                                  260,986
        8,514  Titan International, Inc.                              123,453
        4,900  Trinity Industries, Inc.                               248,087
          434  Watts Water Technologies, Inc.,
                  Class A                                              25,077
        2,721  Woodward, Inc.                                         109,085


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               MACHINERY (CONTINUED)
        2,901  Xylem, Inc.                                      $     100,084
                                                                -------------
                                                                    3,181,480
                                                                -------------
               MARINE -- 0.2%
        1,284  Kirby Corp. (a)                                        113,621
        4,236  Matson, Inc.                                           114,753
                                                                -------------
                                                                      228,374
                                                                -------------
               MEDIA -- 1.4%
        2,717  E.W. Scripps (The) Co., Class A (a)                     53,851
       14,115  Harte-Hanks, Inc.                                      112,496
        2,330  John Wiley & Sons, Inc., Class A                       117,176
        3,500  Meredith Corp.                                         179,550
        8,839  New York Times (The) Co., Class A                      122,243
        5,045  News Corp., Class A (a)                                 88,792
        7,756  Scholastic Corp.                                       222,520
        9,901  Valassis Communications, Inc.                          270,891
        2,512  Walt Disney (The) Co.                                  172,298
          133  Washington Post (The) Co., Class B                      85,562
                                                                -------------
                                                                    1,425,379
                                                                -------------
               METALS & MINING -- 2.4%
       39,909  Alcoa, Inc.                                            369,956
        2,654  Allegheny Technologies, Inc.                            87,847
        2,288  AMCOL International Corp.                               73,399
        9,832  Commercial Metals Co.                                  180,516
          728  Compass Minerals International, Inc.                    54,214
       12,559  Freeport-McMoRan Copper & Gold,
                  Inc.                                                461,669
        1,650  Haynes International, Inc.                              88,935
        1,749  Kaiser Aluminum Corp.                                  117,970
        2,333  Materion Corp.                                          69,547
        1,795  Olympic Steel, Inc.                                     49,129
        3,033  Reliance Steel & Aluminum Co.                          222,289
        1,556  RTI International Metals, Inc. (a)                      52,748
        9,974  Steel Dynamics, Inc.                                   179,233
        6,792  Stillwater Mining Co. (a)                               74,101
       15,739  United States Steel Corp.                              391,744
                                                                -------------
                                                                    2,473,297
                                                                -------------
               MULTILINE RETAIL -- 1.5%
        5,991  Big Lots, Inc. (a)                                     217,833
        7,964  Fred's, Inc., Class A                                  129,017
        8,028  Kohl's Corp.                                           455,990
        7,489  Macy's, Inc.                                           345,318
        3,485  Saks, Inc. (a)                                          55,725
        5,065  Target Corp.                                           328,161
                                                                -------------
                                                                    1,532,044
                                                                -------------
               MULTI-UTILITIES -- 4.2%
        4,485  Alliant Energy Corp.                                   234,207
        3,777  Avista Corp.                                           104,963
        4,457  Black Hills Corp.                                      226,059

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
        3,380  CenterPoint Energy, Inc.                         $      83,148
        9,234  CMS Energy Corp.                                       253,566
        5,877  Consolidated Edison, Inc.                              342,159
        4,911  DTE Energy Co.                                         339,546
        5,798  Integrys Energy Group, Inc.                            340,227
        1,986  MDU Resources Group, Inc.                               59,143
        5,245  NiSource, Inc.                                         165,322
        1,665  NorthWestern Corp.                                      76,324
        7,919  PG&E Corp.                                             331,410
       12,616  Public Service Enterprise Group, Inc.                  422,636
        7,039  SCANA Corp.                                            328,228
        1,893  Sempra Energy                                          172,528
       19,592  TECO Energy, Inc.                                      336,395
        4,997  Vectren Corp.                                          174,495
        6,019  Wisconsin Energy Corp.                                 253,460
                                                                -------------
                                                                    4,243,816
                                                                -------------
               OFFICE ELECTRONICS -- 0.6%
       40,375  Xerox Corp.                                            401,327
        3,660  Zebra Technologies Corp., Class A (a)                  176,815
                                                                -------------
                                                                      578,142
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 7.9%
       37,284  Alpha Natural Resources, Inc. (a)                      260,988
        2,614  Anadarko Petroleum Corp.                               249,088
        4,880  Apache Corp.                                           433,344
          931  Approach Resources, Inc. (a)                            26,208
       13,517  Arch Coal, Inc.                                         57,312
        8,850  Bill Barrett Corp. (a)                                 244,880
        6,261  Chesapeake Energy Corp.                                175,058
        3,419  Chevron Corp.                                          410,143
        8,496  Cloud Peak Energy, Inc. (a)                            132,623
        6,267  Comstock Resources, Inc.                               107,228
        5,977  ConocoPhillips                                         438,114
        2,408  CONSOL Energy, Inc.                                     87,892
        2,182  Energen Corp.                                          170,894
        4,829  Exxon Mobil Corp.                                      432,775
        5,372  Hess Corp.                                             436,206
       11,911  Marathon Oil Corp.                                     419,982
        6,459  Marathon Petroleum Corp.                               462,852
        6,888  Murphy Oil Corp.                                       415,484
        4,442  Occidental Petroleum Corp.                             426,787
       14,994  Penn Virginia Corp. (a)                                127,599
        7,185  Phillips 66                                            462,930
       11,703  QEP Resources, Inc.                                    386,901
        4,080  Rosetta Resources, Inc. (a)                            244,555
        2,367  Spectra Energy Corp.                                    84,194
        3,843  Stone Energy Corp. (a)                                 133,967
       10,914  Swift Energy Co. (a)                                   149,740
       12,166  Valero Energy Corp.                                    500,874
        4,467  World Fuel Services Corp.                              170,416
       16,825  WPX Energy, Inc. (a)                                   372,506
                                                                -------------
                                                                    8,021,540
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS -- 0.6%
        1,565  Clearwater Paper Corp. (a)                       $      81,724
        3,600  Domtar Corp.                                           304,956
        3,617  International Paper Co.                                161,354
          571  KapStone Paper & Packaging Corp.                        29,669
        1,842  P.H. Glatfelter Co.                                     48,261
                                                                -------------
                                                                      625,964
                                                                -------------
               PHARMACEUTICALS -- 0.4%
          896  Allergan, Inc.                                          81,187
        1,869  Johnson & Johnson                                      173,088
        5,644  Pfizer, Inc.                                           173,158
                                                                -------------
                                                                      427,433
                                                                -------------
               PROFESSIONAL SERVICES -- 0.6%
        8,141  CDI Corp.                                              130,663
        1,283  Heidrick & Struggles International,
                  Inc.                                                 23,761
        6,402  Kelly Services, Inc., Class A                          133,546
        1,143  Korn/Ferry International (a)                            27,204
        8,062  Navigant Consulting, Inc. (a)                          139,876
        3,674  Resources Connection, Inc.                              46,880
          519  Towers Watson & Co., Class A                            59,586
        1,019  TrueBlue, Inc. (a)                                      25,169
                                                                -------------
                                                                      586,685
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.7%
          810  Agree Realty Corp.                                      25,572
        8,472  Capstead Mortgage Corp.                                100,224
       19,249  Cedar Realty Trust, Inc.                               109,912
        4,845  Cousins Properties, Inc.                                54,894
        1,023  EPR Properties                                          52,551
        2,083  Government Properties Income Trust                      50,929
        9,747  Inland Real Estate Corp.                               104,195
        4,439  Lexington Realty Trust                                  51,936
          644  LTC Properties, Inc.                                    25,406
        4,097  Medical Properties Trust, Inc.                          53,425
          998  Rayonier, Inc.                                          46,926
                                                                -------------
                                                                      675,970
                                                                -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT --
                  0.0%
        1,136  Forestar Group, Inc. (a)                                25,367
                                                                -------------
               ROAD & RAIL -- 1.6%
        2,913  Arkansas Best Corp.                                     79,729
        2,578  Con-way, Inc.                                          106,213
        9,442  CSX Corp.                                              246,058
        7,027  Heartland Express, Inc.                                100,908
        6,036  Knight Transportation, Inc.                            102,431
          992  Landstar System, Inc.                                   54,848
        3,142  Norfolk Southern Corp.                                 270,275
        5,428  Ryder System, Inc.                                     357,325
       12,256  Werner Enterprises, Inc.                               283,849
                                                                -------------
                                                                    1,601,636
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.5%
        2,180  Altera Corp.                                     $      73,248
        1,722  Analog Devices, Inc.                                    84,894
        3,760  ATMI, Inc. (a)                                         102,798
       13,388  Brooks Automation, Inc.                                129,060
        1,294  Cabot Microelectronics Corp. (a)                        52,912
        2,035  Diodes, Inc. (a)                                        49,288
        3,999  Fairchild Semiconductor
                  International, Inc. (a)                              50,667
       10,332  First Solar, Inc. (a)                                  519,390
       20,826  NVIDIA Corp.                                           316,139
        4,024  Texas Instruments, Inc.                                169,330
                                                                -------------
                                                                    1,547,726
                                                                -------------
               SOFTWARE -- 1.2%
       14,003  CA, Inc.                                               444,735
       12,539  Ebix, Inc.                                             142,694
        7,542  EPIQ Systems, Inc.                                     112,829
        9,729  Microsoft Corp.                                        343,920
        5,796  Rovi Corp. (a)                                          97,141
        2,947  Synopsys, Inc. (a)                                     107,418
                                                                -------------
                                                                    1,248,737
                                                                -------------
               SPECIALTY RETAIL -- 3.5%
       10,323  Aaron's, Inc.                                          292,864
       11,746  Abercrombie & Fitch Co., Class A                       440,240
        1,344  Advance Auto Parts, Inc.                               133,298
        6,201  Big 5 Sporting Goods Corp.                             117,261
          922  Buckle (The), Inc.                                      45,123
        4,455  Cato (The) Corp., Class A                              133,516
        1,292  Children's Place Retail Stores
                  (The), Inc. (a)                                      70,530
        3,728  CST Brands, Inc.                                       120,191
        4,009  Finish Line (The), Inc., Class A                       100,385
        1,901  Genesco, Inc. (a)                                      129,477
          642  Group 1 Automotive, Inc.                                41,088
        7,444  Guess?, Inc.                                           232,625
        2,268  Jos. A. Bank Clothiers, Inc. (a)                       108,819
        4,055  Kirkland's, Inc. (a)                                    71,976
        2,005  MarineMax, Inc. (a)                                     29,534
        3,660  Men's Wearhouse (The), Inc.                            154,818
        5,502  Murphy USA, Inc. (a)                                   223,271
        9,745  OfficeMax, Inc.                                        145,980
        5,997  Pep Boys-Manny, Moe & Jack (The) (a)                    77,601
        7,505  Rent-A-Center, Inc.                                    256,971
        3,101  Signet Jewelers Ltd.                                   231,521
        2,095  Sonic Automotive, Inc., Class A                         46,677
        6,492  Stage Stores, Inc.                                     134,060
        5,451  Stein Mart, Inc.                                        80,511


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        2,716  Zumiez, Inc. (a)                                 $      80,502
                                                                -------------
                                                                    3,498,839
                                                                -------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.4%
        9,158  Crocs, Inc. (a)                                        111,544
        1,685  Deckers Outdoor Corp. (a)                              115,979
        2,251  Iconix Brand Group, Inc. (a)                            81,239
        6,616  Perry Ellis International, Inc.                        125,770
                                                                -------------
                                                                      434,532
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.5%
        4,466  Astoria Financial Corp.                                 58,996
        3,901  Bank Mutual Corp.                                       24,810
        7,947  Brookline Bancorp, Inc.                                 70,490
        1,469  Dime Community Bancshares, Inc.                         24,033
        7,353  New York Community Bancorp, Inc.                       119,192
        1,850  Northwest Bancshares, Inc.                              25,881
        5,634  People's United Financial, Inc.                         81,299
        4,613  Provident Financial Services, Inc.                      86,448
        4,104  TrustCo Bank Corp.                                      27,579
                                                                -------------
                                                                      518,728
                                                                -------------
               TOBACCO -- 0.4%
       42,831  Alliance One International, Inc. (a)                   127,208
        5,614  Universal Corp.                                        297,711
                                                                -------------
                                                                      424,919
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS --
                  0.3%
          968  Applied Industrial Technologies, Inc.                   45,796
        3,507  GATX Corp.                                             180,786
          646  Kaman Corp.                                             24,018
                                                                -------------
                                                                      250,600
                                                                -------------
               WATER UTILITIES -- 0.1%
        1,809  American States Water Co.                               51,521
        2,246  Aqua America, Inc.                                      56,554
                                                                -------------
                                                                      108,075
                                                                -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
        1,301  NTELOS Holdings Corp.                                   24,771
        9,676  Telephone & Data Systems, Inc.                         301,698
        8,802  USA Mobility, Inc.                                     131,326
                                                                -------------
                                                                      457,795
                                                                -------------

               TOTAL COMMON STOCKS -- 99.9%                       101,449,462
               (Cost $89,374,011)

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.0%
        3,479  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional Class -
                0.03% (b)                                       $       3,479
               (Cost $3,479)                                    -------------

               TOTAL INVESTMENTS -- 99.9%                         101,452,941
               (Cost $89,377,490) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                    56,915
                                                                -------------
               NET ASSETS -- 100.0%                             $ 101,509,856
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,829,975 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $754,524.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $101,449,462           $    --         $    --
Money Market Funds                 3,479                --              --
                          -----------------------------------------------------
Total Investments           $101,452,941           $    --         $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.0%
        2,110  B/E Aerospace, Inc. (a)                          $     171,248
        1,578  Boeing (The) Co.                                       205,929
        2,557  GenCorp, Inc. (a)                                       42,958
          893  Honeywell International, Inc.                           77,450
        1,453  Lockheed Martin Corp.                                  193,743
          490  Precision Castparts Corp.                              124,190
                                                                -------------
                                                                      815,518
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 0.7%
        1,245  C.H. Robinson Worldwide, Inc.                           74,377
        2,525  Expeditors International of
                  Washington, Inc.                                    114,357
          696  Hub Group, Inc., Class A (a)                            25,564
          812  United Parcel Service, Inc., Class B                    79,771
                                                                -------------
                                                                      294,069
                                                                -------------
               AIRLINES -- 1.4%
        1,990  Alaska Air Group, Inc.                                 140,613
          259  Allegiant Travel Co.                                    27,006
        7,859  Delta Air Lines, Inc.                                  207,321
       10,186  Southwest Airlines Co.                                 175,403
                                                                -------------
                                                                      550,343
                                                                -------------
               AUTO COMPONENTS -- 1.3%
        1,463  BorgWarner, Inc.                                       150,879
        3,173  Delphi Automotive PLC                                  181,496
          827  Dorman Products, Inc.                                   40,201
        1,540  Drew Industries, Inc.                                   77,400
        2,434  Gentex Corp.                                            71,657
                                                                -------------
                                                                      521,633
                                                                -------------
               AUTOMOBILES -- 1.3%
        5,154  General Motors Co. (a)                                 190,440
        1,732  Harley-Davidson, Inc.                                  110,917
        2,683  Thor Industries, Inc.                                  155,641
        2,702  Winnebago Industries, Inc. (a)                          80,142
                                                                -------------
                                                                      537,140
                                                                -------------
               BEVERAGES -- 0.9%
          287  Boston Beer (The) Co., Inc.,
                  Class A (a)                                          65,893
        2,766  Coca-Cola Enterprises, Inc.                            115,425
        2,584  Constellation Brands, Inc., Class A (a)                168,735
                                                                -------------
                                                                      350,053
                                                                -------------
               BIOTECHNOLOGY -- 3.0%
          958  Alexion Pharmaceuticals, Inc. (a)                      117,786
          994  Amgen, Inc.                                            115,304
          616  Biogen Idec, Inc. (a)                                  150,421
        1,204  Celgene Corp. (a)                                      178,782
        1,960  Cubist Pharmaceuticals, Inc. (a)                       121,520
        2,950  Gilead Sciences, Inc. (a)                              209,420
          593  Regeneron Pharmaceuticals, Inc. (a)                    170,547


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
        1,580  United Therapeutics Corp. (a)                    $     139,862
                                                                -------------
                                                                    1,203,642
                                                                -------------
               BUILDING PRODUCTS -- 1.5%
        1,209  A.O. Smith Corp.                                        62,445
        2,057  AAON, Inc.                                              55,560
        1,381  Apogee Enterprises, Inc.                                43,198
        2,244  Fortune Brands Home & Security,
                  Inc.                                                 96,671
        2,069  Lennox International, Inc.                             161,506
        6,970  Masco Corp.                                            147,276
        1,451  Quanex Building Products Corp.                          25,799
                                                                -------------
                                                                      592,455
                                                                -------------
               CAPITAL MARKETS -- 2.2%
          512  Affiliated Managers Group, Inc. (a)                    101,089
        2,035  Ameriprise Financial, Inc.                             204,599
          274  BlackRock, Inc.                                         82,422
        1,425  Evercore Partners, Inc., Class A                        71,920
        1,180  Financial Engines, Inc.                                 65,927
          713  Franklin Resources, Inc.                                38,402
        2,800  HFF, Inc., Class A                                      68,740
        1,130  Invesco Ltd.                                            38,137
        2,015  SEI Investments Co.                                     66,878
           84  Virtus Investment Partners, Inc. (a)                    17,096
        2,420  Waddell & Reed Financial, Inc.,
                  Class A                                             149,435
                                                                -------------
                                                                      904,645
                                                                -------------
               CHEMICALS -- 4.3%
        1,049  Airgas, Inc.                                           114,414
          507  American Vanguard Corp.                                 13,233
        1,010  Ashland, Inc.                                           93,476
          528  Balchem Corp.                                           30,233
          719  Calgon Carbon Corp. (a)                                 14,344
          171  CF Industries Holdings, Inc.                            36,868
        1,148  Cytec Industries, Inc.                                  95,387
        1,266  E.I. du Pont de Nemours & Co.                           77,479
        2,380  Eastman Chemical Co.                                   187,520
        1,877  Ecolab, Inc.                                           198,962
        2,376  Flotek Industries, Inc. (a)                             50,799
        2,068  FMC Corp.                                              150,468
        1,209  H.B. Fuller Co.                                         57,875
          901  International Flavors &
                  Fragrances, Inc.                                     74,468
          104  NewMarket Corp.                                         32,381
        2,284  PolyOne Corp.                                           69,205
        1,110  PPG Industries, Inc.                                   202,664
          561  Quaker Chemical Corp.                                   42,586
        3,442  RPM International, Inc.                                133,274
          407  Sherwin-Williams (The) Co.                              76,516
                                                                -------------
                                                                    1,752,152
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS -- 1.3%
          826  Cardinal Financial Corp.                         $      13,629
        1,281  Cathay General Bancorp                                  31,551
          449  City National Corp.                                     32,377
          232  First Financial Bankshares, Inc.                        14,270
          553  Glacier Bancorp, Inc.                                   15,279
        1,349  Home BancShares, Inc.                                   45,704
        4,364  Huntington Bancshares, Inc.                             38,403
          398  PacWest Bancorp                                         15,144
          916  Pinnacle Financial Partners, Inc. (a)                   28,396
          681  Signature Bank (a)                                      69,340
        1,082  SVB Financial Group (a)                                103,634
        9,075  Synovus Financial Corp.                                 29,494
        3,167  Taylor Capital Group, Inc. (a)                          72,841
        1,670  Wilshire Bancorp, Inc.                                  14,145
                                                                -------------
                                                                      524,207
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.5%
        2,897  Cintas Corp.                                           155,772
        1,593  Clean Harbors, Inc. (a)                                 98,368
          530  Healthcare Services Group, Inc.                         14,517
        3,202  Herman Miller, Inc.                                     97,149
        1,377  Interface, Inc.                                         27,884
          580  Mine Safety Appliances Co.                              27,933
          643  Stericycle, Inc. (a)                                    74,716
        2,744  Waste Connections, Inc.                                117,278
                                                                -------------
                                                                      613,617
                                                                -------------
               COMMUNICATIONS EQUIPMENT --     1.1%
        2,402  ARRIS Group, Inc. (a)                                   42,900
        3,979  CalAmp Corp. (a)                                        93,626
        6,234  Ciena Corp. (a)                                        145,065
        2,451  JDS Uniphase Corp. (a)                                  32,084
        4,631  PC-Tel, Inc.                                            42,652
          882  Procera Networks, Inc. (a)                              12,480
          535  QUALCOMM, Inc.                                          37,166
          643  ViaSat, Inc. (a)                                        42,515
                                                                -------------
                                                                      448,488
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.7%
        2,884  3D Systems Corp. (a)                                   179,500
          156  Apple, Inc.                                             81,486
        1,294  Electronics for Imaging, Inc. (a)                       44,397
        1,410  EMC Corp.                                               33,939
        3,932  NCR Corp. (a)                                          143,715
        2,610  NetApp, Inc.                                           101,294
        1,695  Seagate Technology PLC                                  82,513
                                                                -------------
                                                                      666,844
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 0.2%
        2,696  Quanta Services, Inc. (a)                               81,446
                                                                -------------
               CONSTRUCTION MATERIALS -- 0.3%
        1,288  Eagle Materials, Inc.                                   96,613


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS (CONTINUED)
        1,520  Headwaters, Inc. (a)                             $      13,270
          412  Texas Industries, Inc. (a)                              22,124
                                                                -------------
                                                                      132,007
                                                                -------------
               CONSUMER FINANCE -- 1.2%
          982  American Express Co.                                    80,328
        1,467  Discover Financial Services                             76,108
        1,530  Encore Capital Group, Inc. (a)                          74,740
          471  First Cash Financial Services, Inc. (a)                 28,491
          912  Portfolio Recovery Associates,
                  Inc. (a)                                             54,218
        5,956  SLM Corp.                                              151,104
                                                                -------------
                                                                      464,989
                                                                -------------
               CONTAINERS & PACKAGING -- 1.2%
          803  Ball Corp.                                              39,259
        3,488  Myers Industries, Inc.                                  62,156
        2,728  Packaging Corp. of America                             169,900
        6,818  Sealed Air Corp.                                       205,767
                                                                -------------
                                                                      477,082
                                                                -------------
               DISTRIBUTORS -- 0.5%
        4,888  LKQ Corp. (a)                                          161,451
          487  Pool Corp.                                              26,483
                                                                -------------
                                                                      187,934
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 0.6%
        1,996  Hillenbrand, Inc.                                       56,327
        3,345  Service Corp. International                             60,244
        2,536  Sotheby's                                              131,618
                                                                -------------
                                                                      248,189
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 1.2%
        5,374  Bank of America Corp.                                   75,021
          662  CBOE Holdings, Inc.                                     32,107
          910  MarketAxess Holdings, Inc.                              59,359
        1,131  McGraw Hill Financial Inc.                              78,808
        2,636  Moody's Corp.                                          186,260
        1,547  MSCI, Inc. (a)                                          63,071
                                                                -------------
                                                                      494,626
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 0.3%
        2,870  General Communication, Inc.,
                  Class A (a)                                          27,294
        2,522  Lumos Networks Corp.                                    55,509
        1,003  tw telecom, Inc. (a)                                    31,614
                                                                -------------
                                                                      114,417
                                                                -------------
               ELECTRICAL EQUIPMENT -- 2.0%
        1,692  Acuity Brands, Inc.                                    170,063
        1,611  AMETEK, Inc.                                            77,054
          326  AZZ, Inc.                                               14,637
        2,154  Eaton Corp. PLC                                        151,986
        1,719  Emerson Electric Co.                                   115,122
          901  EnerSys, Inc.                                           59,781

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
          693  Franklin Electric Co., Inc.                      $      26,230
        1,387  Rockwell Automation, Inc.                              153,139
          271  Roper Industries, Inc.                                  34,366
                                                                -------------
                                                                      802,378
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 1.8%
        3,438  Agilysys, Inc. (a)                                      40,397
          466  Amphenol Corp., Class A                                 37,415
          853  Belden, Inc.                                            57,373
        1,307  Cognex Corp.                                            40,844
          650  DTS, Inc. (a)                                           13,000
          467  FEI Co.                                                 41,600
          175  Littelfuse, Inc.                                        14,880
        1,007  Measurement Specialties, Inc. (a)                       56,120
        4,813  Molex, Inc.                                            185,782
          183  OSI Systems, Inc. (a)                                   13,330
        2,864  TE Connectivity Ltd.                                   147,467
        1,008  Trimble Navigation Ltd. (a)                             28,799
        4,203  TTM Technologies, Inc. (a)                              36,776
                                                                -------------
                                                                      713,783
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 2.0%
          629  CARBO Ceramics, Inc.                                    78,839
          480  Dresser-Rand Group, Inc. (a)                            29,170
        1,357  Dril-Quip, Inc. (a)                                    159,339
          650  FMC Technologies, Inc. (a)                              32,858
          324  Geospace Technologies Corp. (a)                         31,564
        3,080  Halliburton Co.                                        163,332
        4,316  Newpark Resources, Inc. (a)                             55,029
        1,534  Oceaneering International, Inc.                        131,740
        1,259  Schlumberger Ltd.                                      117,993
                                                                -------------
                                                                      799,864
                                                                -------------
               FOOD & STAPLES RETAILING -- 1.5%
          966  Costco Wholesale Corp.                                 113,988
       18,922  SUPERVALU, Inc. (a)                                    133,022
        2,317  United Natural Foods, Inc. (a)                         165,549
        3,169  Whole Foods Market, Inc.                               200,059
                                                                -------------
                                                                      612,618
                                                                -------------
               FOOD PRODUCTS -- 0.9%
          556  Annie's, Inc. (a)                                       26,271
          395  B&G Foods, Inc.                                         13,371
        1,355  Calavo Growers, Inc.                                    40,230
          646  Darling International, Inc. (a)                         15,032
        2,905  Flowers Foods, Inc.                                     73,613
        1,654  Green Mountain Coffee Roasters,
                  Inc. (a)                                            103,888
          531  Hain Celestial Group (The), Inc. (a)                    44,195
          390  Hershey (The) Co.                                       38,703
                                                                -------------
                                                                      355,303
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
          852  Align Technology, Inc. (a)                       $      48,615
          165  Analogic Corp.                                          15,218
       12,633  Boston Scientific Corp. (a)                            147,680
          313  C. R. Bard, Inc.                                        42,637
        2,202  Cantel Medical Corp.                                    77,290
          480  Cooper (The) Cos., Inc.                                 62,021
          803  Greatbatch, Inc. (a)                                    30,610
        3,507  Masimo Corp.                                            89,849
        1,927  Natus Medical, Inc. (a)                                 38,020
          675  Neogen Corp. (a)                                        31,199
        1,179  ResMed, Inc.                                            61,001
          803  Thoratec Corp. (a)                                      34,682
          992  Varian Medical Systems, Inc. (a)                        71,999
          996  West Pharmaceutical Services, Inc.                      48,157
                                                                -------------
                                                                      798,978
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 1.4%
          321  Air Methods Corp.                                       14,034
          993  AMN Healthcare Services, Inc. (a)                       12,313
          457  Bio-Reference Laboratories,
                  Inc. (a)                                             14,811
        1,897  CorVel Corp. (a)                                        78,915
          634  DaVita HealthCare Partners, Inc. (a)                    35,637
        1,800  Express Scripts Holding Co. (a)                        112,536
          405  Hanger, Inc. (a)                                        14,864
        2,214  Healthways, Inc. (a)                                    21,321
          901  Henry Schein, Inc. (a)                                 101,300
          931  MEDNAX, Inc. (a)                                       101,498
          366  MWI Veterinary Supply, Inc. (a)                         58,062
                                                                -------------
                                                                      565,291
                                                                -------------
               HEALTH CARE TECHNOLOGY -- 0.8%
        2,117  Cerner Corp. (a)                                       118,615
          234  Computer Programs & Systems, Inc.                       13,347
        1,442  HealthStream, Inc. (a)                                  51,508
          709  Medidata Solutions, Inc. (a)                            78,210
        2,308  Omnicell, Inc. (a)                                      53,246
          629  Quality Systems, Inc.                                   14,354
                                                                -------------
                                                                      329,280
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE --   3.5%
        2,161  Bally Technologies, Inc. (a)                           158,055
        2,175  Bob Evans Farms, Inc.                                  124,171
          491  Buffalo Wild Wings, Inc. (a)                            70,007
          346  Chipotle Mexican Grill, Inc. (a)                       182,332
        2,292  Domino's Pizza, Inc.                                   153,701
        1,156  Interval Leisure Group, Inc.                            28,056
          857  Marriott International, Inc., Class A                   38,634
        2,030  Multimedia Games Holding Co.,
                  Inc. (a)                                             65,995
          391  Papa John's International, Inc.                         29,587

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        3,455  Ruth's Hospitality Group, Inc.                   $      42,116
        2,376  SHFL entertainment, Inc. (a)                            55,076
        2,309  Sonic Corp. (a)                                         44,564
        2,409  Starbucks Corp.                                        195,249
        1,559  Texas Roadhouse, Inc.                                   42,748
          591  Wyndham Worldwide Corp.                                 39,242
          939  Wynn Resorts Ltd.                                      156,109
                                                                -------------
                                                                    1,425,642
                                                                -------------
               HOUSEHOLD DURABLES -- 1.7%
          363  iRobot Corp. (a)                                        12,295
        1,931  Jarden Corp. (a)                                       106,900
        1,662  KB Home                                                 28,204
        2,406  La-Z-Boy, Inc.                                          55,531
          662  M/I Homes, Inc. (a)                                     13,551
          318  Meritage Homes Corp. (a)                                14,434
        1,196  Mohawk Industries, Inc. (a)                            158,374
        4,045  Newell Rubbermaid, Inc.                                119,853
          674  Ryland Group (The), Inc.                                27,095
        1,417  Tempur Sealy International, Inc. (a)                    54,342
        1,082  Tupperware Brands Corp.                                 97,001
                                                                -------------
                                                                      687,580
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.1%
          421  WD-40 Co.                                               30,518
                                                                -------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
          886  Carlisle Cos., Inc.                                     64,395
                                                                -------------
               INSURANCE -- 1.9%
        1,992  Aon PLC                                                157,547
          686  Arthur J. Gallagher & Co.                               32,551
        2,174  eHealth, Inc. (a)                                       92,656
        2,359  Employers Holdings, Inc.                                70,935
        3,837  First American Financial Corp.                          99,225
        2,554  Marsh & McLennan Cos., Inc.                            116,973
        2,377  Prudential Financial, Inc.                             193,464
                                                                -------------
                                                                      763,351
                                                                -------------
               INTERNET & CATALOG RETAIL -- 2.0%
          474  Amazon.com, Inc. (a)                                   172,550
          668  Blue Nile, Inc. (a)                                     27,435
          600  Netflix, Inc. (a)                                      193,488
        2,516  PetMed Express, Inc.                                    37,337
          183  priceline.com, Inc. (a)                                192,851
        2,445  TripAdvisor, Inc. (a)                                  202,226
                                                                -------------
                                                                      825,887
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 2.3%
        3,586  Akamai Technologies, Inc. (a)                          160,438
        3,053  Blucora, Inc. (a)                                       72,142
        1,886  comScore, Inc. (a)                                      50,394
        1,275  Dealertrack Technologies, Inc. (a)                      47,557
          646  eBay, Inc. (a)                                          34,051


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES
                  (CONTINUED)
           41  Google, Inc., Class A (a)                        $      42,254
          828  j2 Global, Inc.                                         45,523
        1,760  LogMeIn, Inc. (a)                                       56,848
        2,364  NIC, Inc.                                               58,202
          390  OpenTable, Inc. (a)                                     27,097
        3,821  Perficient, Inc. (a)                                    69,122
          568  Rackspace Hosting, Inc. (a)                             29,099
        1,190  Stamps.com, Inc. (a)                                    54,074
          708  Verisign, Inc. (a)                                      38,430
        3,172  XO Group, Inc. (a)                                      44,027
        3,354  Yahoo!, Inc. (a)                                       110,447
                                                                -------------
                                                                      939,705
                                                                -------------
               IT SERVICES -- 4.8%
        4,388  Acxiom Corp. (a)                                       145,813
          736  Alliance Data Systems Corp. (a)                        174,476
        1,025  Automatic Data Processing, Inc.                         76,844
        3,924  Broadridge Financial Solutions,
                  Inc.                                                137,968
        1,473  Cardtronics, Inc. (a)                                   57,815
        1,355  Cognizant Technology Solutions
                  Corp., Class A (a)                                  117,790
        2,303  CoreLogic, Inc. (a)                                     76,621
        2,395  Fidelity National Information
                  Services, Inc.                                      116,756
        1,101  Fiserv, Inc. (a)                                       115,308
        1,038  Gartner, Inc. (a)                                       61,190
          688  Heartland Payment Systems, Inc.                         27,830
        2,527  iGATE Corp. (a)                                         80,460
        1,207  Jack Henry & Associates, Inc.                           65,914
          900  Lender Processing Services, Inc.                        31,068
          220  MasterCard, Inc., Class A                              157,762
          910  MAXIMUS, Inc.                                           44,089
          605  NeuStar, Inc., Class A (a)                              27,782
        1,825  Paychex, Inc.                                           77,124
        3,781  Total System Services, Inc.                            112,787
        1,310  VeriFone Systems, Inc. (a)                              29,685
        2,414  Virtusa Corp. (a)                                       75,027
          388  Visa, Inc., Class A                                     76,308
          710  WEX, Inc. (a)                                           66,279
                                                                -------------
                                                                    1,952,696
                                                                -------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.9%
        1,230  Arctic Cat, Inc.                                        64,452
        1,369  Brunswick Corp.                                         61,783
        1,919  Callaway Golf Co.                                       16,177
        1,206  Polaris Industries, Inc.                               157,926
          872  Sturm, Ruger & Co., Inc.                                57,037
                                                                -------------
                                                                      357,375
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES --  1.6%
        2,170  Agilent Technologies, Inc.                             110,149

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  (CONTINUED)
          647  Charles River Laboratories                       $      31,839
                  International, Inc. (a)
        1,441  Covance, Inc. (a)                                      128,624
          482  Life Technologies Corp. (a)                             36,299
          259  Mettler-Toledo International, Inc. (a)                  64,092
        1,088  PAREXEL International Corp. (a)                         49,733
        2,947  PerkinElmer, Inc.                                      112,104
        1,207  Thermo Fisher Scientific, Inc.                         118,020
                                                                -------------
                                                                      650,860
                                                                -------------
               MACHINERY -- 5.5%
          703  Actuant Corp., Class A                                  26,405
          837  Cummins, Inc.                                          106,316
        1,651  Dover Corp.                                            151,545
          681  EnPro Industries, Inc. (a)                              40,635
        2,377  Flowserve Corp.                                        165,130
        1,682  Graco, Inc.                                            129,951
        1,909  IDEX Corp.                                             132,007
          972  Illinois Tool Works, Inc.                               76,584
        2,284  Ingersoll-Rand PLC                                     154,239
        4,332  ITT Corp.                                              172,110
        1,403  Lincoln Electric Holdings, Inc.                         97,144
          167  Lindsay Corp.                                           12,694
        1,591  Lydall, Inc. (a)                                        28,988
          846  Nordson Corp.                                           60,988
        1,332  PACCAR, Inc.                                            74,059
          468  Pall Corp.                                              37,683
        2,855  Pentair Ltd.                                           191,542
        1,491  Snap-on, Inc.                                          155,168
          690  Standex International Corp.                             42,442
          661  Tennant Co.                                             40,116
        2,781  Terex Corp. (a)                                         97,196
          496  Timken (The) Co.                                        26,194
          503  Toro (The) Co.                                          29,647
        2,477  Wabtec Corp.                                           161,476
                                                                -------------
                                                                    2,210,259
                                                                -------------
               MEDIA -- 3.7%
          910  AMC Networks, Inc., Class A (a)                         63,782
        2,689  CBS Corp., Class B                                     159,027
        2,944  Cinemark Holdings, Inc.                                 96,593
        2,464  Comcast Corp., Class A                                 117,237
        4,226  Digital Generation, Inc. (a)                            53,459
          603  DIRECTV (a)                                             37,681
          878  Discovery Communications, Inc.,
                  Class A (a)                                          78,072
        6,920  Gannett Co., Inc.                                      191,476
       10,791  Interpublic Group of Cos. (The), Inc.                  181,289
        1,169  Omnicom Group, Inc.                                     79,620
        1,424  Scripps Networks Interactive, Class A                  114,632
          664  Time Warner Cable, Inc.                                 79,780


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               MEDIA (CONTINUED)
        1,690  Time Warner, Inc.                                $     116,171
        1,331  Viacom, Inc., Class B                                  110,859
                                                                -------------
                                                                    1,479,678
                                                                -------------
               METALS & MINING -- 1.1%
        3,643  AK Steel Holding Corp. (a)                              16,029
        2,144  Carpenter Technology Corp.                             127,204
        1,773  Globe Specialty Metals, Inc.                            31,098
        1,513  Nucor Corp.                                             78,328
        1,607  SunCoke Energy, Inc. (a)                                32,140
        3,618  Worthington Industries, Inc.                           146,674
                                                                -------------
                                                                      431,473
                                                                -------------
               MULTILINE RETAIL -- 1.4%
        1,970  Dollar General Corp. (a)                               113,827
        2,595  Dollar Tree, Inc. (a)                                  151,548
        2,574  Family Dollar Stores, Inc.                             177,297
          641  Nordstrom, Inc.                                         38,761
        4,594  Tuesday Morning Corp. (a)                               65,005
                                                                -------------
                                                                      546,438
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS --   3.0%
        2,981  Cabot Oil & Gas Corp.                                  105,289
        1,880  Carrizo Oil & Gas, Inc. (a)                             82,419
        1,292  Cimarex Energy Co.                                     136,112
        1,095  EOG Resources, Inc.                                    195,348
        1,672  EQT Corp.                                              143,140
        2,239  Forest Oil Corp. (a)                                    10,613
          425  Gulfport Energy Corp. (a)                               24,943
        1,660  Noble Energy, Inc.                                     124,384
          229  PDC Energy, Inc. (a)                                    15,529
          982  Pioneer Natural Resources Co.                          201,094
        2,017  SM Energy Co.                                          178,726
                                                                -------------
                                                                    1,217,597
                                                                -------------
               PAPER & FOREST PRODUCTS -- 0.6%
        7,083  Louisiana-Pacific Corp. (a)                            120,482
        1,784  Neenah Paper, Inc.                                      73,393
          677  Schweitzer-Mauduit International,
                  Inc.                                                 41,893
                                                                -------------
                                                                      235,768
                                                                -------------
               PERSONAL PRODUCTS -- 0.3%
          516  Estee Lauder (The) Cos., Inc., Class A                  36,615
          911  Inter Parfums, Inc.                                     32,031
        1,016  Medifast, Inc. (a)                                      23,683
        1,361  Prestige Brands Holdings, Inc. (a)                      42,504
                                                                -------------
                                                                      134,833
                                                                -------------
               PHARMACEUTICALS -- 2.0%
        1,287  Actavis PLC (a)                                        198,944
        3,564  Akorn, Inc. (a)                                         72,848
        2,742  Endo Health Solutions, Inc. (a)                        119,908
          408  Medicines (The) Co. (a)                                 13,839

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
        4,857  Mylan, Inc. (a)                                  $     183,935
        1,209  Questcor Pharmaceuticals, Inc.                          74,196
        1,397  Salix Pharmaceuticals Ltd. (a)                         100,235
          695  ViroPharma, Inc. (a)                                    26,980
                                                                -------------
                                                                      790,885
                                                                -------------
               PROFESSIONAL SERVICES -- 1.5%
        1,716  Corporate Executive Board
                  (The) Co.                                           125,096
          714  Dun & Bradstreet (The) Corp.                            77,676
          602  Equifax, Inc.                                           38,931
          380  Exponent, Inc.                                          28,732
          989  Nielsen Holdings N.V.                                   39,006
        2,126  On Assignment, Inc. (a)                                 71,838
        3,800  Robert Half International, Inc.                        146,414
        1,390  WageWorks, Inc. (a)                                     71,182
                                                                -------------
                                                                      598,875
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
          402  CoreSite Realty Corp.                                   13,041
        2,042  Extra Space Storage, Inc.                               93,911
          769  Parkway Properties, Inc.                                13,927
          361  Sovran Self Storage, Inc.                               27,613
                                                                -------------
                                                                      148,492
                                                                -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT --
                  0.1%
        1,559  CBRE Group, Inc., Class A (a)                           36,216
                                                                -------------
               ROAD & RAIL -- 0.5%
          670  Genesee & Wyoming, Inc., Class A (a)                    66,893
          411  J.B. Hunt Transport Services, Inc.                      30,837
          330  Kansas City Southern                                    40,101
          891  Old Dominion Freight Line, Inc. (a)                     41,788
          232  Union Pacific Corp.                                     35,125
                                                                -------------
                                                                      214,744
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.3%
          780  Advanced Energy Industries, Inc. (a)                    16,287
        6,342  Applied Materials, Inc.                                113,205
        1,205  Cirrus Logic, Inc. (a)                                  27,028
        1,035  Cree, Inc. (a)                                          62,876
        3,119  Entropic Communications, Inc. (a)                       13,349
        3,056  Exar Corp. (a)                                          35,236
        9,919  Integrated Device Technology, Inc. (a)                 105,538
          592  KLA-Tencor Corp.                                        38,835
        3,622  Lam Research Corp. (a)                                 196,421
        9,483  LSI Corp.                                               80,416
        1,841  Microchip Technology, Inc.                              79,089
        8,490  Micron Technology, Inc. (a)                            150,103
          902  Monolithic Power Systems, Inc.                          28,720
        1,009  Power Integrations, Inc.                                57,957
       16,567  RF Micro Devices, Inc. (a)                              86,977
        4,887  Sigma Designs, Inc. (a)                                 26,585


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
          701  Silicon Laboratories, Inc. (a)                   $      28,194
        2,508  Skyworks Solutions, Inc. (a)                            64,656
          926  Synaptics, Inc. (a)                                     43,059
        1,583  Xilinx, Inc.                                            71,900
                                                                -------------
                                                                    1,326,431
                                                                -------------
               SOFTWARE -- 3.9%
        1,728  ACI Worldwide, Inc. (a)                                 95,247
        1,428  Adobe Systems, Inc. (a)                                 77,398
          346  ANSYS, Inc. (a)                                         30,258
          876  Autodesk, Inc. (a)                                      34,961
        1,400  Blackbaud, Inc.                                         50,400
          511  Citrix Systems, Inc. (a)                                29,015
        1,064  CommVault Systems, Inc. (a)                             83,077
        1,409  Concur Technologies, Inc. (a)                          147,381
          274  FactSet Research Systems, Inc.                          29,850
        2,254  Fair Isaac Corp.                                       129,109
        1,105  Interactive Intelligence Group,
                  Inc. (a)                                             67,902
          429  Manhattan Associates, Inc. (a)                          45,693
        5,331  Mentor Graphics Corp.                                  117,708
          600  MICROS Systems, Inc. (a)                                32,550
        1,430  Monotype Imaging Holdings, Inc.                         40,355
        2,191  PTC, Inc. (a)                                           60,734
        2,857  Salesforce.com, Inc. (a)                               152,450
        2,996  Symantec Corp.                                          68,129
        1,436  Synchronoss Technologies, Inc. (a)                      49,714
        3,863  Take-Two Interactive Software,
                  Inc. (a)                                             69,186
        2,940  Tangoe, Inc. (a)                                        56,154
        1,170  TIBCO Software, Inc. (a)                                28,735
          625  Tyler Technologies, Inc. (a)                            60,444
                                                                -------------
                                                                    1,556,450
                                                                -------------
               SPECIALTY RETAIL -- 6.8%
        1,720  ANN, Inc. (a)                                           60,819
        4,688  Ascena Retail Group, Inc. (a)                           92,775
        3,554  AutoNation, Inc. (a)                                   171,409
           85  AutoZone, Inc. (a)                                      36,949
        1,917  Bed Bath & Beyond, Inc. (a)                            148,222
        2,328  Brown Shoe Co., Inc.                                    52,240
          475  Cabela's, Inc. (a)                                      28,177
        3,825  CarMax, Inc. (a)                                       179,737
        5,684  Christopher & Banks Corp. (a)                           32,797
        1,167  Dick's Sporting Goods, Inc.                             62,096
        1,841  Gap (The), Inc.                                         68,099
        2,228  Haverty Furniture Cos., Inc.                            61,961
          978  Home Depot (The), Inc.                                  76,176
        3,034  L Brands, Inc.                                         189,959
          961  Lithia Motors, Inc., Class A                            60,399
        3,894  Lowe's Cos., Inc.                                      193,843
          658  Lumber Liquidators Holdings, Inc. (a)                   75,137
          294  Monro Muffler Brake, Inc.                               13,524

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
       32,242  Office Depot, Inc. (a)                           $     180,233
        1,162  O'Reilly Automotive, Inc. (a)                          143,867
        1,945  PetSmart, Inc.                                         141,518
        2,037  Ross Stores, Inc.                                      157,562
          968  Tiffany & Co.                                           76,637
        2,630  TJX (The) Cos., Inc.                                   159,878
        1,855  Tractor Supply Co.                                     132,354
        1,108  Williams-Sonoma, Inc.                                   58,104
        4,615  Zale Corp. (a)                                          72,132
                                                                -------------
                                                                    2,726,604
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS -- 3.0%
        1,231  Carter's, Inc.                                          85,124
        2,174  Fifth & Pacific Cos., Inc. (a)                          57,589
        1,276  Fossil Group, Inc. (a)                                 161,975
        2,499  Hanesbrands, Inc.                                      170,232
        1,249  Movado Group, Inc.                                      58,241
        2,042  NIKE, Inc., Class B                                    154,702
          603  Oxford Industries, Inc.                                 43,277
          937  PVH Corp.                                              116,722
          761  Steven Madden Ltd. (a)                                  27,914
        1,960  Under Armour, Inc., Class A (a)                        159,054
          559  VF Corp.                                               120,185
          938  Wolverine World Wide, Inc.                              54,160
                                                                -------------
                                                                    1,209,175
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.2%
        1,082  BofI Holding, Inc. (a)                                  65,375
        1,448  Washington Federal, Inc.                                32,985
                                                                -------------
                                                                       98,360
                                                                -------------
               TOBACCO -- 0.1%
          805  Lorillard, Inc.                                         41,063
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS -- 1.3%
          888  DXP Enterprises, Inc. (a)                               81,607
          717  Fastenal Co.                                            35,707
        2,672  United Rentals, Inc. (a)                               172,585
          425  W.W. Grainger, Inc.                                    114,312
        1,322  Watsco, Inc.                                           125,973
                                                                -------------
                                                                      530,184
                                                                -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.1%
          494  Crown Castle International
                  Corp. (a)                                            37,554
                                                                -------------
               TOTAL COMMON STOCKS -- 99.9%                        40,222,079
               (Cost $33,561,608)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
       41,784  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional Class -
                0.03% (b)                                       $      41,784
               (Cost $41,784)                                   -------------

               TOTAL INVESTMENTS -- 100.0%                         40,263,863
               (Cost $33,603,392) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                   (17,563)
                                                                -------------
               NET ASSETS -- 100.0%                             $  40,246,300
                                                                =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,818,365 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $157,894.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*               $40,222,079           $    --         $    --
Money Market Funds                41,784                --              --
                          -----------------------------------------------------
Total Investments            $40,263,863           $    --         $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.7%
        1,799  Alliant Techsystems, Inc.                        $     195,857
        2,826  Esterline Technologies Corp. (a)                       226,532
       11,168  Exelis, Inc.                                           184,160
          650  Huntington Ingalls Industries, Inc.                     46,508
        3,215  Triumph Group, Inc.                                    230,355
                                                                -------------
                                                                      883,412
                                                                -------------
               AIRLINES -- 1.0%
       33,897  JetBlue Airways Corp. (a)                              240,330
                                                                -------------
               CAPITAL MARKETS -- 2.2%
       21,526  Apollo Investment Corp.                                183,617
        3,230  Federated Investors, Inc., Class B                      87,598
       20,616  Janus Capital Group, Inc.                              203,480
        1,053  Raymond James Financial, Inc.                           48,069
                                                                -------------
                                                                      522,764
                                                                -------------
               CHEMICALS -- 4.0%
        1,394  Albemarle Corp.                                         92,269
        4,108  Cabot Corp.                                            191,474
       14,398  Intrepid Potash, Inc.                                  213,810
        1,776  Minerals Technologies, Inc.                            100,575
        9,786  Olin Corp.                                             220,283
        2,748  Sensient Technologies Corp.                            143,253
                                                                -------------
                                                                      961,664
                                                                -------------
               COMMERCIAL BANKS -- 5.8%
        8,495  Associated Banc-Corp.                                  138,129
        2,199  BancorpSouth, Inc.                                      48,598
        1,001  Commerce Bancshares, Inc.                               46,056
          622  Cullen/Frost Bankers, Inc.                              44,031
        1,373  East West Bancorp, Inc.                                 46,256
        3,991  First Horizon National Corp.                            42,504
       12,688  First Niagara Financial Group, Inc.                    139,949
        2,020  FirstMerit Corp.                                        45,369
        7,511  Fulton Financial Corp.                                  91,709
        4,194  Hancock Holding Co.                                    137,479
        6,083  International Bancshares Corp.                         138,997
          710  Prosperity Bancshares, Inc.                             44,340
        6,143  TCF Financial Corp.                                     93,251
        3,427  Trustmark Corp.                                         93,077
        8,817  Valley National Bancorp                                 85,966
        5,154  Webster Financial Corp.                                143,745
                                                                -------------
                                                                    1,379,456
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
        3,159  Deluxe Corp.                                           148,757
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 0.3%
        1,905  Plantronics, Inc.                                       81,801
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.0%
        6,841  Lexmark International, Inc., Class A                   243,198
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING -- 1.3%
        2,867  Granite Construction, Inc.                       $      92,747
        4,200  URS Corp.                                              227,724
                                                                -------------
                                                                      320,471
                                                                -------------
               CONTAINERS & PACKAGING -- 2.5%
        1,459  AptarGroup, Inc.                                        93,610
        2,684  Greif, Inc., Class A                                   143,567
        2,229  Rock Tenn Co., Class A                                 238,525
          933  Silgan Holdings, Inc.                                   42,050
        2,252  Sonoco Products Co.                                     91,521
                                                                -------------
                                                                      609,273
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 2.8%
       10,848  Apollo Group, Inc., Class A (a)                        289,533
        4,305  DeVry, Inc.                                            154,549
        2,303  Matthews International Corp., Class A                   93,502
        8,963  Regis Corp.                                            129,964
                                                                -------------
                                                                      667,548
                                                                -------------
               ELECTRIC UTILITIES -- 6.0%
        2,935  Cleco Corp.                                            136,008
       10,169  Great Plains Energy, Inc.                              238,361
        5,242  Hawaiian Electric Industries, Inc.                     139,280
        4,664  IDACORP, Inc.                                          240,662
        7,431  NV Energy, Inc.                                        176,412
        2,431  OGE Energy Corp.                                        89,704
        7,753  PNM Resources, Inc.                                    185,452
        7,365  Westar Energy, Inc.                                    232,808
                                                                -------------
                                                                    1,438,687
                                                                -------------
               ELECTRICAL EQUIPMENT -- 1.0%
          419  Hubbell, Inc., Class B                                  45,059
        2,583  Regal-Beloit Corp.                                     189,412
                                                                -------------
                                                                      234,471
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 4.3%
        4,652  Arrow Electronics, Inc. (a)                            223,389
        4,206  Avnet, Inc.                                            166,978
        7,612  Ingram Micro, Inc., Class A (a)                        176,370
        4,523  Tech Data Corp. (a)                                    235,467
       17,514  Vishay Intertechnology, Inc. (a)                       214,897
                                                                -------------
                                                                    1,017,101
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 5.6%
        4,101  Atwood Oceanics, Inc. (a)                              217,886
        1,696  Oil States International, Inc. (a)                     184,237
       10,559  Patterson-UTI Energy, Inc.                             256,161
        9,015  Superior Energy Services, Inc. (a)                     241,872
        2,959  Tidewater, Inc.                                        178,191
        4,856  Unit Corp. (a)                                         249,647
                                                                -------------
                                                                    1,327,994
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING -- 0.5%
        2,675  Harris Teeter Supermarkets, Inc.                 $     131,931
                                                                -------------
               FOOD PRODUCTS -- 0.6%
          560  Lancaster Colony Corp.                                  46,475
        2,173  Post Holdings, Inc. (a)                                 93,330
                                                                -------------
                                                                      139,805
                                                                -------------
               GAS UTILITIES -- 2.7%
        4,119  Atmos Energy Corp.                                     182,348
        1,276  National Fuel Gas Co.                                   91,298
        3,900  Questar Corp.                                           92,274
        3,363  UGI Corp.                                              139,127
        3,081  WGL Holdings, Inc.                                     138,676
                                                                -------------
                                                                      643,723
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES --
                  1.4%
        3,672  Hill-Rom Holdings, Inc.                                151,617
        3,063  STERIS Corp.                                           138,417
          533  Teleflex, Inc.                                          49,132
                                                                -------------
                                                                      339,166
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.7%
        4,228  Community Health Systems, Inc.                         184,468
        3,427  Health Management Associates, Inc.,
                  Class A (a)                                          43,934
        1,383  Health Net, Inc. (a)                                    42,043
        4,842  LifePoint Hospitals, Inc. (a)                          250,041
          790  Omnicare, Inc.                                          43,569
        2,536  Owens & Minor, Inc.                                     94,897
        1,754  Universal Health Services, Inc.,
                  Class B                                             141,302
        1,258  WellCare Health Plans, Inc. (a)                         83,883
                                                                -------------
                                                                      884,137
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 2.0%
        2,164  Brinker International, Inc.                             96,125
        1,996  Cheesecake Factory (The), Inc.                          94,311
        4,074  International Speedway Corp., Class A                  133,261
        3,408  Life Time Fitness, Inc. (a)                            154,791
                                                                -------------
                                                                      478,488
                                                                -------------
               HOUSEHOLD DURABLES -- 0.2%
           48  NVR, Inc. (a)                                           44,031
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.8%
          730  Church & Dwight Co., Inc.                               47,559
        1,444  Energizer Holdings, Inc.                               141,671
                                                                -------------
                                                                      189,230
                                                                -------------
               INSURANCE -- 9.1%
          321  Alleghany Corp. (a)                                    130,140
        3,245  American Financial Group, Inc.                         182,564
        4,834  Aspen Insurance Holdings Ltd.                          188,574


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               INSURANCE (CONTINUED)
        2,733  Brown & Brown, Inc.                              $      87,265
        1,552  Everest Re Group, Ltd.                                 238,604
        8,487  Fidelity National Financial, Inc.,
                  Class A                                             238,909
          793  Hanover Insurance Group (The), Inc.                     46,422
        4,003  HCC Insurance Holdings, Inc.                           182,737
        3,916  Kemper Corp.                                           144,970
          907  Mercury General Corp.                                   42,230
        2,849  Old Republic International Corp.                        47,835
        1,087  Primerica, Inc.                                         46,687
        3,092  Protective Life Corp.                                  142,479
        2,619  Reinsurance Group of America, Inc.                     186,420
        2,392  StanCorp Financial Group, Inc.                         140,889
        3,070  W. R. Berkley Corp.                                    134,804
                                                                -------------
                                                                    2,181,529
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 1.7%
        5,073  AOL, Inc.                                              183,846
       51,075  Monster Worldwide, Inc. (a)                            220,644
                                                                -------------
                                                                      404,490
                                                                -------------
               IT SERVICES -- 4.1%
       12,040  Convergys Corp.                                        237,670
        2,327  DST Systems, Inc.                                      197,260
        1,717  Global Payments, Inc.                                  102,127
        4,960  Leidos Holdings, Inc.                                  233,566
        7,850  ManTech International Corp., Class A                   219,329
                                                                -------------
                                                                      989,952
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.8%
        1,119  Bio-Rad Laboratories, Inc., Class A (a)                138,219
          548  Techne Corp.                                            47,890
                                                                -------------
                                                                      186,109
                                                                -------------
               MACHINERY -- 4.3%
        3,737  AGCO Corp.                                             218,166
          789  CLARCOR, Inc.                                           46,141
        1,423  Crane Co.                                               90,361
        1,151  Donaldson Co., Inc.                                     45,591
        3,847  Kennametal, Inc.                                       176,962
        3,582  Oshkosh Corp. (a)                                      170,467
        3,869  Trinity Industries, Inc.                               195,888
        2,148  Woodward, Inc.                                          86,113
                                                                -------------
                                                                    1,029,689
                                                                -------------
               MARINE -- 0.8%
        1,014  Kirby Corp. (a)                                         89,729
        3,345  Matson, Inc.                                            90,616
                                                                -------------
                                                                      180,345
                                                                -------------
               MEDIA -- 3.0%
        1,839  John Wiley & Sons, Inc., Class A                        92,483
        2,764  Meredith Corp.                                         141,793

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        6,978  New York Times (The) Co., Class A                $      96,506
        6,123  Scholastic Corp.                                       175,669
        7,817  Valassis Communications, Inc.                          213,873
                                                                -------------
                                                                      720,324
                                                                -------------
               METALS & MINING -- 2.1%
        7,763  Commercial Metals Co.                                  142,529
          575  Compass Minerals International, Inc.                    42,820
        2,395  Reliance Steel & Aluminum Co.                          175,529
        7,874  Steel Dynamics, Inc.                                   141,496
                                                                -------------
                                                                      502,374
                                                                -------------
               MULTILINE RETAIL -- 0.9%
        4,730  Big Lots, Inc. (a)                                     171,983
        2,752  Saks, Inc. (a)                                          44,004
                                                                -------------
                                                                      215,987
                                                                -------------
               MULTI-UTILITIES -- 2.3%
        3,540  Alliant Energy Corp.                                   184,859
        3,519  Black Hills Corp.                                      178,484
        1,568  MDU Resources Group, Inc.                               46,695
        3,945  Vectren Corp.                                          137,759
                                                                -------------
                                                                      547,797
                                                                -------------
               OFFICE ELECTRONICS -- 0.6%
        2,890  Zebra Technologies Corp., Class A (a)                  139,616
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 3.8%
       29,437  Alpha Natural Resources, Inc. (a)                      206,059
       10,672  Arch Coal, Inc.                                         45,249
        6,987  Bill Barrett Corp. (a)                                 193,330
        1,722  Energen Corp.                                          134,867
        3,221  Rosetta Resources, Inc. (a)                            193,067
        3,526  World Fuel Services Corp.                              134,517
                                                                -------------
                                                                      907,089
                                                                -------------
               PAPER & FOREST PRODUCTS -- 1.0%
        2,842  Domtar Corp.                                           240,746
                                                                -------------
               PROFESSIONAL SERVICES -- 0.2%
          410  Towers Watson & Co., Class A                            47,072
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.2%
          788  Rayonier, Inc.                                          37,052
                                                                -------------
               ROAD & RAIL -- 1.5%
        2,036  Con-way, Inc.                                           83,883
          783  Landstar System, Inc.                                   43,292
        9,676  Werner Enterprises, Inc.                               224,096
                                                                -------------
                                                                      351,271
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.2%
        3,158  Fairchild Semiconductor
                  International, Inc. (a)                              40,012
                                                                -------------
               SOFTWARE -- 0.7%
        4,576  Rovi Corp. (a)                                          76,694


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               SOFTWARE (CONTINUED)
        2,327  Synopsys, Inc. (a)                               $      84,819
                                                                -------------
                                                                      161,513
                                                                -------------
               SPECIALTY RETAIL -- 4.9%
        8,149  Aaron's, Inc.                                          231,187
        1,061  Advance Auto Parts, Inc.                               105,230
        2,943  CST Brands, Inc.                                        94,882
        5,878  Guess?, Inc.                                           183,688
        4,343  Murphy USA, Inc. (a)                                   176,239
        5,926  Rent-A-Center, Inc.                                    202,906
        2,449  Signet Jewelers Ltd.                                   182,842
                                                                -------------
                                                                    1,176,974
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.4%
        1,330  Deckers Outdoor Corp. (a)                               91,544
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.6%
        3,525  Astoria Financial Corp.                                 46,565
        5,805  New York Community Bancorp, Inc.                        94,099
                                                                -------------
                                                                      140,664
                                                                -------------
               TOBACCO -- 1.0%
        4,433  Universal Corp.                                        235,082
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS --
                  0.6%
        2,769  GATX Corp.                                             142,742
                                                                -------------
               WATER UTILITIES -- 0.2%
        1,773  Aqua America, Inc.                                      44,644
                                                                -------------
               WIRELESS TELECOMMUNICATION SERVICES --
                  1.0%
        7,639  Telephone & Data Systems, Inc.                         238,184
                                                                -------------

               TOTAL INVESTMENTS -- 100.0%                         23,880,239
               (Cost $22,168,636) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                    (4,385)
                                                                -------------
               NET ASSETS -- 100.0%                             $  23,875,854
                                                                =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,977,684 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $266,081.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

OCTOBER 31, 2013 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*               $23,880,239          $     --         $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 100.1%
               AEROSPACE & DEFENSE -- 1.4%
        5,960  B/E Aerospace, Inc. (a)                          $     483,714
                                                                -------------
               AIRLINES -- 1.2%
        5,621  Alaska Air Group, Inc.                                 397,180
                                                                -------------
               AUTO COMPONENTS -- 0.6%
        6,876  Gentex Corp.                                           202,429
                                                                -------------
               AUTOMOBILES -- 1.3%
        7,580  Thor Industries, Inc.                                  439,716
                                                                -------------
               BIOTECHNOLOGY -- 2.2%
        5,539  Cubist Pharmaceuticals, Inc. (a)                       343,418
        4,465  United Therapeutics Corp. (a)                          395,242
                                                                -------------
                                                                      738,660
                                                                -------------
               BUILDING PRODUCTS -- 2.1%
        6,342  Fortune Brands Home & Security, Inc.                   273,213
        5,847  Lennox International, Inc.                             456,417
                                                                -------------
                                                                      729,630
                                                                -------------
               CAPITAL MARKETS -- 2.6%
        1,446  Affiliated Managers Group, Inc. (a)                    285,498
        5,694  SEI Investments Co.                                    188,984
        6,837  Waddell & Reed Financial, Inc.,
                  Class A                                             422,185
                                                                -------------
                                                                      896,667
                                                                -------------
               CHEMICALS -- 2.9%
        2,855  Ashland, Inc.                                          264,230
        3,245  Cytec Industries, Inc.                                 269,627
          293  NewMarket Corp.                                         91,229
        9,724  RPM International, Inc.                                376,513
                                                                -------------
                                                                    1,001,599
                                                                -------------
               COMMERCIAL BANKS -- 2.2%
        3,620  Cathay General Bancorp                                  89,160
        1,270  City National Corp.                                     91,580
        1,923  Signature Bank (a)                                     195,800
        3,055  SVB Financial Group (a)                                292,608
       25,640  Synovus Financial Corp.                                 83,330
                                                                -------------
                                                                      752,478
                                                                -------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 2.8%
        4,500  Clean Harbors, Inc. (a)                                277,875
        9,047  Herman Miller, Inc.                                    274,486
        1,639  Mine Safety Appliances Co.                              78,934
        7,751  Waste Connections, Inc.                                331,278
                                                                -------------
                                                                      962,573
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 1.2%
       17,613  Ciena Corp. (a)                                        409,855
                                                                -------------
               COMPUTERS & PERIPHERALS -- 2.7%
        8,149  3D Systems Corp. (a)                                   507,194


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMPUTERS & PERIPHERALS (CONTINUED)
       11,108  NCR Corp. (a)                                    $     405,997
                                                                -------------
                                                                      913,191
                                                                -------------
               CONSTRUCTION MATERIALS -- 0.8%
        3,639  Eagle Materials, Inc.                                  272,961
                                                                -------------
               CONTAINERS & PACKAGING -- 1.4%
        7,706  Packaging Corp. of America                             479,930
                                                                -------------
               DISTRIBUTORS -- 1.3%
       13,810  LKQ Corp. (a)                                          456,144
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 1.6%
        9,451  Service Corp. International                            170,212
        7,163  Sotheby's                                              371,760
                                                                -------------
                                                                      541,972
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.8%
        1,871  CBOE Holdings, Inc.                                     90,743
        4,371  MSCI, Inc. (a)                                         178,206
                                                                -------------
                                                                      268,949
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 0.3%
        2,833  tw telecom inc. (a)                                     89,296
                                                                -------------
               ELECTRICAL EQUIPMENT -- 1.4%
        4,782  Acuity Brands, Inc.                                    480,639
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 0.2%
        2,847  Trimble Navigation Ltd. (a)                             81,339
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 3.3%
        1,775  CARBO Ceramics, Inc.                                   222,479
        1,356  Dresser-Rand Group, Inc. (a)                            82,404
        3,833  Dril-Quip, Inc. (a)                                    450,071
        4,333  Oceaneering International, Inc.                        372,118
                                                                -------------
                                                                    1,127,072
                                                                -------------
               FOOD & STAPLES RETAILING -- 2.5%
       53,459  SUPERVALU, Inc. (a)                                    375,817
        6,546  United Natural Foods, Inc. (a)                         467,712
                                                                -------------
                                                                      843,529
                                                                -------------
               FOOD PRODUCTS -- 1.5%
        8,209  Flowers Foods, Inc.                                    208,016
        4,673  Green Mountain Coffee Roasters,
                  Inc. (a)                                            293,511
                                                                -------------
                                                                      501,527
                                                                -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.0%
        1,357  Cooper (The) Cos., Inc.                                175,338
        9,909  Masimo Corp.                                           253,868
        3,332  ResMed, Inc.                                           172,398

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                  SUPPLIES (CONTINUED)
        2,269  Thoratec Corp. (a)                               $      97,998
                                                                -------------
                                                                      699,602
                                                                -------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.7%
        2,546  Henry Schein, Inc. (a)                                 286,247
        2,629  MEDNAX, Inc. (a)                                       286,613
                                                                -------------
                                                                      572,860
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 3.6%
        6,106  Bally Technologies, Inc. (a)                           446,593
        6,145  Bob Evans Farms, Inc.                                  350,818
        6,475  Domino's Pizza, Inc.                                   434,213
                                                                -------------
                                                                    1,231,624
                                                                -------------
               HOUSEHOLD DURABLES -- 3.7%
        5,455  Jarden Corp. (a)                                       301,989
        4,696  KB Home                                                 79,691
        3,378  Mohawk Industries, Inc. (a)                            447,315
        4,004  Tempur Sealy International, Inc. (a)                   153,553
        3,055  Tupperware Brands Corp.                                273,881
                                                                -------------
                                                                    1,256,429
                                                                -------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
        2,503  Carlisle Cos., Inc.                                    181,918
                                                                -------------
               INSURANCE -- 1.1%
        1,939  Arthur J. Gallagher & Co.                               92,006
       10,842  First American Financial Corp.                         280,374
                                                                -------------
                                                                      372,380
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 0.2%
        1,604  Rackspace Hosting, Inc. (a)                             82,173
                                                                -------------
               IT SERVICES -- 6.7%
       12,399  Acxiom Corp. (a)                                       412,019
        2,081  Alliance Data Systems Corp. (a)                        493,322
       11,086  Broadridge Financial Solutions, Inc.                   389,784
        6,506  CoreLogic, Inc. (a)                                    216,454
        2,934  Gartner, Inc. (a)                                      172,959
        3,410  Jack Henry & Associates, Inc.                          186,220
        2,544  Lender Processing Services, Inc.                        87,819
        1,711  NeuStar, Inc., Class A (a)                              78,569
        3,701  VeriFone Systems, Inc. (a)                              83,865
        2,005  WEX, Inc. (a)                                          187,167
                                                                -------------
                                                                    2,308,178
                                                                -------------
               LEISURE EQUIPMENT &
                  PRODUCTS -- 1.3%
        3,406  Polaris Industries, Inc.                               446,016
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 1.9%
        1,828  Charles River Laboratories
                  International, Inc. (a)                              89,956
        4,070  Covance, Inc. (a)                                      363,288


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
          733  Mettler-Toledo International, Inc. (a)           $     181,388
                                                                -------------
                                                                      634,632
                                                                -------------
               MACHINERY -- 7.2%
        4,753  Graco, Inc.                                            367,217
        5,394  IDEX Corp.                                             372,995
       12,239  ITT Corp.                                              486,255
        3,962  Lincoln Electric Holdings, Inc.                        274,329
        2,390  Nordson Corp.                                          172,295
        7,857  Terex Corp. (a)                                        274,602
        1,401  Timken (The) Co.                                        73,987
        6,998  Wabtec Corp.                                           456,200
                                                                -------------
                                                                    2,477,880
                                                                -------------
               MEDIA -- 1.3%
        2,570  AMC Networks, Inc., Class A (a)                        180,131
        8,318  Cinemark Holdings, Inc.                                272,914
                                                                -------------
                                                                      453,045
                                                                -------------
               METALS & MINING -- 2.3%
        6,057  Carpenter Technology Corp.                             359,362
       10,223  Worthington Industries, Inc.                           414,440
                                                                -------------
                                                                      773,802
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 2.6%
        3,650  Cimarex Energy Co.                                     384,528
        5,700  SM Energy Co.                                          505,077
                                                                -------------
                                                                      889,605
                                                                -------------
               PAPER & FOREST PRODUCTS -- 1.0%
       20,010  Louisiana-Pacific Corp. (a)                            340,370
                                                                -------------
               PHARMACEUTICALS -- 1.8%
        7,746  Endo Health Solutions, Inc. (a)                        338,733
        3,948  Salix Pharmaceuticals Ltd. (a)                         283,269
                                                                -------------
                                                                      622,002
                                                                -------------
               PROFESSIONAL SERVICES -- 1.0%
        4,846  Corporate Executive Board (The) Co.                    353,273
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.8%
        5,770  Extra Space Storage, Inc.                              265,362
                                                                -------------
               ROAD & RAIL -- 0.8%
        1,893  Genesee & Wyoming, Inc., Class A (a)                   188,997
        1,161  J.B. Hunt Transport Services, Inc.                      87,110
                                                                -------------
                                                                      276,107
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
        2,923  Cree, Inc. (a)                                         177,572
       28,023  Integrated Device Technology, Inc. (a)                 298,165
       46,807  RF Micro Devices, Inc. (a)                             245,737
        1,981  Silicon Laboratories, Inc. (a)                          79,676
        7,084  Skyworks Solutions, Inc. (a)                           182,625
                                                                -------------
                                                                      983,775
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE -- 6.2%
        4,884  ACI Worldwide, Inc. (a)                          $     269,206
          979  ANSYS, Inc. (a)                                         85,614
        3,007  CommVault Systems, Inc. (a)                            234,787
        3,982  Concur Technologies, Inc. (a)                          416,517
          776  FactSet Research Systems, Inc.                          84,537
        6,368  Fair Isaac Corp.                                       364,759
       15,061  Mentor Graphics Corp.                                  332,547
        1,694  MICROS Systems, Inc. (a)                                91,899
        6,190  PTC, Inc. (a)                                          171,587
        3,306  TIBCO Software, Inc. (a)                                81,195
                                                                -------------
                                                                    2,132,648
                                                                -------------
               SPECIALTY RETAIL -- 5.0%
        4,485  ANN, Inc. (a)                                          158,590
       13,245  Ascena Retail Group, Inc. (a)                          262,118
        1,343  Cabela's, Inc. (a)                                      79,667
        3,297  Dick's Sporting Goods, Inc.                            175,433
       91,092  Office Depot, Inc. (a)                                 509,204
        5,239  Tractor Supply Co.                                     373,803
        3,131  Williams-Sonoma, Inc.                                  164,190
                                                                -------------
                                                                    1,723,005
                                                                -------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 3.4%
        3,479  Carter's, Inc                                          240,573
        7,060  Hanesbrands, Inc.                                      480,927
        5,538  Under Armour, Inc., Class A (a)                        449,409
                                                                -------------
                                                                    1,170,909
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.3%
        4,091  Washington Federal, Inc.                                93,193
                                                                -------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 2.5%
        7,548  United Rentals, Inc. (a)                               487,525
        3,735  Watsco, Inc.                                           355,908
                                                                -------------
                                                                      843,433
                                                                -------------

               TOTAL INVESTMENTS -- 100.1%                         34,255,271
               (Cost $30,180,456) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                 (21,503)
                                                                -------------
               NET ASSETS -- 100.0%                             $  34,233,768
                                                                =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,270,328 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $195,513.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*               $34,255,271           $    --         $    --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 3.3%
       15,751  AAR Corp.                                        $     461,189
        1,401  American Science & Engineering, Inc.                    92,158
        4,811  Cubic Corp.                                            252,578
        5,501  Curtiss-Wright Corp.                                   273,840
        4,402  Moog, Inc., Class A (a)                                262,931
        6,114  National Presto Industries, Inc.                       431,343
       16,260  Orbital Sciences Corp. (a)                             375,118
        2,027  Teledyne Technologies, Inc. (a)                        180,038
                                                                -------------
                                                                    2,329,195
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 0.7%
        9,336  Atlas Air Worldwide Holdings,
                  Inc. (a)                                            345,712
        4,268  Forward Air Corp.                                      172,769
                                                                -------------
                                                                      518,481
                                                                -------------
               AIRLINES -- 0.6%
       29,647  SkyWest, Inc.                                          445,891
                                                                -------------
               AUTO COMPONENTS -- 1.2%
       10,708  Standard Motor Products, Inc.                          387,201
       24,143  Superior Industries International,
                  Inc.                                                452,681
                                                                -------------
                                                                      839,882
                                                                -------------
               BIOTECHNOLOGY -- 0.3%
        9,039  Emergent Biosolutions, Inc. (a)                        176,532
                                                                -------------
               BUILDING PRODUCTS -- 1.2%
       18,112  Gibraltar Industries, Inc. (a)                         289,973
       20,597  Griffon Corp.                                          258,080
        2,593  Simpson Manufacturing Co., Inc.                         91,922
        4,091  Universal Forest Products, Inc.                        216,496
                                                                -------------
                                                                      856,471
                                                                -------------
               CAPITAL MARKETS -- 2.2%
       34,472  Calamos Asset Management, Inc.,
                  Class A                                             338,515
       16,431  Investment Technology Group,
                  Inc. (a)                                            263,225
       12,553  Piper Jaffray Cos., Inc. (a)                           450,527
       38,505  Prospect Capital Corp.                                 436,647
        2,048  Stifel Financial Corp. (a)                              83,865
                                                                -------------
                                                                    1,572,779
                                                                -------------
               CHEMICALS -- 3.1%
       11,690  A. Schulman, Inc.                                      387,173
        6,844  Hawkins, Inc.                                          246,453
        4,894  Innophos Holdings, Inc.                                245,287
        4,038  Koppers Holdings, Inc.                                 179,731
        2,518  LSB Industries, Inc. (a)                                92,461
        5,966  Stepan Co.                                             351,218
       13,246  Tredegar Corp.                                         387,048


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               CHEMICALS (CONTINUED)
       15,885  Zep, Inc.                                        $     315,953
                                                                -------------
                                                                    2,205,324
                                                                -------------
               COMMERCIAL BANKS -- 4.7%
        4,513  Banner Corp.                                           172,667
        1,953  City Holding Co.                                        88,862
        3,421  Columbia Banking System, Inc.                           87,885
        2,477  Community Bank System, Inc.                             89,940
       17,026  First Financial Bancorp                                264,244
       15,588  Hanmi Financial Corp.                                  272,478
        2,366  Independent Bank Corp.                                  84,892
        9,146  MB Financial, Inc.                                     271,636
        3,676  NBT Bancorp, Inc.                                       89,584
       12,126  Old National Bancorp                                   176,312
        7,110  S&T Bancorp, Inc.                                      174,337
        2,718  Simmons First National Corp.,
                  Class A                                              88,987
       20,581  Susquehanna Bancshares, Inc.                           242,547
        1,828  Tompkins Financial Corp.                                90,157
        1,555  UMB Financial Corp.                                     91,621
        5,207  Umpqua Holdings Corp.                                   85,239
        2,915  United Bankshares, Inc.                                 86,226
       28,699  United Community Banks, Inc. (a)                       447,417
        8,386  Wintrust Financial Corp.                               364,875
                                                                -------------
                                                                    3,269,906
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
        9,703  ABM Industries, Inc.                                   266,930
        6,142  Consolidated Graphics, Inc. (a)                        393,641
        1,398  G&K Services, Inc., Class A                             87,235
        3,298  UniFirst Corp.                                         339,100
        5,938  United Stationers, Inc.                                263,885
       10,353  Viad Corp.                                             276,425
                                                                -------------
                                                                    1,627,216
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 1.9%
        4,844  Bel Fuse, Inc., Class B                                101,918
       14,049  Black Box Corp.                                        351,787
       14,160  Comtech Telecommunications Corp.                       425,083
       17,202  Digi International, Inc. (a)                           173,396
       13,724  Oplink Communications, Inc. (a)                        250,463
                                                                -------------
                                                                    1,302,647
                                                                -------------
               COMPUTERS & PERIPHERALS -- 0.8%
       39,350  QLogic Corp. (a)                                       485,972
        6,238  Super Micro Computer, Inc. (a)                          86,833
                                                                -------------
                                                                      572,805
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 1.2%
       10,885  Aegion Corp. (a)                                       223,143
        5,026  Comfort Systems USA, Inc.                               93,634
        9,228  Dycom Industries, Inc. (a)                             273,610

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING
                  (CONTINUED)
        4,400  EMCOR Group, Inc.                                $     163,064
        8,114  Orion Marine Group, Inc. (a)                           101,425
                                                                -------------
                                                                      854,876
                                                                -------------
               CONSUMER FINANCE -- 1.7%
        9,508  Cash America International, Inc.                       375,091
       25,502  EZCORP, Inc., Class A (a)                              401,146
        3,829  World Acceptance Corp. (a)                             398,676
                                                                -------------
                                                                    1,174,913
                                                                -------------
               DISTRIBUTORS -- 0.7%
       31,423  VOXX International Corp. (a)                           487,371
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.4%
        4,567  Capella Education Co. (a)                              278,222
      196,566  Corinthian Colleges, Inc. (a)                          420,651
       11,110  ITT Educational Services, Inc. (a)                     445,733
        8,294  Strayer Education, Inc.                                327,862
       14,195  Universal Technical Institute, Inc.                    188,651
                                                                -------------
                                                                    1,661,119
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
        4,499  Interactive Brokers Group, Inc.,
                  Class A                                              92,814
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.0%
        6,606  Atlantic Tele-Network, Inc.                            366,104
       53,727  Cbeyond, Inc. (a)                                      346,002
                                                                -------------
                                                                      712,106
                                                                -------------
               ELECTRIC UTILITIES -- 1.9%
        7,130  ALLETE, Inc.                                           360,279
       10,311  El Paso Electric Co.                                   362,638
        9,264  UIL Holdings Corp.                                     356,849
        5,541  UNS Energy Corp.                                       274,169
                                                                -------------
                                                                    1,353,935
                                                                -------------
               ELECTRICAL EQUIPMENT -- 1.1%
        5,646  Brady Corp., Class A                                   164,807
        4,367  Encore Wire Corp.                                      216,298
       13,724  II-VI, Inc. (a)                                        234,131
        2,810  Powell Industries, Inc. (a)                            176,552
                                                                -------------
                                                                      791,788
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 4.2%
       15,045  Benchmark Electronics, Inc. (a)                        341,973
        2,801  Coherent, Inc.                                         185,398
       15,387  Daktronics, Inc.                                       184,029
       22,753  Insight Enterprises, Inc. (a)                          479,406
        6,149  Methode Electronics, Inc.                              157,291
        2,676  MTS Systems Corp.                                      174,796


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS (CONTINUED)
        2,949  Park Electrochemical Corp.                       $      82,720
        6,943  Plexus Corp. (a)                                       265,778
       14,225  Rofin-Sinar Technologies, Inc. (a)                     373,406
        5,790  Rogers Corp. (a)                                       352,958
        2,442  ScanSource, Inc. (a)                                    93,919
        4,203  SYNNEX Corp. (a)                                       257,644
                                                                -------------
                                                                    2,949,318
                                                                -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 4.7%
       20,435  Basic Energy Services, Inc. (a)                        299,781
        4,732  Bristow Group, Inc.                                    380,784
       21,439  C&J Energy Services, Inc. (a)                          493,955
       12,671  Era Group, Inc. (a)                                    400,404
       12,491  Exterran Holdings, Inc. (a)                            356,618
       16,245  ION Geophysical Corp. (a)                               75,377
        8,776  Matrix Service Co. (a)                                 182,453
       45,857  Pioneer Energy Services Corp. (a)                      385,199
        1,903  SEACOR Holdings, Inc.                                  186,113
       25,979  Tesco Corp. (a)                                        446,319
        6,742  TETRA Technologies, Inc. (a)                            87,444
                                                                -------------
                                                                    3,294,447
                                                                -------------
               FOOD & STAPLES RETAILING -- 1.3%
        2,463  Andersons (The), Inc.                                  182,705
        1,149  Casey's General Stores, Inc.                            83,739
        9,779  Nash Finch Co.                                         274,399
       15,611  Spartan Stores, Inc.                                   367,327
                                                                -------------
                                                                      908,170
                                                                -------------
               FOOD PRODUCTS -- 2.0%
        5,370  Cal-Maine Foods, Inc.                                  272,420
        2,133  J & J Snack Foods Corp.                                182,521
        5,279  Sanderson Farms, Inc.                                  333,685
       14,307  Seneca Foods Corp., Class A (a)                        419,481
        2,928  Snyder's-Lance, Inc.                                    87,811
        1,264  TreeHouse Foods, Inc. (a)                               92,601
                                                                -------------
                                                                    1,388,519
                                                                -------------
               GAS UTILITIES -- 2.2%
        5,740  Laclede Group (The), Inc.                              270,182
        5,863  New Jersey Resources Corp.                             269,874
        8,203  Northwest Natural Gas Co.                              356,256
        7,856  Piedmont Natural Gas Co., Inc.                         268,204
        6,887  Southwest Gas Corp.                                    373,688
                                                                -------------
                                                                    1,538,204
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES --
                  2.1%
        5,065  CONMED Corp.                                           183,707
       36,899  CryoLife, Inc.                                         331,722
        2,100  Integra LifeSciences Holdings (a)                       96,138
        3,572  Meridian Bioscience, Inc.                               88,300

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES
                  (CONTINUED)
       21,294  Merit Medical Systems, Inc. (a)                  $     340,491
        3,551  SurModics, Inc. (a)                                     83,733
       42,203  Symmetry Medical, Inc. (a)                             341,844
                                                                -------------
                                                                    1,465,935
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.0%
       22,155  Almost Family, Inc.                                    426,041
        4,337  AmSurg Corp. (a)                                       186,014
        3,613  Chemed Corp.                                           245,034
        1,656  IPC Hospitalist (The) Co. (a)                           90,732
       25,643  Kindred Healthcare, Inc.                               355,925
       18,349  LHC Group, Inc. (a)                                    377,990
        7,179  Magellan Health Services, Inc. (a)                     421,407
        7,255  Molina Healthcare, Inc. (a)                            229,548
       32,440  PharMerica Corp. (a)                                   478,814
                                                                -------------
                                                                    2,811,505
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.2%
        1,043  Biglari Holdings, Inc. (a)                             454,769
        8,994  BJ's Restaurants, Inc. (a)                             243,377
        3,755  CEC Entertainment, Inc.                                174,044
          817  Cracker Barrel Old Country Store,
                  Inc.                                                 89,764
        2,496  DineEquity, Inc.                                       204,847
        4,304  Jack in the Box, Inc. (a)                              175,087
       23,702  Marcus (The) Corp.                                     340,361
        1,920  Marriott Vacations Worldwide
                  Corp. (a)                                            96,153
       18,145  Monarch Casino & Resort, Inc. (a)                      306,832
        2,421  Red Robin Gourmet Burgers, Inc. (a)                    184,432
                                                                -------------
                                                                    2,269,666
                                                                -------------
               HOUSEHOLD DURABLES -- 1.8%
       12,450  Blyth, Inc.                                            171,935
        9,740  Helen of Troy Ltd. (a)                                 455,053
       54,423  Standard Pacific Corp. (a)                             431,574
        4,778  Universal Electronics, Inc. (a)                        185,912
                                                                -------------
                                                                    1,244,474
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.5%
       50,276  Central Garden & Pet Co., Class A (a)                  370,031
                                                                -------------
               INSURANCE -- 3.9%
        2,378  AMERISAFE, Inc.                                         91,553
       12,134  Horace Mann Educators Corp.                            336,112
        2,666  Infinity Property & Casualty Corp.                     182,834
        5,960  Navigators Group (The), Inc. (a)                       335,190
        9,554  ProAssurance Corp.                                     432,987
          969  RLI Corp.                                               91,551
        6,502  Safety Insurance Group, Inc.                           355,594


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               INSURANCE (CONTINUED)
       10,543  Selective Insurance Group, Inc.                  $     276,965
       13,458  Stewart Information Services Corp.                     421,505
        5,651  United Fire Group, Inc.                                179,137
                                                                -------------
                                                                    2,703,428
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 0.3%
       21,578  United Online, Inc.                                    186,434
                                                                -------------
               IT SERVICES -- 2.7%
        6,229  CACI International, Inc., Class A (a)                  448,364
       13,749  CSG Systems International, Inc.                        383,047
       44,901  Higher One Holdings, Inc. (a)                          356,963
       24,036  Sykes Enterprises, Inc. (a)                            449,954
       10,294  TeleTech Holdings, Inc. (a)                            272,482
                                                                -------------
                                                                    1,910,810
                                                                -------------
               MACHINERY -- 2.8%
        4,789  Astec Industries, Inc.                                 161,916
        4,932  Barnes Group, Inc.                                     175,283
        2,542  ESCO Technologies, Inc.                                 91,715
       33,449  Federal Signal Corp. (a)                               457,917
        3,395  John Bean Technologies Corp.                            92,276
        7,733  Mueller Industries, Inc.                               466,223
       29,405  Titan International, Inc.                              426,373
        1,499  Watts Water Technologies, Inc.,
                  Class A                                              86,612
                                                                -------------
                                                                    1,958,315
                                                                -------------
               MEDIA -- 0.8%
        9,384  E.W. Scripps (The) Co., Class A (a)                    185,991
       48,751  Harte-Hanks, Inc.                                      388,545
                                                                -------------
                                                                      574,536
                                                                -------------
               METALS & MINING -- 2.6%
        7,904  AMCOL International Corp.                              253,560
        5,698  Haynes International, Inc.                             307,122
        6,041  Kaiser Aluminum Corp.                                  407,465
        8,057  Materion Corp.                                         240,179
        6,199  Olympic Steel, Inc.                                    169,667
        5,374  RTI International Metals, Inc. (a)                     182,179
       23,460  Stillwater Mining Co. (a)                              255,949
                                                                -------------
                                                                    1,816,121
                                                                -------------
               MULTILINE RETAIL -- 0.6%
       27,508  Fred's, Inc., Class A                                  445,630
                                                                -------------
               MULTI-UTILITIES -- 0.9%
       13,045  Avista Corp.                                           362,521
        5,750  NorthWestern Corp.                                     263,580
                                                                -------------
                                                                      626,101
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 3.3%
        3,214  Approach Resources, Inc. (a)                            90,474
       29,345  Cloud Peak Energy, Inc. (a)                            458,075
       21,645  Comstock Resources, Inc.                               370,346

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       51,788  Penn Virginia Corp. (a)                          $     440,716
       13,275  Stone Energy Corp. (a)                                 462,767
       37,696  Swift Energy Co. (a)                                   517,189
                                                                -------------
                                                                    2,339,567
                                                                -------------
               PAPER & FOREST PRODUCTS -- 0.8%
        5,407  Clearwater Paper Corp. (a)                             282,354
        1,974  KapStone Paper & Packaging Corp.                       102,569
        6,361  P.H. Glatfelter Co.                                    166,658
                                                                -------------
                                                                      551,581
                                                                -------------
               PROFESSIONAL SERVICES -- 2.6%
       28,119  CDI Corp.                                              451,310
        4,432  Heidrick & Struggles International,
                  Inc.                                                 82,081
       22,110  Kelly Services, Inc., Class A                          461,214
        3,948  Korn/Ferry International (a)                            93,962
       27,845  Navigant Consulting, Inc. (a)                          483,111
       12,689  Resources Connection, Inc.                             161,912
        3,519  TrueBlue, Inc. (a)                                      86,919
                                                                -------------
                                                                    1,820,509
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.1%
        2,798  Agree Realty Corp.                                      88,333
       29,260  Capstead Mortgage Corp.                                346,146
       66,485  Cedar Realty Trust, Inc.                               379,630
       16,734  Cousins Properties, Inc.                               189,596
        3,533  EPR Properties                                         181,490
        7,196  Government Properties Income Trust                     175,942
       33,664  Inland Real Estate Corp.                               359,868
       15,333  Lexington Realty Trust                                 179,396
        2,224  LTC Properties, Inc.                                    87,737
       14,149  Medical Properties Trust, Inc.                         184,503
                                                                -------------
                                                                    2,172,641
                                                                -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT
                  -- 0.1%
        3,923  Forestar Group, Inc. (a)                                87,601
                                                                -------------
               ROAD & RAIL -- 1.4%
       10,061  Arkansas Best Corp.                                    275,369
       24,270  Heartland Express, Inc.                                348,517
       20,846  Knight Transportation, Inc.                            353,757
                                                                -------------
                                                                      977,643
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.7%
       12,987  ATMI, Inc. (a)                                         355,065
       46,239  Brooks Automation, Inc.                                445,744
        4,471  Cabot Microelectronics Corp. (a)                       182,819
        7,028  Diodes, Inc. (a)                                       170,218
                                                                -------------
                                                                    1,153,846
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               SOFTWARE -- 1.3%
       43,308  Ebix, Inc.                                       $     492,845
       26,051  EPIQ Systems, Inc.                                     389,723
                                                                -------------
                                                                      882,568
                                                                -------------
               SPECIALTY RETAIL -- 7.7%
       21,416  Big 5 Sporting Goods Corp.                             404,977
        3,187  Buckle (The), Inc.                                     155,972
       15,384  Cato (The) Corp., Class A                              461,058
        4,465  Children's Place Retail Stores
                  (The), Inc. (a)                                     243,744
       13,848  Finish Line (The), Inc., Class A                       346,754
        6,564  Genesco, Inc. (a)                                      447,074
        2,217  Group 1 Automotive, Inc.                               141,888
        7,834  Jos. A. Bank Clothiers, Inc. (a)                       375,875
       14,007  Kirkland's, Inc. (a)                                   248,624
        6,924  MarineMax, Inc. (a)                                    101,991
       12,642  Men's Wearhouse (The), Inc.                            534,757
       33,657  OfficeMax, Inc.                                        504,182
       20,712  Pep Boys-Manny, Moe & Jack
                  (The) (a)                                           268,013
        7,234  Sonic Automotive, Inc., Class A                        161,174
       22,422  Stage Stores, Inc.                                     463,014
       18,825  Stein Mart, Inc.                                       278,045
        9,380  Zumiez, Inc. (a)                                       278,023
                                                                -------------
                                                                    5,415,165
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS --
                  1.6%
       31,630  Crocs, Inc. (a)                                        385,253
        7,775  Iconix Brand Group, Inc. (a)                           280,600
       22,850  Perry Ellis International, Inc.                        434,379
                                                                -------------
                                                                    1,100,232
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 1.3%
       13,473  Bank Mutual Corp.                                       85,688
       27,448  Brookline Bancorp, Inc.                                243,464
        5,074  Dime Community Bancshares, Inc.                         83,011
        6,391  Northwest Bancshares, Inc.                              89,410
       15,934  Provident Financial Services, Inc.                     298,603
       14,174  TrustCo Bank Corp.                                      95,249
                                                                -------------
                                                                      895,425
                                                                -------------
               TOBACCO -- 0.6%
      147,933  Alliance One International, Inc. (a)                   439,361
                                                                -------------
               TRADING COMPANIES & DISTRIBUTORS --
                  0.3%
        3,344  Applied Industrial Technologies,
                  Inc.                                                158,205
        2,230  Kaman Corp.                                             82,911
                                                                -------------
                                                                      241,116
                                                                -------------
               WATER UTILITIES -- 0.3%
        6,249  American States Water Co.                              177,971
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION SERVICES --
                  0.8%
        4,493  NTELOS Holdings Corp.                            $      85,547
       30,401  USA Mobility, Inc.                                     453,583
                                                                -------------
                                                                      539,130
                                                                -------------

               TOTAL INVESTMENTS -- 99.9%                          70,102,051
               (Cost $65,915,453) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                    37,900
                                                                -------------
               NET ASSETS -- 100.0%                             $  70,139,951
                                                                =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,217,330 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,030,732.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*               $70,102,051          $     --        $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.5%
        5,933  GenCorp, Inc. (a)                                $      99,674
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 0.3%
        1,616  Hub Group, Inc., Class A (a)                            59,356
                                                                -------------
               AIRLINES -- 0.3%
          601  Allegiant Travel Co.                                    62,666
                                                                -------------
               AUTO COMPONENTS -- 1.5%
        1,920  Dorman Products, Inc.                                   93,331
        3,575  Drew Industries, Inc.                                  179,680
                                                                -------------
                                                                      273,011
                                                                -------------
               AUTOMOBILES -- 1.0%
        6,271  Winnebago Industries, Inc. (a)                         185,998
                                                                -------------
               BEVERAGES -- 0.8%
          666  Boston Beer (The) Co., Inc.,
                  Class A (a)                                         152,907
                                                                -------------
               BUILDING PRODUCTS -- 2.4%
        2,806  A.O. Smith Corp.                                       144,930
        4,774  AAON, Inc.                                             128,946
        3,206  Apogee Enterprises, Inc.                               100,283
        3,368  Quanex Building Products Corp.                          59,883
                                                                -------------
                                                                      434,042
                                                                -------------
               CAPITAL MARKETS -- 2.8%
        3,306  Evercore Partners, Inc., Class A                       166,854
        2,740  Financial Engines, Inc.                                153,084
        6,500  HFF, Inc., Class A                                     159,575
          195  Virtus Investment Partners, Inc. (a)                    39,686
                                                                -------------
                                                                      519,199
                                                                -------------
               CHEMICALS -- 3.5%
        1,179  American Vanguard Corp.                                 30,772
        1,225  Balchem Corp.                                           70,143
        1,669  Calgon Carbon Corp. (a)                                 33,297
        5,514  Flotek Industries, Inc. (a)                            117,889
        2,807  H.B. Fuller Co.                                        134,371
        5,302  PolyOne Corp.                                          160,651
        1,302  Quaker Chemical Corp.                                   98,835
                                                                -------------
                                                                      645,958
                                                                -------------
               COMMERCIAL BANKS -- 2.8%
        1,919  Cardinal Financial Corp.                                31,664
          538  First Financial Bankshares, Inc.                        33,092
        1,284  Glacier Bancorp, Inc.                                   35,477
        3,132  Home BancShares, Inc.                                  106,112
          923  PacWest Bancorp                                         35,120
        2,128  Pinnacle Financial Partners, Inc. (a)                   65,968
        7,350  Taylor Capital Group, Inc. (a)                         169,050
        3,876  Wilshire Bancorp, Inc.                                  32,830
                                                                -------------
                                                                      509,313
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 0.5%
        1,231  Healthcare Services Group, Inc.                  $      33,717
        3,196  Interface, Inc.                                         64,719
                                                                -------------
                                                                       98,436
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 3.0%
        5,576  ARRIS Group, Inc. (a)                                   99,588
        9,234  CalAmp Corp. (a)                                       217,276
       10,748  PC-Tel, Inc.                                            98,989
        2,046  Procera Networks, Inc. (a)                              28,951
        1,493  ViaSat, Inc. (a)                                        98,717
                                                                -------------
                                                                      543,521
                                                                -------------
               COMPUTERS & PERIPHERALS -- 0.6%
        3,003  Electronics for Imaging, Inc. (a)                      103,033
                                                                -------------
               CONSTRUCTION MATERIALS -- 0.4%
        3,526  Headwaters, Inc. (a)                                    30,782
          957  Texas Industries, Inc. (a)                              51,391
                                                                -------------
                                                                       82,173
                                                                -------------
               CONSUMER FINANCE -- 2.0%
        3,550  Encore Capital Group, Inc. (a)                         173,418
        1,094  First Cash Financial Services, Inc. (a)                 66,176
        2,116  Portfolio Recovery Associates, Inc. (a)                125,796
                                                                -------------
                                                                      365,390
                                                                -------------
               CONTAINERS & PACKAGING -- 0.8%
        8,097  Myers Industries, Inc.                                 144,289
                                                                -------------
               DISTRIBUTORS -- 0.3%
        1,130  Pool Corp.                                              61,449
                                                                -------------
               DIVERSIFIED CONSUMER SERVICES -- 0.7%
        4,633  Hillenbrand, Inc.                                      130,743
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.8%
        2,111  MarketAxess Holdings, Inc.                             137,701
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 1.0%
        6,660  General Communication, Inc.,
                  Class A (a)                                          63,337
        5,852  Lumos Networks Corp.                                   128,802
                                                                -------------
                                                                      192,139
                                                                -------------
               ELECTRICAL EQUIPMENT -- 1.3%
          757  AZZ, Inc.                                               33,989
        2,092  EnerSys, Inc.                                          138,804
        1,610  Franklin Electric Co., Inc.                             60,939
                                                                -------------
                                                                      233,732
                                                                -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 3.9%
        7,980  Agilysys, Inc. (a)                               $      93,765
        1,979  Belden, Inc.                                           133,108
        3,032  Cognex Corp.                                            94,750
        1,510  DTS, Inc. (a)                                           30,200
        1,083  FEI Co.                                                 96,474
          405  Littelfuse, Inc.                                        34,437
        2,338  Measurement Specialties, Inc. (a)                      130,297
          426  OSI Systems, Inc. (a)                                   31,030
        9,755  TTM Technologies, Inc. (a)                              85,356
                                                                -------------
                                                                      729,417
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 1.1%
          752  Geospace Technologies Corp. (a)                         73,260
       10,019  Newpark Resources, Inc. (a)                            127,742
                                                                -------------
                                                                      201,002
                                                                -------------
               FOOD PRODUCTS -- 1.8%
        1,291  Annie's, Inc. (a)                                       61,000
          919  B&G Foods, Inc.                                         31,108
        3,146  Calavo Growers, Inc.                                    93,405
        1,498  Darling International, Inc. (a)                         34,858
        1,234  Hain Celestial Group (The), Inc. (a)                   102,706
                                                                -------------
                                                                      323,077
                                                                -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.7%
        1,977  Align Technology, Inc. (a)                             112,808
          385  Analogic Corp.                                          35,508
        5,112  Cantel Medical Corp.                                   179,431
        1,863  Greatbatch, Inc. (a)                                    71,018
        4,472  Natus Medical, Inc. (a)                                 88,233
        1,566  Neogen Corp. (a)                                        72,380
        2,312  West Pharmaceutical Services, Inc.                     111,785
                                                                -------------
                                                                      671,163
                                                                -------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.7%
          744  Air Methods Corp.                                       32,528
        2,304  AMN Healthcare Services, Inc. (a)                       28,570
        1,062  Bio-Reference Laboratories, Inc. (a)                    34,419
        4,404  CorVel Corp. (a)                                       183,206
          939  Hanger, Inc. (a)                                        34,461
        5,138  Healthways, Inc. (a)                                    49,479
          848  MWI Veterinary Supply, Inc. (a)                        134,527
                                                                -------------
                                                                      497,190
                                                                -------------
               HEALTH CARE TECHNOLOGY -- 2.7%
          543  Computer Programs & Systems, Inc.                       30,973
        3,349  HealthStream, Inc. (a)                                 119,626
        1,647  Medidata Solutions, Inc. (a)                           181,681
        5,356  Omnicell, Inc. (a)                                     123,563


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               HEALTH CARE TECHNOLOGY (CONTINUED)
        1,459  Quality Systems, Inc.                            $      33,294
                                                                -------------
                                                                      489,137
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 4.8%
        1,141  Buffalo Wild Wings, Inc. (a)                           162,684
        2,683  Interval Leisure Group, Inc.                            65,116
        4,711  Multimedia Games Holding Co.,
                  Inc. (a)                                            153,155
          908  Papa John's International, Inc.                         68,708
        8,020  Ruth's Hospitality Group, Inc.                          97,764
        5,514  SHFL entertainment, Inc. (a)                           127,815
        5,358  Sonic Corp. (a)                                        103,409
        3,619  Texas Roadhouse, Inc.                                   99,233
                                                                -------------
                                                                      877,884
                                                                -------------
               HOUSEHOLD DURABLES -- 1.6%
          842  iRobot Corp. (a)                                        28,519
        5,585  La-Z-Boy, Inc.                                         128,902
        1,537  M/I Homes, Inc. (a)                                     31,462
          739  Meritage Homes Corp. (a)                                33,543
        1,564  Ryland Group (The), Inc.                                62,873
                                                                -------------
                                                                      285,299
                                                                -------------
               HOUSEHOLD PRODUCTS -- 0.4%
          977  WD-40 Co.                                               70,823
                                                                -------------
               INSURANCE -- 2.1%
        5,047  eHealth, Inc. (a)                                      215,103
        5,474  Employers Holdings, Inc.                               164,603
                                                                -------------
                                                                      379,706
                                                                -------------
               INTERNET & CATALOG RETAIL -- 0.8%
        1,549  Blue Nile, Inc. (a)                                     63,617
        5,839  PetMed Express, Inc.                                    86,651
                                                                -------------
                                                                      150,268
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 6.6%
        7,085  Blucora, Inc. (a)                                      167,419
        4,378  comScore, Inc. (a)                                     116,980
        2,961  Dealertrack Technologies, Inc. (a)                     110,445
        1,921  j2 Global, Inc.                                        105,617
        4,084  LogMeIn, Inc. (a)                                      131,913
        5,488  NIC, Inc.                                              135,115
          907  OpenTable, Inc. (a)                                     63,018
        8,868  Perficient, Inc. (a)                                   160,422
        2,760  Stamps.com, Inc. (a)                                   125,414
        7,361  XO Group, Inc. (a)                                     102,171
                                                                -------------
                                                                    1,218,514
                                                                -------------
               IT SERVICES -- 3.6%
        3,419  Cardtronics, Inc. (a)                                  134,196
        1,597  Heartland Payment Systems, Inc.                         64,599
        5,865  iGATE Corp. (a)                                        186,741
        2,111  MAXIMUS, Inc.                                          102,278

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        5,603  Virtusa Corp. (a)                                $     174,141
                                                                -------------
                                                                      661,955
                                                                -------------
               LEISURE EQUIPMENT &
                  PRODUCTS -- 2.5%
        2,855  Arctic Cat, Inc.                                       149,602
        3,177  Brunswick Corp.                                        143,378
        4,454  Callaway Golf Co.                                       37,547
        2,025  Sturm, Ruger & Co., Inc.                               132,455
                                                                -------------
                                                                      462,982
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.6%
        2,524  PAREXEL International Corp. (a)                        115,372
                                                                -------------
               MACHINERY -- 2.8%
        1,633  Actuant Corp., Class A                                  61,336
        1,581  EnPro Industries, Inc. (a)                              94,338
          389  Lindsay Corp.                                           29,568
        3,693  Lydall, Inc. (a)                                        67,286
        1,601  Standex International Corp.                             98,478
        1,534  Tennant Co.                                             93,098
        1,167  Toro (The) Co.                                          68,783
                                                                -------------
                                                                      512,887
                                                                -------------
               MEDIA -- 0.7%
        9,810  Digital Generation, Inc. (a)                           124,097
                                                                -------------
               METALS & MINING -- 1.0%
        8,454  AK Steel Holding Corp. (a)                              37,197
        4,116  Globe Specialty Metals, Inc.                            72,195
        3,730  SunCoke Energy, Inc. (a)                                74,600
                                                                -------------
                                                                      183,992
                                                                -------------
               MULTILINE RETAIL -- 0.8%
       10,662  Tuesday Morning Corp. (a)                              150,867
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 1.7%
        4,365  Carrizo Oil & Gas, Inc. (a)                            191,362
        5,198  Forest Oil Corp. (a)                                    24,638
          986  Gulfport Energy Corp. (a)                               57,868
          533  PDC Energy, Inc. (a)                                    36,143
                                                                -------------
                                                                      310,011
                                                                -------------
               PAPER & FOREST PRODUCTS -- 1.5%
        4,143  Neenah Paper, Inc.                                     170,443
        1,572  Schweitzer-Mauduit International,
                  Inc.                                                 97,275
                                                                -------------
                                                                      267,718
                                                                -------------
               PERSONAL PRODUCTS -- 1.2%
        2,115  Inter Parfums, Inc.                                     74,363
        2,357  Medifast, Inc. (a)                                      54,942
        3,158  Prestige Brands Holdings, Inc. (a)                      98,624
                                                                -------------
                                                                      227,929
                                                                -------------
               PHARMACEUTICALS -- 2.4%
        8,272  Akorn, Inc. (a)                                        169,080
          946  Medicines (The) Co. (a)                                 32,088


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS (CONTINUED)
        2,807  Questcor Pharmaceuticals, Inc.                   $     172,265
        1,613  ViroPharma, Inc. (a)                                    62,617
                                                                -------------
                                                                      436,050
                                                                -------------
               PROFESSIONAL SERVICES -- 2.2%
          883  Exponent, Inc.                                          66,763
        4,935  On Assignment, Inc. (a)                                166,754
        3,227  WageWorks, Inc. (a)                                    165,255
                                                                -------------
                                                                      398,772
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.7%
          934  Coresite Realty Corp.                                   30,299
        1,784  Parkway Properties, Inc.                                32,308
          837  Sovran Self Storage, Inc.                               64,022
                                                                -------------
                                                                      126,629
                                                                -------------
               ROAD & RAIL -- 0.5%
        2,068  Old Dominion Freight Line, Inc. (a)                     96,989
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.1%
        1,809  Advanced Energy Industries, Inc. (a)                    37,772
        2,796  Cirrus Logic, Inc. (a)                                  62,714
        7,239  Entropic Communications, Inc. (a)                       30,983
        7,094  Exar Corp. (a)                                          81,794
        2,094  Monolithic Power Systems, Inc.                          66,673
        2,342  Power Integrations, Inc.                               134,524
       11,345  Sigma Designs, Inc. (a)                                 61,717
        2,148  Synaptics, Inc. (a)                                     99,882
                                                                -------------
                                                                      576,059
                                                                -------------
               SOFTWARE -- 5.6%
        3,249  Blackbaud, Inc.                                        116,964
        2,564  Interactive Intelligence Group, Inc. (a)               157,558
          997  Manhattan Associates, Inc. (a)                         106,191
        3,318  Monotype Imaging Holdings, Inc.                         93,634
        3,332  Synchronoss Technologies, Inc. (a)                     115,354
        8,966  Take-Two Interactive Software,
                  Inc. (a)                                            160,581
        6,824  Tangoe, Inc. (a)                                       130,338
        1,451  Tyler Technologies, Inc. (a)                           140,326
                                                                -------------
                                                                    1,020,946
                                                                -------------
               SPECIALTY RETAIL -- 4.7%
        5,404  Brown Shoe Co., Inc.                                   121,266
       13,193  Christopher & Banks Corp. (a)                           76,124
        5,171  Haverty Furniture Cos., Inc.                           143,805
        2,232  Lithia Motors, Inc., Class A                           140,281
        1,526  Lumber Liquidators Holdings, Inc. (a)                  174,254
          681  Monro Muffler Brake, Inc.                               31,326
       10,712  Zale Corp. (a)                                         167,429
                                                                -------------
                                                                      854,485
                                                                -------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 3.1%
        5,046  Fifth & Pacific Cos., Inc. (a)                         133,669

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY GOODS
                  (CONTINUED)
        2,899  Movado Group, Inc.                               $     135,180
        1,400  Oxford Industries, Inc.                                100,478
        1,767  Steven Madden Ltd. (a)                                  64,814
        2,179  Wolverine World Wide, Inc.                             125,815
                                                                -------------
                                                                      559,956
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 0.8%
        2,510  BofI Holding, Inc. (a)                                 151,654
                                                                -------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.0%
        2,063  DXP Enterprises, Inc. (a)                              189,590
                                                                -------------
               TOTAL INVESTMENTS -- 100.0%                         18,357,150
               (Cost $16,158,473) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                        (5)
                                                                -------------
               NET ASSETS -- 100.0%                             $  18,357,145
                                                                =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,321,914 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $123,237.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*               $18,357,150        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 6.8%
        2,604  Boeing (The) Co.                                 $     339,822
          960  Lockheed Martin Corp.                                  128,006
        1,703  United Technologies Corp.                              180,944
                                                                -------------
                                                                      648,772
                                                                -------------
               AUTOMOBILES -- 5.9%
       18,140  Ford Motor Co.                                         310,375
        6,806  General Motors Co. (a)                                 251,482
                                                                -------------
                                                                      561,857
                                                                -------------
               BIOTECHNOLOGY -- 5.3%
          254  Biogen Idec, Inc. (a)                                   62,024
        1,590  Celgene Corp. (a)                                      236,099
        2,922  Gilead Sciences, Inc. (a)                              207,433
                                                                -------------
                                                                      505,556
                                                                -------------
               CAPITAL MARKETS -- 2.0%
          774  Goldman Sachs Group (The), Inc.                        124,505
        2,271  Morgan Stanley                                          65,246
                                                                -------------
                                                                      189,751
                                                                -------------
               CHEMICALS -- 3.9%
        3,188  Dow Chemical (The) Co.                                 125,830
        3,343  LyondellBasell Industries N.V.,
                  Class A                                             249,388
                                                                -------------
                                                                      375,218
                                                                -------------
               COMMERCIAL BANKS -- 2.0%
        2,534  PNC Financial Services Group, Inc.                     186,325
                                                                -------------
               COMMUNICATIONS EQUIPMENT -- 2.5%
       10,453  Cisco Systems, Inc.                                    235,193
                                                                -------------
               COMPUTERS & PERIPHERALS -- 2.8%
          514  Apple, Inc.                                            268,488
                                                                -------------
               CONSUMER FINANCE -- 1.3%
        1,781  Capital One Financial Corp.                            122,301
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 1.9%
        3,552  JPMorgan Chase & Co.                                   183,070
                                                                -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 1.4%
        3,619  AT&T, Inc.                                             131,008
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 2.8%
        3,813  Halliburton Co.                                        202,203
          693  Schlumberger Ltd.                                       64,948
                                                                -------------
                                                                      267,151
                                                                -------------
               FOOD & STAPLES RETAILING -- 3.5%
        2,157  CVS Caremark Corp.                                     134,295
        2,275  Walgreen Co.                                           134,771
          828  Wal-Mart Stores, Inc.                                   63,549
                                                                -------------
                                                                      332,615
                                                                -------------


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES --
                  3.5%
        7,376  Abbott Laboratories                              $     269,593
        1,149  Medtronic, Inc.                                         65,952
                                                                -------------
                                                                      335,545
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES --
                  2.4%
        3,419  UnitedHealth Group, Inc.                               233,381
                                                                -------------
               HOTELS, RESTAURANTS & LEISURE -- 3.4%
        1,843  Las Vegas Sands Corp.                                  129,416
        2,385  Starbucks Corp.                                        193,304
                                                                -------------
                                                                      322,720
                                                                -------------
               INSURANCE -- 2.7%
        5,034  American International Group, Inc.                     260,006
                                                                -------------
               INTERNET & CATALOG RETAIL -- 4.2%
          392  Amazon.com, Inc. (a)                                   142,700
          242  priceline.com, Inc. (a)                                255,027
                                                                -------------
                                                                      397,727
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 3.2%
        6,091  Facebook, Inc., Class A (a)                            306,134
                                                                -------------
               IT SERVICES -- 0.7%
           91  MasterCard, Inc., Class A                               65,256
                                                                -------------
               MACHINERY -- 0.6%
          734  Caterpillar, Inc.                                       61,186
                                                                -------------
               MEDIA -- 1.3%
        1,356  Comcast Corp., Class A                                  64,519
          732  Viacom, Inc., Class B                                   60,968
                                                                -------------
                                                                      125,487
                                                                -------------
               MULTILINE RETAIL -- 0.6%
          957  Target Corp.                                            62,004
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 17.9%
        1,316  Anadarko Petroleum Corp.                               125,402
        2,519  Chevron Corp.                                          302,179
        4,402  ConocoPhillips                                         322,667
        1,808  EOG Resources, Inc.                                    322,547
        3,557  Exxon Mobil Corp.                                      318,778
        3,272  Occidental Petroleum Corp.                             314,374
                                                                -------------
                                                                    1,705,947
                                                                -------------
               PHARMACEUTICALS -- 2.5%
        4,864  Eli Lilly & Co.                                        242,325
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.4%
       13,352  Intel Corp.                                            326,189
                                                                -------------
               SOFTWARE -- 4.0%
        5,512  Microsoft Corp.                                        194,849

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

OCTOBER 31, 2013 (UNAUDITED)

SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        5,535  Oracle Corp.                                     $     185,423
                                                                -------------
                                                                      380,272
                                                                -------------
               SPECIALTY RETAIL -- 5.4%
        6,428  Lowe's Cos., Inc.                                      319,986
        3,256  TJX (The) Cos., Inc.                                   197,932
                                                                -------------
                                                                      517,918
                                                                -------------
               TEXTILES, APPAREL & LUXURY GOODS --
                  2.0%
        2,528  NIKE, Inc., Class B                                    191,521
                                                                -------------
               TOTAL INVESTMENTS -- 99.9%                           9,540,923
               (Cost $8,710,738) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                     8,465
                                                                -------------
               NET ASSETS -- 100.0%                             $   9,549,388
                                                                =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $839,135 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,950.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1             LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $9,540,923        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
STYLE FUNDS
OCTOBER 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds (each a "Fund" and collectively, the "Funds") listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and the asked price, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
OCTOBER 31, 2013 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
OCTOBER 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At October 31, 2013, only FNX and FYX have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
OCTOBER 31, 2013 (UNAUDITED)


                             LICENSING INFORMATION

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Mega Cap Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of S&P Dow Jones Indices LLC ("S&P Dow Jones"). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange Traded AlphaDEX(R) Fund
               ----------------------------------------------

By:     /s/ Mark R. Bradley
        ------------------------------------------
        Mark R. Bradley,
        President and Chief Executive Officer
        (principal executive officer)

Date:   December 18, 2013
        --------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Mark R. Bradley
        ------------------------------------------
        Mark R. Bradley,
        President and Chief Executive Officer
        (principal executive officer)

Date:   December 18, 2013
        --------------------

By:     James M. Dykas
        ------------------------------------------
        James M. Dykas,
        Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:   December 18, 2013
        --------------------